UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04611

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices)

Ms. Lucia Sitar, Esquire

Aberdeen Asset Management Inc.

1735 Market Street 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

866-667-9231

(Registrant’s telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments. The schedule of investments for the three-month period ended January 31, 2013 is filed herewith.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.1%)
AUSTRALIA (12.4%)
Consumer Staples (2.0%)
Woolworths Ltd. (a)	418,056	$13,619,294

Financials (3.4%)
QBE Insurance Group Ltd. (a)	1,831,150	22,805,779
Shopping Centres Australasia Property Group, REIT*	68,111	115,772

		22,921,551

Materials (7.0%)
BHP Billiton - London Listing (a)	626,073	21,469,224
Rio Tinto - London Listing (a)	468,740	26,481,108

		47,950,332

		84,491,177

CHINA (5.6%)
Energy (2.8%)
PetroChina Co. Ltd., H Shares (a)	13,558,000	19,226,191

Telecommunication Services (2.8%)
China Mobile Ltd. (a)	1,725,000	18,872,562

		38,098,753

HONG KONG (22.6%)
Consumer Discretionary (1.1%)
Li & Fung Ltd. (a)	5,272,000	7,420,815

Consumer Staples (1.4%)
Dairy Farm International Holdings Ltd.	783,900	9,563,580

Financials (13.9%)
AIA Group Ltd. (a)	5,624,000	22,372,925
Hang Lung Group Ltd. (a)	1,135,000	6,880,359
Hang Lung Properties Ltd. (a)	2,742,000	10,354,374
HSBC Holdings PLC (a)	2,011,254	22,775,936
Swire Pacific Ltd., Class A (a)	1,680,500	21,602,276
Swire Pacific Ltd., Class B (a)	120,000	293,437
Swire Properties Ltd. (a)	1,343,100	4,909,976
Wing Hang Bank Ltd. (a)	502,049	5,238,016

		94,427,299

Industrials (4.1%)
Jardine Strategic Holdings Ltd. (a)	732,000	28,004,275

Information Technology (2.1%)
ASM Pacific Technology Ltd. (a)	1,134,200	14,310,401

		153,726,370

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

INDIA (12.2%)
Consumer Discretionary (1.2%)
Hero Motocorp Ltd. (a)	237,000	$8,029,382

Financials (4.4%)
Housing Development Finance Corp. Ltd. (a)	1,581,373	23,408,523
ICICI Bank Ltd. (a)	246,200	5,489,723
ICICI Bank Ltd., ADR	26,800	1,227,440

		30,125,686

Health Care (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	162,230	6,227,627

Information Technology (3.3%)
Infosys Ltd. (a)	411,250	21,602,789
Infosys Ltd., ADR	10,390	547,761

		22,150,550

Materials (2.4%)
Grasim Industries Ltd. (a)	42,024	2,371,747
Grasim Industries Ltd., GDR (a)(b)	20,080	1,133,149
UltraTech Cement Ltd. (a)	356,142	12,741,339
UltraTech Cement Ltd., GDR (b)	330	11,784

		16,258,019

		82,791,264

INDONESIA (0.8%)
Consumer Staples (0.8%)
PT Unilever Indonesia Tbk (a)	2,299,500	5,207,709

MALAYSIA (3.2%)
Consumer Staples (0.9%)
British American Tobacco Bhd (a)	340,700	6,290,236

Financials (2.3%)
CIMB Group Holdings Bhd (a)	2,604,400	6,043,332
Public Bank Bhd (Foreign Mkt)	1,884,500	9,413,402

		15,456,734

		21,746,970

PHILIPPINES (3.4%)
Financials (3.4%)
Ayala Corp. (a)	514,000	7,186,131
Ayala Land, Inc. (a)	12,312,700	8,776,736
Bank of Philippine Islands (a)	2,968,462	7,308,159

		23,271,026

REPUBLIC OF SOUTH KOREA (0.8%)
Consumer Staples (0.8%)
E-Mart Co. Ltd. (a)	25,840	5,739,276

SINGAPORE (19.3%)
Financials (10.2%)
City Developments Ltd. (a)	2,055,000	19,398,136
Oversea-Chinese Banking Corp. Ltd. (a)	3,956,864	31,259,232

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

United Overseas Bank Ltd. (a)	1,213,945	$18,487,870

		69,145,238

Industrials (5.8%)
Keppel Corp. Ltd. (a)	1,663,000	15,451,990
Singapore Airlines Ltd. (a)	800,000	7,104,417
Singapore Technologies Engineering Ltd. (a)	5,343,000	16,923,131

		39,479,538

Information Technology (0.7%)
Venture Corp. Ltd. (a)	738,000	5,062,746

Telecommunication Services (2.6%)
Singapore Telecommunications Ltd. (a)	6,222,000	17,585,101

		131,272,623

TAIWAN (4.9%)
Information Technology (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,418,000	21,992,713

Telecommunication Services (1.7%)
Taiwan Mobile Co. Ltd. (a)	3,243,100	11,539,324

		33,532,037

THAILAND (4.8%)
Energy (2.2%)
PTT Exploration & Production PCL, Foreign Shares (a)	2,709,000	15,086,382

Materials (2.6%)
Siam Cement PCL, Foreign Shares (a)	517,800	8,034,520
Siam Cement PCL, NVDR (a)	650,000	9,677,536

		17,712,056

		32,798,438

UNITED KINGDOM (3.1%)
Financials (3.1%)
Standard Chartered PLC (a)	799,992	21,270,626

Total Common Stocks		633,946,269

PREFERRED STOCKS (4.0%)
REPUBLIC OF SOUTH KOREA (4.0%)
Information Technology (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	34,781	27,102,675

Total Preferred Stocks		27,102,675

REPURCHASE AGREEMENT (3.2%)
UNITED STATES (3.2%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $21,685,006, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $22,118,850	$21,685,000	21,685,000

Total Repurchase Agreement		21,685,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Total Investments (Cost $607,764,666) (c)—100.3%	$682,733,944

Liabilities in excess of other assets—(0.3)%	(2,365,164)

Net Assets—100.0%	$680,368,780

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
CLOSED-END MUTUAL FUNDS (0.8%)
THAILAND (0.8%)
Financials (0.8%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)(b)	488,585	$260,649

Total Closed-End Mutual Funds		260,649

COMMON STOCKS (95.9%)
AUSTRALIA (3.9%)
Consumer Discretionary (1.1%)
ARB Corp. Ltd. (a)	29,345	364,123

Financials (1.3%)
BWP Trust, REIT (a)	105,000	256,598
Shopping Centres Australasia Property Group, REIT*	100,000	169,976

		426,574

Industrials (1.3%)
Cabcharge Australia Ltd. (a)	83,500	428,101

Information Technology (0.2%)
Iress Ltd. (a)	10,000	87,388

		1,306,186

CHINA (3.4%)
Energy (0.4%)
Green Dragon Gas Ltd.* (a)	31,950	128,786

Financials (1.2%)
Yanlord Land Group Ltd.* (a)	316,000	411,397

Materials (1.8%)
Yingde Gases Group Co. Ltd.	521,500	586,363

		1,126,546

HONG KONG (12.4%)
Consumer Discretionary (5.4%)
Cafe de Coral Holdings Ltd. (a)	94,000	287,380
Giordano International Ltd. (a)	518,000	526,161
Hongkong & Shanghai Hotels Ltd. (The) (a)	311,020	537,666
Texwinca Holdings Ltd. (a)	500,000	471,669

		1,822,876

Financials (3.3%)
AEON Credit Service (Asia) Co. Ltd.	100,000	101,865
Dah Sing Banking Group Ltd. (a)	29,200	36,373
Dah Sing Financial Holdings Ltd. (a)	157,138	827,715
Public Financial Holdings Ltd. (a)	310,000	158,672

		1,124,625

Industrials (2.7%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	18,800	265,911

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Pacific Basin Shipping Ltd. (a)	1,070,000	$625,268

		891,179

Telecommunication Services (1.0%)
Asia Satellite Telecommunications Holdings Ltd.	99,000	347,854

		4,186,534

INDIA (8.2%)
Consumer Staples (1.1%)
Godrej Consumer Products Ltd.	27,100	364,441

Health Care (1.3%)
Piramal Enterprises Ltd.	11,400	120,355
Sanofi India Ltd.	7,250	322,903

		443,258

Information Technology (2.5%)
CMC Ltd.	16,510	422,233
Mphasis Ltd. (a)	58,450	408,959

		831,192

Materials (2.7%)
Castrol (India) Ltd. (a)	64,300	368,345
Kansai Nerolac Paints Ltd.	20,777	423,431
Madras Cements Ltd. (a)	28,030	127,390

		919,166

Utilities (0.6%)
Gujarat Gas Co. Ltd.	34,670	203,562

		2,761,619

INDONESIA (7.5%)
Consumer Staples (3.1%)
Multi Bintang Indonesia Tbk PT	7,000	564,168
Petra Foods Ltd. (a)	147,000	459,143

		1,023,311

Financials (1.7%)
Bank OCBC NISP Tbk PT*	1,569,311	220,735
Bank Permata Tbk PT* (a)	2,473,545	360,767

		581,502

Industrials (0.9%)
AKR Corporindo Tbk PT (a)	776,000	308,940

Materials (1.8%)
Holcim Indonesia Tbk PT (a)	1,635,000	520,845
Vale Indonesia Tbk PT (a)	260,500	73,520

		594,365

		2,508,118

MALAYSIA (16.0%)
Consumer Discretionary (6.1%)
Aeon Co. (M) Bhd	196,500	800,673
Oriental Holdings Bhd	252,700	685,633
Panasonic Manufacturing Malaysia Bhd	35,600	231,451

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Shangri-La Hotels Malaysia Bhd	263,500	$323,120

		2,040,877

Consumer Staples (4.5%)
Fraser & Neave Holdings Bhd	25,100	147,676
Guinness Anchor Bhd	49,300	257,052
United Malacca Bhd	196,500	443,342
United Plantations Bhd	80,800	673,550

		1,521,620

Financials (2.7%)
Alliance Financial Group Bhd	260,000	357,323
Bursa Malaysia Bhd (a)	144,400	307,704
YNH Property Bhd	420,000	264,950

		929,977

Industrials (1.0%)
POS Malaysia Bhd (a)	286,000	326,672

Materials (1.7%)
Lafarge Malayan Cement Bhd	57,400	171,812
Tasek Corp. Bhd	90,000	405,536

		577,348

		5,396,494

NETHERLANDS (2.8%)
Information Technology (2.8%)
ASM International NV (a)	23,300	928,622

PHILIPPINES (3.1%)
Consumer Discretionary (0.7%)
Jollibee Foods Corp.	85,820	231,399

Financials (0.6%)
Cebu Holdings, Inc. (a)	1,861,000	195,052

Industrials (0.4%)
Asian Terminals, Inc. (a)	435,200	128,214

Utilities (1.4%)
Manila Water Co., Inc. (a)	562,400	496,224

		1,050,889

REPUBLIC OF SOUTH KOREA (6.1%)
Consumer Discretionary (1.6%)
Shinsegae Co. Ltd. (a)	2,680	541,496

Financials (4.5%)
BS Financial Group, Inc. (a)	57,000	753,578
DGB Financial Group, Inc. (a)	55,500	743,835

		1,497,413

		2,038,909

SINGAPORE (16.6%)
Financials (7.5%)
Ascendas Hospitality Trust, REIT (a)	205,000	162,240
Bukit Sembawang Estates Ltd. (a)	152,000	834,871

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

CDL Hospitality Trusts, REIT (a)	279,000	$455,090
Far East Hospitality Trust, REIT*	355,000	299,741
Hong Leong Finance Ltd. (a)	85,000	185,400
Wheelock Properties (Singapore) Ltd. (a)	360,000	572,860

		2,510,202

Health Care (2.3%)
Eu Yan Sang International Ltd.	610,000	310,508
Raffles Medical Group Ltd. (a)	190,000	464,580

		775,088

Industrials (4.9%)
ComfortDelGro Corp. Ltd. (a)	300,000	467,765
SATS Ltd. (a)	130,000	320,293
SBS Transit Ltd.	9,500	11,590
Singapore Post Ltd. (a)	334,000	326,603
Straits Trading Co. Ltd.	160,500	527,803

		1,654,054

Information Technology (1.9%)
Venture Corp. Ltd. (a)	96,000	658,569

		5,597,913

SRI LANKA (2.9%)
Energy (0.6%)
Chevron Lubricants Lanka PLC	119,600	206,354

Financials (0.5%)
Commercial Bank of Ceylon PLC (a)	190,755	159,857

Industrials (1.8%)
Aitken Spence & Co. PLC	307,000	303,720
John Keells Holdings PLC (a)	173,000	314,377

		618,097

		984,308

THAILAND (9.8%)
Consumer Discretionary (2.0%)
BEC World PCL, Foreign Shares (a)	129,000	312,875
Minor International PCL, Foreign Shares (a)	435,400	365,321

		678,196

Consumer Staples (1.6%)
Big C Supercenter PCL, Foreign Shares (a)	21,500	155,025
Siam Makro PCL, Foreign Shares (a)	26,800	401,298

		556,323

Financials (2.4%)
Central Pattana PCL, Foreign Shares (a)	57,900	165,486
Tisco Financial Group PCL, Foreign Shares (a)	369,000	649,995

		815,481

Health Care (1.0%)
Bumrungrad Hospital PCL, Foreign Shares (a)	125,500	327,149

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Information Technology (1.8%)
Hana Microelectronics PCL, Foreign Shares (a)	753,000	$591,120

Materials (1.0%)
Siam City Cement PCL, Foreign Shares (a)	24,600	339,666

		3,307,935

UNITED KINGDOM (3.2%)
Consumer Discretionary (2.0%)
Millennium & Copthorne Hotels PLC (a)	77,922	670,577

Consumer Staples (1.2%)
MP Evans Group PLC	49,675	401,801

		1,072,378

Total Common Stocks		32,266,451

REPURCHASE AGREEMENT (4.7%)
UNITED STATES (4.7%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $1,592,000, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $1,626,825	$1,592,000	1,592,000

Total Repurchase Agreement		1,592,000

Total Investments (Cost $29,196,363) (c)—101.4%		34,119,100

Liabilities in excess of other assets—(1.4)%		(458,658)

Net Assets—100.0%		$33,660,442

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Not a Registered Investment Company under the 1940 Act.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.3%)
CHINA (26.0%)
Consumer Discretionary (0.5%)
Charm Communications, Inc., ADR	44,470	$215,679

Consumer Staples (2.8%)
China Resources Enterprise Ltd. (a)	348,000	1,247,759

Energy (8.7%)
CNOOC Ltd. (a)	825,000	1,699,874
Green Dragon Gas Ltd.* (a)	58,000	233,790
Greka Drilling Ltd.*	225,000	87,874
PetroChina Co. Ltd., H Shares (a)	1,282,000	1,817,966

		3,839,504

Financials (4.6%)
China Merchants Bank Co. Ltd., A Shares (a)	415,000	956,031
Yanlord Land Group Ltd.* (a)	810,000	1,054,531

		2,010,562

Materials (5.3%)
Baoshan Iron & Steel Co. Ltd., A Shares (a)	1,040,000	839,680
Huaxin Cement Co. Ltd., B Shares	345,000	685,860
Yingde Gases Group Co. Ltd.	743,000	835,413

		2,360,953

Telecommunication Services (4.1%)
China Mobile Ltd. (a)	166,500	1,821,612

		11,496,069

HONG KONG (71.3%)
Consumer Discretionary (14.6%)
AEON Stores (Hong Kong) Co. Ltd.	311,000	850,143
Giordano International Ltd. (a)	1,192,000	1,210,779
Hongkong & Shanghai Hotels Ltd. (The) (a)	815,757	1,410,214
Li & Fung Ltd. (a)	850,380	1,196,986
Samsonite International SA (a)	490,700	1,066,095
Texwinca Holdings Ltd. (a)	744,000	701,844

		6,436,061

Consumer Staples (3.0%)
Convenience Retail Asia Ltd.	502,000	360,865
Dairy Farm International Holdings Ltd.	77,400	944,280

		1,305,145

Financials (31.5%)
AIA Group Ltd. (a)	504,400	2,006,562
Dah Sing Banking Group Ltd. (a)	689,440	858,802
Hang Lung Group Ltd. (a)	230,000	1,394,258
Hang Lung Properties Ltd. (a)	142,000	536,222
Hong Kong Exchanges and Clearing Ltd. (a)	35,000	664,876
HSBC Holdings PLC (a)	173,951	1,969,864

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen China Opportunities Fund

Standard Chartered PLC (HK Listing) (a)	68,508	$1,806,390
Swire Pacific Ltd., Class A (a)	28,000	359,931
Swire Pacific Ltd., Class B (a)	865,000	2,115,193
Swire Properties Ltd. (a)	270,400	988,502
Wing Hang Bank Ltd. (a)	115,362	1,203,604

		13,904,204

Industrials (15.9%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	56,400	797,732
Jardine Strategic Holdings Ltd. (a)	90,000	3,443,149
MTR Corp. Ltd. (a)	491,844	2,023,942
Pacific Basin Shipping Ltd. (a)	1,273,000	743,894

		7,008,717

Information Technology (4.4%)
ASM Pacific Technology Ltd. (a)	155,500	1,961,971

Materials (0.5%)
Hung Hing Printing Group Ltd.	1,288,000	224,205

Telecommunication Services (1.4%)
Asia Satellite Telecommunications Holdings Ltd.	181,000	635,976

		31,476,279

Total Common Stocks		42,972,348

REPURCHASE AGREEMENT (2.0%)
UNITED STATES (2.0%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $866,000, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $885,550	$866,000	866,000

Total Repurchase Agreement		866,000

Total Investments (Cost $35,763,551) (b)—99.3%		43,838,348

Other assets in excess of liabilities—0.7%		321,027

Net Assets—100.0%		$44,159,375

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (81.7%)
BRAZIL (6.8%)
Consumer Discretionary (1.1%)
Lojas Renner SA	2,796,710	$111,947,048

Consumer Staples (1.5%)
Souza Cruz SA	9,601,200	158,866,869

Energy (2.8%)
Ultrapar Participacoes SA (a)	12,095,000	291,487,253

Financials (1.1%)
Banco Bradesco SA	692,000	12,298,130
Multiplan Empreendimentos Imobiliarios SA	3,359,335	97,084,756

		109,382,886

Materials (0.3%)
Vale SA, ADR	1,359,961	27,430,413

		699,114,469

CHILE (1.6%)
Financials (1.6%)
Banco Santander Chile, ADR	5,561,255	167,949,901

CHINA (6.5%)
Energy (2.8%)
PetroChina Co. Ltd., H Shares (a)	204,464,200	289,944,520

Telecommunication Services (3.7%)
China Mobile Ltd. (a)	34,040,600	372,425,109

		662,369,629

HONG KONG (7.4%)
Financials (7.4%)
AIA Group Ltd. (a)	58,770,000	233,793,878
Hang Lung Group Ltd. (a)	23,049,000	139,722,813
Hang Lung Properties Ltd. (a)	26,986,000	101,904,862
Swire Pacific Ltd., Class A (a)	14,762,000	189,760,662
Swire Pacific Ltd., Class B (a)	15,945,000	38,990,474
Swire Properties Ltd. (a)	13,957,100	51,023,023

		755,195,712

HUNGARY (1.2%)
Consumer Discretionary (0.0%)
Danubius Hotel and Spa PLC*	2,039	28,488

Health Care (1.2%)
Richter Gedeon Nyrt. (a)	681,284	117,327,567
Richter Gedeon Nyrt., GDR (a)(b)	41,000	7,011,367

		124,338,934

		124,367,422

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

INDIA (11.9%)
Consumer Discretionary (1.5%)
Hero Motocorp Ltd. (a)	4,527,815	$153,398,967

Consumer Staples (1.2%)
Hindustan Unilever Ltd. (a)	11,696,443	103,345,256
ITC Ltd. (a)	3,603,046	20,813,996

		124,159,252

Financials (3.3%)
Housing Development Finance Corp. Ltd. (a)	15,799,000	233,867,189
ICICI Bank Ltd. (a)	4,641,900	103,504,248
ICICI Bank Ltd., ADR	32,100	1,470,180

		338,841,617

Health Care (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	2,413,919	92,664,661

Information Technology (3.2%)
Infosys Ltd. (a)	6,171,515	324,187,083
Infosys Ltd., ADR	31,000	1,634,320

		325,821,403

Materials (1.8%)
Grasim Industries Ltd. (a)	563,892	31,824,891
Grasim Industries Ltd., GDR (a)(b)	13,359	753,871
UltraTech Cement Ltd. (a)	4,093,118	146,435,416
UltraTech Cement Ltd., GDR (b)	13,918	497,012

		179,511,190

		1,214,397,090

INDONESIA (2.9%)
Consumer Discretionary (2.9%)
Astra International Tbk PT (a)	391,043,000	295,245,019

ITALY (2.3%)
Energy (2.3%)
Tenaris SA, ADR	5,635,700	237,093,899

MALAYSIA (1.9%)
Financials (1.9%)
CIMB Group Holdings Bhd (a)	43,869,600	101,796,406
Public Bank Bhd (Foreign Mkt)	19,182,200	95,818,392

		197,614,798

MEXICO (7.3%)
Consumer Discretionary (0.0%)
Consorcio ARA SAB de CV*	3,467,000	1,297,951

Consumer Staples (3.6%)
Fomento Economico Mexicano SAB de CV, ADR	2,866,501	309,266,793
Organizacion Soriana SAB de CV, Class B	13,827,124	53,570,236

		362,837,029

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

Financials (2.7%)
Grupo Financiero Banorte SAB de CV	40,659,895	$279,847,373

Industrials (1.0%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	818,015	97,679,171

		741,661,524

PHILIPPINES (2.8%)
Financials (2.8%)
Ayala Corp. (a)	2,298,000	32,127,878
Ayala Land, Inc. (a)	195,247,800	139,176,495
Bank of Philippine Islands (a)	48,475,406	119,343,268

		290,647,641

POLAND (1.9%)
Financials (1.9%)
Bank Pekao SA (a)	3,904,062	192,021,642

REPUBLIC OF SOUTH KOREA (1.1%)
Consumer Discretionary (0.0%)
Shinsegae Co. Ltd. (a)	15,932	3,219,075

Consumer Staples (1.1%)
E-Mart Co. Ltd. (a)	483,716	107,437,283

		110,656,358

RUSSIA (3.1%)
Consumer Staples (0.1%)
Magnit OJSC, GDR (b)	77,461	3,443,916

Energy (3.0%)
Lukoil OAO, ADR	4,577,000	309,405,200

		312,849,116

SOUTH AFRICA (6.1%)
Consumer Discretionary (2.2%)
Truworths International Ltd. (a)	19,927,946	226,461,722

Consumer Staples (3.2%)
Massmart Holdings Ltd. (a)	5,612,701	114,584,589
SABMiller PLC (a)	4,231,100	208,319,770

		322,904,359

Materials (0.7%)
BHP Billiton PLC (a)	2,157,549	74,073,902

		623,439,983

TAIWAN (4.4%)
Information Technology (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	100,934,117	345,873,333

Telecommunication Services (1.0%)
Taiwan Mobile Co. Ltd. (a)	30,539,255	108,662,194

		454,535,527

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

THAILAND (5.0%)
Energy (1.2%)
PTT Exploration & Production PCL, Foreign Shares (a)	21,674,000	$120,702,191

Financials (2.0%)
Siam Commercial Bank PCL, Foreign Shares (a)	34,204,500	205,394,834

Materials (1.8%)
Siam Cement PCL, Foreign Shares (a)	9,064,800	140,655,302
Siam Cement PCL, NVDR (a)	2,663,000	39,648,121

		180,303,423

		506,400,448

TURKEY (5.0%)
Consumer Staples (1.2%)
BIM Birlesik Magazalar A.S. (a)	2,506,544	121,533,707

Financials (3.8%)
Akbank T.A.S. (a)	47,182,334	238,594,444
Turkiye Garanti Bankasi A.S. (a)	29,161,000	146,235,115

		384,829,559

		506,363,266

UNITED KINGDOM (2.5%)
Financials (2.5%)
Standard Chartered PLC (a)	9,726,934	258,625,059

Total Common Stocks		8,350,548,503

PREFERRED STOCKS (13.7%)
BRAZIL (9.5%)
Energy (3.0%)
Petroleo Brasileiro SA, ADR, Preferred Shares	16,985,000	307,258,650

Financials (3.4%)
Banco Bradesco SA, ADR, Preferred Shares	19,043,260	350,015,119

Materials (3.1%)
Vale SA, ADR, Preferred Shares	16,439,297	316,456,467

		973,730,236

REPUBLIC OF SOUTH KOREA (4.2%)
Information Technology (4.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	555,945	433,213,448

Total Preferred Stocks		1,406,943,684

REPURCHASE AGREEMENT (5.4%)
UNITED STATES (5.4%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $547,566,152, collateralized by U.S. Treasury Notes, maturing 09/30/2017-05/15/2022; total market value of $558,518,594	$547,566,000	547,566,000

Total Repurchase Agreement		547,566,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

Total Investments (Cost $8,494,681,366) (c)—100.8%	$10,305,058,187

Liabilities in excess of other assets—(0.8)%	(80,873,025)

Net Assets—100.0%	$10,224,185,162

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (86.9%)
Consumer Discretionary (10.8%)
Ascena Retail Group, Inc.*	527,000	$8,932,650
BorgWarner, Inc.*	121,500	9,012,870
Comcast Corp., Class A	363,200	13,830,656
Staples, Inc.	953,700	12,855,876
Starwood Hotels & Resorts Worldwide, Inc.	101,700	6,245,397
Target Corp.	200,100	12,088,041

		62,965,490

Consumer Staples (9.9%)
CVS Caremark Corp.	211,300	10,818,560
Kellogg Co.	206,000	12,051,000
Kraft Foods Group, Inc.	321,166	14,844,292
PepsiCo, Inc.	161,400	11,757,990
Philip Morris International, Inc.	95,700	8,436,912

		57,908,754

Energy (7.9%)
Apache Corp.	84,100	7,044,216
Chevron Corp.	120,900	13,921,635
EOG Resources, Inc.	49,200	6,149,016
National Oilwell Varco, Inc.	165,200	12,247,928
Schlumberger Ltd.	85,300	6,657,665

		46,020,460

Financials (10.9%)
Aflac, Inc.	145,800	7,736,148
Aspen Insurance Holdings Ltd.	305,800	10,430,838
IntercontinentalExchange, Inc.*	89,500	12,418,125
Jones Lang LaSalle, Inc.	109,000	10,043,260
JPMorgan Chase & Co.	369,550	17,387,327
State Street Corp.	107,000	5,954,550

		63,970,248

Health Care (12.6%)
Aetna, Inc.	192,400	9,279,452
Covance, Inc.*	157,700	10,520,167
Gilead Sciences, Inc.*	167,400	6,603,930
IPC The Hospitalist Co., Inc.*	150,000	6,396,000
Johnson & Johnson	159,000	11,753,280
Pfizer, Inc.	648,800	17,699,264
Waters Corp.*	126,900	11,620,233

		73,872,326

Industrials (11.8%)
BE Aerospace, Inc.*	145,400	7,486,646
Canadian National Railway Co.	99,500	9,518,170
Deere & Co.	67,700	6,367,862
Emerson Electric Co.	176,900	10,127,525
Kansas City Southern	107,623	10,020,778
Lockheed Martin Corp.	65,600	5,698,672

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Equity Long-Short Fund

Precision Castparts Corp.	49,300	$9,041,620
Wabtec Corp.	113,100	10,588,422

		68,849,695

Information Technology (14.7%)
Alliance Data Systems Corp.*	38,200	6,020,320
Apple, Inc.	13,600	6,192,216
Cisco Systems, Inc.	500,000	10,285,000
Cognizant Technology Solutions Corp., Class A*	117,400	9,178,332
EMC Corp.*	594,300	14,625,723
Oracle Corp.	300,000	10,653,000
QUALCOMM, Inc.	214,697	14,176,443
Solera Holdings, Inc.	111,766	6,125,895
Visa, Inc., Class A	56,620	8,940,864

		86,197,793

Materials (6.0%)
Potash Corp. of Saskatchewan, Inc.	313,000	13,302,500
Praxair, Inc.	135,000	14,899,950
Valspar Corp.	100,000	6,628,000

		34,830,450

Utilities (2.3%)
ITC Holdings Corp.	163,800	13,267,800

Total Common Stocks—Long Positions		507,883,016

REPURCHASE AGREEMENT (12.9%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $75,701,021 collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $77,216,975	$75,701,000	75,701,000

Total Repurchase Agreement		75,701,000

Total Investments (Cost $506,796,896) (a)—99.8%		583,584,016

Other assets in excess of liabilities—0.2%		1,150,097

Net Assets—100.0%		$584,734,113

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

COMMON STOCKS—SHORT POSITIONS (33.2%)
Consumer Discretionary (4.9%)
Apollo Group, Inc.*	367,500	7,430,850
Bally Technologies, Inc.*	68,700	3,308,592
Darden Restaurants, Inc.	95,800	4,454,700
Leggett & Platt, Inc.	319,000	9,391,360
Lululemon Athletica, Inc.*	57,800	3,988,200

		28,573,702

Consumer Staples (2.3%)
Campbell Soup Co.	361,000	13,252,310

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Equity Long-Short Fund

Energy (3.5%)
Denbury Resources, Inc.*	366,000	$6,818,580
Patterson-UTI Energy, Inc.	380,000	7,729,200
Peabody Energy Corp.	225,000	5,658,750

		20,206,530

Financials (3.7%)
Allstate Corp. (The)	144,100	6,325,990
Bank of America Corp.	522,100	5,910,172
Discover Financial Services	108,700	4,172,993
Fifth Third Bancorp	324,100	5,279,589

		21,688,744

Health Care (4.9%)
Agilent Technologies, Inc.	215,000	9,627,700
Boston Scientific Corp.*	987,200	7,374,384
Cardinal Health, Inc.	269,600	11,811,176

		28,813,260

Industrials (9.4%)
Con-way, Inc.	403,000	12,646,140
Harsco Corp.	300,000	7,647,000
Illinois Tool Works, Inc.	182,800	11,485,324
Northrop Grumman Corp.	193,000	12,552,720
PACCAR, Inc.	230,300	10,837,918

		55,169,102

Information Technology (4.5%)
Badger Meter, Inc.	133,000	6,582,170
CA, Inc.	383,500	9,518,470
FactSet Research Systems, Inc.	65,500	6,060,060
VeriFone Systems, Inc.*	125,000	4,315,894

		26,476,594

Total Common Stocks—Short Positions		194,180,242

EXCHANGE TRADED FUNDS—SHORT POSITIONS (6.5%)
Equity Funds (6.5%)
iShares Russell 2000 Value Index Fund	55,000	4,400,550
Market Vectors Semiconductor ETF	260,900	8,948,870
Materials Select Sector SPDR Fund	120,200	4,690,204
SPDR S&P Oil & Gas Exploration & Production ETF	90,600	5,263,860
SPDR S&P Regional Banking ETF	266,000	7,934,780
SPDR S&P Retail ETF	98,500	6,607,380

		37,845,644

Total Exchange Traded Funds—Short Positions		37,845,644

Total Securities Sold Short (Proceeds $195,931,602)—39.7%		$232,025,886

*	Non-income producing security.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.7%)
AUSTRALIA (1.4%)
Financials (1.4%)
QBE Insurance Group Ltd. (a)	152,200	$1,895,552

CANADA (4.1%)
Industrials (2.0%)
Canadian National Railway Co.	28,800	2,764,211

Materials (2.1%)
Potash Corp. of Saskatchewan, Inc.	65,100	2,765,477

		5,529,688

CHINA (2.4%)
Energy (1.0%)
PetroChina Co. Ltd., H Shares (a)	942,000	1,335,822

Telecommunication Services (1.4%)
China Mobile Ltd. (a)	182,000	1,991,192

		3,327,014

FRANCE (1.0%)
Industrials (1.0%)
Schneider Electric SA (a)	18,100	1,377,007

HONG KONG (2.4%)
Financials (2.4%)
AIA Group Ltd. (a)	489,800	1,948,481
Swire Pacific Ltd., Class A (a)	106,500	1,369,023

		3,317,504

ITALY (5.4%)
Energy (5.4%)
Eni SpA (a)	132,400	3,307,028
Tenaris SA, ADR	97,233	4,090,592

		7,397,620

JAPAN (5.9%)
Financials (1.5%)
Daito Trust Construction Co. Ltd. (a)	20,600	2,029,664

Industrials (1.5%)
FANUC Corp. (a)	12,700	1,981,841

Information Technology (1.5%)
Canon, Inc. (a)	55,000	2,002,837

Materials (1.4%)
Shin-Etsu Chemical Co. Ltd. (a)	32,200	1,969,518

		7,983,860

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Equity Fund

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	24,500	$2,643,305

SINGAPORE (1.0%)
Financials (1.0%)
City Developments Ltd. (a)	150,000	1,415,922

SWEDEN (4.8%)
Financials (2.2%)
Nordea Bank AB (a)	270,700	2,985,638

Industrials (1.5%)
Atlas Copco AB, A Shares (a)	72,300	2,059,638

Information Technology (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	121,400	1,412,034

		6,457,310

SWITZERLAND (12.9%)
Consumer Staples (2.6%)
Nestle SA (a)	50,100	3,517,895

Financials (3.1%)
Zurich Insurance Group AG* (a)	14,800	4,255,986

Health Care (7.2%)
Novartis AG (a)	60,300	4,098,977
Roche Holding AG (a)	25,600	5,658,597

		9,757,574

		17,531,455

TAIWAN (3.9%)
Information Technology (3.9%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	298,900	5,302,486

UNITED KINGDOM (17.5%)
Consumer Staples (3.6%)
British American Tobacco PLC (a)	92,800	4,822,963

Energy (3.0%)
Royal Dutch Shell PLC, B Shares (a)	113,200	4,114,468

Financials (5.2%)
HSBC Holdings PLC (a)	250,700	2,850,900
Standard Chartered PLC (a)	156,700	4,166,426

		7,017,326

Telecommunication Services (3.7%)
Vodafone Group PLC (a)	1,843,100	5,030,113

Utilities (2.0%)
Centrica PLC (a)	500,000	2,776,467

		23,761,337

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Equity Fund

UNITED STATES (24.1%)
Consumer Discretionary (0.9%)
Comcast Corp., Class A	33,800	$1,287,104

Consumer Staples (8.4%)
CVS Caremark Corp.	65,100	3,333,120
PepsiCo, Inc.	47,000	3,423,950
Philip Morris International, Inc.	52,800	4,654,848

		11,411,918

Energy (3.9%)
Chevron Corp.	11,200	1,289,680
EOG Resources, Inc.	20,900	2,612,082
Schlumberger Ltd.	17,400	1,358,070

		5,259,832

Health Care (5.9%)
Baxter International, Inc.	19,200	1,302,528
Johnson & Johnson	65,300	4,826,976
Quest Diagnostics, Inc.	32,900	1,906,555

		8,036,059

Industrials (2.0%)
United Technologies Corp.	30,900	2,705,913

Information Technology (2.0%)
Oracle Corp.	77,700	2,759,127

Materials (1.0%)
Praxair, Inc.	11,900	1,313,403

		32,773,356

Total Common Stocks		120,713,416

PREFERRED STOCKS (8.0%)
BRAZIL (5.5%)
Energy (1.0%)
Petroleo Brasileiro SA, ADR, Preferred Shares	70,900	1,282,581

Financials (2.5%)
Banco Bradesco SA, ADR, Preferred Shares	187,900	3,453,602

Materials (2.0%)
Vale SA, ADR, Preferred Shares	139,400	2,683,450

		7,419,633

REPUBLIC OF SOUTH KOREA (2.5%)
Information Technology (2.5%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	8,744	3,414,013

		3,414,013

Total Preferred Stocks		10,833,646

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Global Equity Fund

REPURCHASE AGREEMENT (4.3%)
UNITED STATES (4.3%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $5,824,002, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $5,945,125	$5,824,000	$5,824,000

Total Repurchase Agreement		5,824,000

Total Investments (Cost $119,106,638) (c)—101.0%		137,371,062

Liabilities in excess of other assets—(1.0)%		(1,354,273)

Net Assets—100.0%		$136,016,789

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.8%)
BRAZIL (11.2%)
Energy (1.9%)
Petroleo Brasileiro SA, ADR	47,700	$871,956

Industrials (2.6%)
Wilson Sons Ltd., BDR	76,500	1,228,933

Materials (6.7%)
Vale SA, ADR	152,200	3,069,874

		5,170,763

CANADA (14.9%)
Industrials (3.2%)
Canadian National Railway Co.	15,400	1,473,164

Materials (11.7%)
Barrick Gold Corp.	54,000	1,723,680
Goldcorp, Inc.	53,000	1,866,744
Potash Corp. of Saskatchewan, Inc.	42,500	1,806,250

		5,396,674

		6,869,838

CHILE (2.1%)
Materials (2.1%)
Sociedad Quimica y Minera de Chile SA, ADR	17,100	971,964

CHINA (2.1%)
Energy (2.1%)
PetroChina Co. Ltd., H Shares (a)	662,000	938,762

FRANCE (6.7%)
Energy (2.5%)
Total SA (a)	21,400	1,159,716

Materials (4.2%)
Air Liquide SA (a)	15,070	1,924,023

		3,083,739

GERMANY (3.7%)
Materials (3.7%)
Linde AG (a)	9,300	1,695,140

ITALY (10.8%)
Energy (10.8%)
Eni SpA (a)	87,500	2,185,535
Tenaris SA, ADR	66,500	2,797,655

		4,983,190

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Global Natural Resources Fund

JAPAN (4.6%)
Materials (4.6%)
Shin-Etsu Chemical Co. Ltd. (a)	34,600	$2,116,314

NETHERLANDS (3.5%)
Energy (2.5%)
Fugro NV, CVA (a)	18,700	1,131,817

Industrials (1.0%)
Koninklijke Vopak NV (a)	7,100	484,579

		1,616,396

UNITED KINGDOM (17.4%)
Energy (8.0%)
BG Group PLC (a)	63,500	1,127,055
Royal Dutch Shell PLC, B Shares (a)	69,700	2,533,379

		3,660,434

Materials (9.4%)
BHP Billiton PLC (a)	66,000	2,263,265
Rio Tinto PLC (a)	36,700	2,073,338

		4,336,603

		7,997,037

UNITED STATES (20.8%)
Energy (13.1%)
Chevron Corp.	6,200	713,930
EOG Resources, Inc.	19,900	2,487,102
National Oilwell Varco, Inc.	10,100	748,814
Schlumberger Ltd.	26,600	2,076,130

		6,025,976

Materials (7.7%)
Monsanto Co.	14,400	1,459,440
Praxair, Inc.	19,000	2,097,030

		3,556,470

		9,582,446

Total Common Stocks		45,025,589

Total Investments (Cost $41,285,870) (b)—97.8%		45,025,589

Other assets in excess of liabilities—2.2%		995,892

Net Assets—100.0%		$46,021,481

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
CVA	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.4%)
AUSTRALIA (1.0%)
Consumer Discretionary (1.0%)
ARB Corp. Ltd. (a)	116,653	$1,447,470

BRAZIL (9.1%)
Consumer Discretionary (1.9%)
Cia Hering	144,900	2,756,327

Financials (1.5%)
Iguatemi Empresa de Shopping Centers SA	152,300	2,207,235

Health Care (2.5%)
OdontoPrev SA	697,900	3,557,228

Industrials (3.2%)
Wilson Sons Ltd., BDR	286,000	4,594,441

		13,115,231

CANADA (1.4%)
Financials (1.4%)
Canadian Western Bank	66,800	2,065,482

FRANCE (1.0%)
Health Care (1.0%)
Virbac SA	6,300	1,411,434

GERMANY (7.0%)
Consumer Discretionary (1.0%)
Fielmann AG (a)	13,900	1,419,157

Materials (6.0%)
Fuchs Petrolub AG (a)	75,800	5,358,023
Symrise AG (a)	92,800	3,280,393

		8,638,416

		10,057,573

HONG KONG (7.6%)
Consumer Discretionary (2.0%)
Cafe de Coral Holdings Ltd. (a)	938,000	2,867,691

Information Technology (2.4%)
ASM Pacific Technology Ltd. (a)	275,400	3,474,770

Telecommunication Services (3.2%)
Asia Satellite Telecommunications Holdings Ltd.	1,336,500	4,696,035

		11,038,496

INDIA (6.0%)
Health Care (4.2%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	67,522	2,592,011

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

Sanofi India Ltd.	77,100	$3,433,914

		6,025,925

Materials (1.8%)
Castrol (India) Ltd. (a)	452,000	2,589,301

		8,615,226

JAPAN (9.6%)
Consumer Staples (3.7%)
Calbee, Inc. (a)	47,500	3,909,798
Dr. Ci:Labo Co. Ltd. (a)	501	1,480,760

		5,390,558

Health Care (4.6%)
Asahi Intecc Co. Ltd.	82,300	3,235,480
Sysmex Corp. (a)	71,900	3,430,269

		6,665,749

Industrials (1.3%)
Nabtesco Corp. (a)	85,900	1,793,339

		13,849,646

MEXICO (2.3%)
Industrials (2.3%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	274,400	3,277,796

NETHERLANDS (1.9%)
Energy (1.9%)
Fugro NV, CVA (a)	44,500	2,693,361

PHILIPPINES (1.8%)
Financials (1.8%)
Bank of Philippine Islands (a)	1,062,973	2,616,970

SINGAPORE (3.4%)
Financials (1.4%)
Wheelock Properties (Singapore) Ltd. (a)	1,224,000	1,947,723

Health Care (2.0%)
Raffles Medical Group Ltd. (a)	1,202,000	2,939,084

		4,886,807

SOUTH AFRICA (2.0%)
Consumer Discretionary (0.8%)
Truworths International Ltd. (a)	96,700	1,098,901

Consumer Staples (1.2%)
Clicks Group Ltd. (a)	262,200	1,757,342

		2,856,243

SPAIN (1.4%)
Consumer Staples (1.4%)
Viscofan SA	39,600	2,071,179

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

SWITZERLAND (2.4%)
Consumer Staples (2.4%)
Barry Callebaut AG* (a)	3,400	$3,418,482

THAILAND (5.2%)
Consumer Staples (2.8%)
Siam Makro PCL, Foreign Shares	269,600	4,036,937

Utilities (2.4%)
Electricity Generating PCL, Foreign Shares	676,200	3,469,437

		7,506,374

UNITED KINGDOM (18.3%)
Consumer Discretionary (1.9%)
Millennium & Copthorne Hotels PLC (a)	312,600	2,690,156

Consumer Staples (1.4%)
PZ Cussons PLC	323,400	1,994,203

Energy (2.4%)
John Wood Group PLC (a)	278,500	3,551,925

Financials (2.7%)
Close Brothers Group PLC (a)	186,600	2,933,353
Rathbone Brothers PLC	44,650	952,460

		3,885,813

Health Care (1.8%)
Dechra Pharmaceuticals PLC	266,200	2,619,709

Industrials (4.9%)
Rotork PLC (a)	47,600	1,999,009
Spirax-Sarco Engineering PLC (a)	70,600	2,519,675
Weir Group PLC (The) (a)	83,900	2,640,701

		7,159,385

Information Technology (1.5%)
Oxford Instruments PLC (a)	82,600	2,149,409

Materials (1.7%)
Victrex PLC (a)	100,700	2,445,221

		26,495,821

UNITED STATES (12.0%)
Consumer Discretionary (1.6%)
Warnaco Group, Inc. (The)*	32,300	2,364,683

Consumer Staples (0.9%)
Casey’s General Stores, Inc.	23,400	1,280,682

Financials (1.5%)
Jones Lang LaSalle, Inc.	23,400	2,156,076

Health Care (1.0%)
Covance, Inc.*	21,600	1,440,936

Industrials (1.4%)
RBC Bearings, Inc.*	38,300	2,019,559

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

Materials (4.3%)
Compass Minerals International, Inc.	39,900	$2,874,795
Silgan Holdings, Inc.	76,700	3,290,430

		6,165,225

Utilities (1.3%)
ITC Holdings Corp.	23,900	1,935,900

		17,363,061

Total Common Stocks		134,786,652

PREFERRED STOCKS (2.4%)
CHILE (2.4%)
Consumer Staples (2.4%)
Embotelladora Andina SA, Preferred Shares	522,100	3,434,140

Total Preferred Stocks		3,434,140

REPURCHASE AGREEMENT (5.0%)
UNITED STATES (5.0%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $7,186,002, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $7,333,150	$7,186,000	7,186,000

Total Repurchase Agreement		7,186,000

Total Investments (Cost $118,319,245) (b)—100.8%		145,406,792

Liabilities in excess of other assets—(0.8)%		(1,106,864)

Net Assets—100.0%		$144,299,928

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt
CVA	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.3%)
AUSTRALIA (1.5%)
Financials (1.5%)
QBE Insurance Group Ltd. (a)	1,276,700	$15,900,466

CANADA (4.9%)
Industrials (1.9%)
Canadian National Railway Co.	217,500	20,875,551

Materials (2.0%)
Potash Corp. of Saskatchewan, Inc.	497,500	21,134,024

Telecommunication Services (1.0%)
TELUS Corp.	155,200	10,486,192

		52,495,767

CHINA (3.6%)
Energy (1.4%)
PetroChina Co. Ltd., H Shares (a)	10,302,000	14,608,956

Telecommunication Services (2.2%)
China Mobile Ltd. (a)	2,180,285	23,853,659

		38,462,615

FRANCE (4.4%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (a)	215,800	21,133,160

Industrials (1.0%)
Schneider Electric SA (a)	143,100	10,886,722

Utilities (1.4%)
GDF Suez (a)	736,700	15,112,460

		47,132,342

GERMANY (1.0%)
Materials (1.0%)
Linde AG (a)	58,800	10,717,659

HONG KONG (2.5%)
Financials (2.5%)
AIA Group Ltd. (a)	4,109,800	16,349,261
Swire Pacific Ltd., Class A (a)	818,500	10,521,549

		26,870,810

ITALY (5.8%)
Energy (5.8%)
Eni SpA (a)	1,222,600	30,537,551
Tenaris SA, ADR	753,232	31,688,470

		62,226,021

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen International Equity Fund

JAPAN (6.8%)
Financials (1.5%)
Daito Trust Construction Co. Ltd. (a)	165,000	$16,257,014

Industrials (1.9%)
FANUC Corp. (a)	132,800	20,723,503

Information Technology (1.4%)
Canon, Inc. (a)	425,349	15,489,181

Materials (2.0%)
Shin-Etsu Chemical Co. Ltd. (a)	342,799	20,967,355

		73,437,053

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	253,800	27,382,482

SINGAPORE (5.2%)
Financials (3.2%)
City Developments Ltd. (a)	1,528,000	14,423,528
Oversea-Chinese Banking Corp. Ltd. (a)	2,512,184	19,846,258

		34,269,786

Telecommunication Services (2.0%)
Singapore Telecommunications Ltd. (a)	7,537,000	21,301,541

		55,571,327

SWEDEN (4.8%)
Financials (2.2%)
Nordea Bank AB (a)	2,106,800	23,236,578

Industrials (1.5%)
Atlas Copco AB, A Shares (a)	563,400	16,049,792

Information Technology (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	1,013,400	11,787,111

		51,073,481

SWITZERLAND (16.6%)
Consumer Staples (3.6%)
Nestle SA (a)	551,800	38,745,998

Financials (3.1%)
Zurich Insurance Group AG* (a)	115,300	33,156,430

Health Care (8.9%)
Novartis AG (a)	654,300	44,476,961
Roche Holding AG (a)	229,800	50,794,753

		95,271,714

Industrials (1.0%)
Schindler Holding AG (a)	71,400	10,591,048

		177,765,190

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen International Equity Fund

TAIWAN (4.4%)
Information Technology (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,608,000	$22,643,790
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,357,300	24,078,502

		46,722,292

UNITED KINGDOM (23.3%)
Consumer Staples (4.5%)
British American Tobacco PLC (a)	919,300	47,777,480

Energy (4.4%)
John Wood Group PLC (a)	1,244,100	15,866,968
Royal Dutch Shell PLC, A Shares (a)	159,400	5,650,525
Royal Dutch Shell PLC, B Shares (a)	713,900	25,948,048

		47,465,541

Financials (5.1%)
HSBC Holdings PLC (a)	1,912,400	21,747,354
Standard Chartered PLC (a)	1,219,500	32,424,735

		54,172,089

Industrials (1.4%)
Weir Group PLC (The) (a)	492,300	15,494,842

Materials (1.9%)
BHP Billiton PLC (a)	292,100	10,016,660
Rio Tinto PLC (a)	191,100	10,796,048

		20,812,708

Telecommunication Services (4.1%)
Vodafone Group PLC (a)	16,042,900	43,783,621

Utilities (1.9%)
Centrica PLC (a)	3,661,800	20,333,732

		249,840,013

Total Common Stocks		935,597,518

PREFERRED STOCKS (9.2%)
BRAZIL (5.3%)
Energy (0.9%)
Petroleo Brasileiro SA, ADR, Preferred Shares	537,000	9,714,330

Financials (2.5%)
Banco Bradesco SA, ADR, Preferred Shares	1,446,700	26,590,346

Materials (1.9%)
Vale SA, ADR, Preferred Shares	1,082,400	20,836,200

		57,140,876

REPUBLIC OF SOUTH KOREA (3.9%)
Information Technology (3.9%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	105,877	41,336,636

		41,336,636

Total Preferred Stocks		98,477,512

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen International Equity Fund

REPURCHASE AGREEMENT (4.3%)
UNITED STATES (4.3%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $46,173,013, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $47,098,325	$46,173,000	$46,173,000

Total Repurchase Agreement		46,173,000

Total Investments (Cost $907,718,352) (c)—100.8%		1,080,248,030

Liabilities in excess of other assets—(0.8)%		(8,180,227)

Net Assets—100.0%		$1,072,067,803

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.6%)
Consumer Discretionary (13.9%)
Ascena Retail Group, Inc.*	184,184	$3,121,919
Drew Industries, Inc.	81,655	2,990,206
Ethan Allen Interiors, Inc.	82,900	2,396,639
G-III Apparel Group Ltd.*	78,100	2,803,009
Hibbett Sports, Inc.*	32,000	1,685,120
Jos A Bank Clothiers, Inc.*	56,000	2,270,240
Monro Muffler Brake, Inc.	65,100	2,357,922
Penn National Gaming, Inc.*	51,740	2,517,668

		20,142,723

Consumer Staples (7.2%)
Casey’s General Stores, Inc.	53,700	2,939,001
J&J Snack Foods Corp.	49,800	3,393,870
Smithfield Foods, Inc.*	93,060	2,169,228
TreeHouse Foods, Inc.*	38,000	2,011,340

		10,513,439

Energy (5.2%)
Approach Resources, Inc.*	87,600	2,329,284
Berry Petroleum Co., Class A	80,370	2,959,224
Tidewater, Inc.	46,460	2,284,438

		7,572,946

Financials (20.5%)
AMERISAFE, Inc.*	112,560	3,223,719
Aspen Insurance Holdings Ltd.	87,300	2,977,803
Bank of the Ozarks, Inc.	105,460	3,830,307
Boston Private Financial Holdings, Inc.	298,000	2,756,500
Canadian Western Bank	117,000	3,617,686
CBOE Holdings, Inc.	69,400	2,351,272
Healthcare Realty Trust, Inc.	118,408	3,017,036
Jones Lang LaSalle, Inc.	34,710	3,198,179
Sabra Healthcare REIT, Inc.	119,504	2,998,355
Univest Corp. of Pennsylvania	103,620	1,749,106

		29,719,963

Health Care (6.8%)
Covance, Inc.*	47,900	3,195,409
IPC The Hospitalist Co., Inc.*	88,240	3,762,554
Teleflex, Inc.	39,020	2,926,500

		9,884,463

Industrials (16.9%)
Actuant Corp., Class A	127,400	3,755,752
Beacon Roofing Supply, Inc.*	82,430	2,979,020
Clean Harbors, Inc.*	53,114	2,952,607
Curtiss-Wright Corp.	63,600	2,267,340
Dynamic Materials Corp.	103,047	1,712,641
Gibraltar Industries, Inc.*	184,951	3,212,599
RBC Bearings, Inc.*	75,342	3,972,784

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Small Cap Fund

Wabtec Corp.	38,670	$3,620,285

		24,473,028

Information Technology (13.2%)
Advent Software, Inc.*	82,030	2,022,039
Heartland Payment Systems, Inc.	82,700	2,626,552
Littelfuse, Inc.	51,774	3,314,054
MICROS Systems, Inc.*	81,767	3,763,735
Solera Holdings, Inc.	40,060	2,195,689
Syntel, Inc.	53,600	3,124,344
Teradyne, Inc.*	131,500	2,125,040

		19,171,453

Materials (8.9%)
Compass Minerals International, Inc.	49,400	3,559,270
Kaiser Aluminum Corp.	56,700	3,524,472
Silgan Holdings, Inc.	75,286	3,229,769
Worthington Industries, Inc.	95,300	2,618,844

		12,932,355

Telecommunication Services (2.3%)
Shenandoah Telecommunications Co.	222,230	3,257,892

Utilities (2.7%)
ITC Holdings Corp.	49,060	3,973,860

Total Common Stocks		141,642,122

REPURCHASE AGREEMENT (2.7%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $3,945,001, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $4,024,775	$3,945,000	3,945,000

Total Repurchase Agreement		3,945,000

Total Investments (Cost $118,602,766) (a)—100.3%		145,587,122

Liabilities in excess of other assets—(0.3)%		(431,131)

Net Assets—100.0%		$145,155,991

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
Consumer Discretionary (12.0%)
BorgWarner, Inc.*	73,266	$5,434,872
Comcast Corp., Class A	200,200	7,623,616
Staples, Inc.	491,472	6,625,043
Starwood Hotels & Resorts Worldwide, Inc.	85,955	5,278,496
Target Corp.	102,400	6,185,984
TJX Cos., Inc.	170,966	7,724,244

		38,872,255

Consumer Staples (16.0%)
CVS Caremark Corp.	171,402	8,775,782
Kellogg Co.	112,248	6,566,508
Kraft Foods Group, Inc.	207,200	9,576,784
PepsiCo, Inc.	119,133	8,678,839
Philip Morris International, Inc.	90,312	7,961,906
Procter & Gamble Co. (The)	138,712	10,425,594

		51,985,413

Energy (10.1%)
Apache Corp.	45,935	3,847,516
Chevron Corp.	68,200	7,853,230
EOG Resources, Inc.	27,645	3,455,072
Exxon Mobil Corp.	66,453	5,978,776
National Oilwell Varco, Inc.	91,600	6,791,224
Schlumberger Ltd.	64,335	5,021,347

		32,947,165

Financials (13.4%)
Aflac, Inc.	142,256	7,548,103
Charles Schwab Corp. (The)	364,700	6,028,491
IntercontinentalExchange, Inc.*	46,486	6,449,933
JPMorgan Chase & Co.	172,707	8,125,864
Royal Bank of Canada	84,064	5,235,669
State Street Corp.	59,205	3,294,758
Wells Fargo & Co.	197,075	6,864,122

		43,546,940

Health Care (13.0%)
Aetna, Inc.	103,627	4,997,930
Baxter International, Inc.	121,907	8,270,171
Gilead Sciences, Inc.*	90,600	3,574,170
Johnson & Johnson	158,746	11,734,504
Pfizer, Inc.	274,800	7,496,544
Quest Diagnostics, Inc.	109,810	6,363,490

		42,436,809

Industrials (8.8%)
Bombardier, Inc., Class B	816,684	3,201,558
Canadian National Railway Co.	70,942	6,786,312
Deere & Co.	62,317	5,861,537
Emerson Electric Co.	96,571	5,528,690

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen U.S. Equity Fund

United Technologies Corp.	84,402	$7,391,083

		28,769,180

Information Technology (17.3%)
Alliance Data Systems Corp.*	31,288	4,930,989
Cisco Systems, Inc.	329,600	6,779,872
Cognizant Technology Solutions Corp., Class A*	68,300	5,339,694
EMC Corp.*	331,929	8,168,773
Oracle Corp.	283,200	10,056,432
QUALCOMM, Inc.	144,600	9,547,938
Solera Holdings, Inc.	88,672	4,860,112
Visa, Inc., Class A	42,790	6,756,969

		56,440,779

Materials (5.7%)
Monsanto Co.	38,115	3,862,955
Potash Corp. of Saskatchewan, Inc.	153,220	6,511,850
Praxair, Inc.	72,671	8,020,698

		18,395,503

Telecommunication Services (2.2%)
TELUS Corp.	79,784	5,390,659
TELUS Corp., Non-Voting Shares	27,884	1,876,036

		7,266,695

Total Common Stocks		320,660,739

REPURCHASE AGREEMENT (1.4%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $4,643,001, collateralized by U.S. Treasury Note, maturing 02/01/2013; total market value of $4,736,200	$4,643,000	4,643,000

Total Repurchase Agreement		4,643,000

Total Investments (Cost $260,420,804) (a)—99.9%		325,303,739

Other assets in excess of liabilities—0.1%		437,282

Net Assets—100.0%		$325,741,021

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen U.S. Equity II Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
Consumer Discretionary (11.9%)
BorgWarner, Inc.*	15,538	$1,152,609
Comcast Corp., Class A	42,800	1,629,824
Staples, Inc.	104,080	1,402,999
Starwood Hotels & Resorts Worldwide, Inc.	18,379	1,128,654
Target Corp.	21,900	1,322,979
TJX Cos., Inc.	36,306	1,640,305

		8,277,370

Consumer Staples (16.0%)
CVS Caremark Corp.	36,343	1,860,762
Kellogg Co.	23,995	1,403,707
Kraft Foods Group, Inc.	44,113	2,038,903
PepsiCo, Inc.	25,230	1,838,005
Philip Morris International, Inc.	19,367	1,707,395
Procter & Gamble Co. (The)	29,625	2,226,615

		11,075,387

Energy (10.1%)
Apache Corp.	9,774	818,670
Chevron Corp.	14,500	1,669,675
EOG Resources, Inc.	5,819	727,259
Exxon Mobil Corp.	14,194	1,277,034
National Oilwell Varco, Inc.	19,500	1,445,730
Schlumberger Ltd.	13,577	1,059,685

		6,998,053

Financials (13.3%)
Aflac, Inc.	30,271	1,606,179
Charles Schwab Corp. (The)	77,200	1,276,116
IntercontinentalExchange, Inc.*	9,941	1,379,314
JPMorgan Chase & Co.	36,544	1,719,395
Royal Bank of Canada	17,647	1,099,089
State Street Corp.	12,602	701,301
Wells Fargo & Co.	41,468	1,444,331

		9,225,725

Health Care (13.1%)
Aetna, Inc.	21,873	1,054,935
Baxter International, Inc.	26,303	1,784,396
Gilead Sciences, Inc.*	19,200	757,440
Johnson & Johnson	34,570	2,555,414
Pfizer, Inc.	58,500	1,595,880
Quest Diagnostics, Inc.	23,273	1,348,670

		9,096,735

Industrials (8.8%)
Bombardier, Inc., Class B	174,157	682,729
Canadian National Railway Co.	15,196	1,453,649
Deere & Co.	13,146	1,236,513
Emerson Electric Co.	20,431	1,169,675

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen U.S. Equity II Fund

United Technologies Corp.	18,036	$1,579,413

		6,121,979

Information Technology (17.4%)
Alliance Data Systems Corp.*	6,634	1,045,518
Cisco Systems, Inc.	69,900	1,437,843
Cognizant Technology Solutions Corp., Class A*	14,500	1,133,610
EMC Corp.*	70,762	1,741,453
Oracle Corp.	60,000	2,130,600
QUALCOMM, Inc.	30,900	2,040,327
Solera Holdings, Inc.	18,882	1,034,923
Visa, Inc., Class A	9,486	1,497,934

		12,062,208

Materials (5.6%)
Monsanto Co.	8,010	811,813
Potash Corp. of Saskatchewan, Inc.	32,648	1,387,540
Praxair, Inc.	15,534	1,714,488

		3,913,841

Telecommunication Services (2.3%)
TELUS Corp.	17,714	1,196,858
TELUS Corp., Non-Voting Shares	5,950	400,316

		1,597,174

Total Common Stocks		68,368,472

REPURCHASE AGREEMENT (1.4%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $986,000, collateralized by U.S. Treasury Note, maturing 02/01/2013; total market value $1,009,925	$986,000	986,000

Total Repurchase Agreement		986,000

Total Investments (Cost $55,425,943) (a)—99.9%		69,354,472

Other assets in excess of liabilities—0.1%		89,463

Net Assets—100.0%		$69,443,935

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (28.0%)
CHINA (5.4%)
Building Materials (0.3%)
China Shanshui Cement Group Ltd. (USD), 10.50%, 04/27/2017 (a)	$1,650,000	$1,856,250

Chemicals (0.3%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/2014	12,000,000	1,909,891

Coal (0.1%)
Yancoal International Resources Development Co. Ltd. (USD), 5.73%, 05/16/2022 (a)	600,000	606,176

Gas Utilities (1.0%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	2,000,000	2,174,404
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	1,400,000	1,613,023
Talent Yield Investments Ltd. (USD), 4.50%, 04/25/2022 (a)	1,600,000	1,727,072

		5,514,499

Oil & Gas Services (0.7%)
COSL Finance BVI Ltd. (USD), 3.25%, 09/06/2022 (a)	3,800,000	3,733,766

Oil, Gas & Consumable Fuels (1.0%)
China Petroleum & Chemical Corp., Series WW (CNY), 0.80%, 02/20/2014	10,765,000	1,672,359
CNOOC Finance 2011 Ltd. (USD), 4.25%, 01/26/2021 (a)	1,300,000	1,396,822
CNOOC Finance 2012 Ltd. (USD), 3.88%, 05/02/2022 (a)	1,800,000	1,876,687
Sinopec Group Overseas Development 2012 Ltd. (USD), 4.88%, 05/17/2042 (a)	700,000	767,373

		5,713,241

Real Estate Management & Development (2.0%)
Central China Real Estate Ltd. (USD), 12.25%, 10/20/2015 (a)	800,000	874,000
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	1,500,000	1,672,260
Country Garden Holdings Co. Ltd.
(USD), 11.75%, 09/10/2014 (a)	750,000	828,750
(USD), 11.13%, 02/23/2018 (a)	900,000	1,014,750
KWG Property Holding Ltd. (USD), 13.25%, 03/22/2017 (a)	1,600,000	1,851,040
Longfor Properties Co. Ltd. (USD), 9.50%, 04/07/2016 (a)	2,350,000	2,543,875
Yanlord Land Group Ltd. (USD), 10.63%, 03/29/2018 (a)	2,400,000	2,592,000

		11,376,675

		30,710,498

HONG KONG (4.2%)
Commercial Banks (0.6%)
Wing Hang Bank Ltd. (USD), EMTN, 6.00%, 04/20/2017 (b),(c)	3,150,000	3,233,837

Diversified Financial Services (1.0%)
HLP Finance Ltd. (USD), EMTN, 4.75%, 06/25/2022 (a)	2,011,000	2,138,288
Swire Properties MTN Financing Ltd. (USD), EMTN, 4.38%, 06/18/2022 (a)	3,500,000	3,738,182

		5,876,470

Diversified Holding Companies (1.4%)
Hutchison Whampoa International Ltd.
(USD), 4.63%, 09/11/2015 (a)	300,000	323,734
(USD), 7.63%, 04/09/2019 (a)	4,250,000	5,380,279

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

(USD), 7.45%, 11/24/2033 (a)	$300,000	$416,485
Swire Pacific MTN Financing Ltd.
(USD), EMTN, 6.25%, 04/18/2018	400,000	473,199
(USD), EMTN, 5.50%, 08/19/2019	1,000,000	1,155,300

		7,748,997

Real Estate Management & Development (1.2%)
Henson Finance Ltd. (USD), 5.50%, 09/17/2019	3,200,000	3,518,221
Hongkong Land Finance (Cayman Island) Co. Ltd. (USD), EMTN, 4.50%, 10/07/2025	3,350,000	3,445,344

		6,963,565

		23,822,869

INDIA (5.0%)
Commercial Banks (1.9%)
Axis Bank Ltd. (USD), EMTN, 5.25%, 09/30/2015	2,100,000	2,227,676
Bank of Baroda (USD), 5.00%, 08/24/2016 (a)	1,050,000	1,119,425
Export-Import Bank of India (USD), EMTN, 4.00%, 08/07/2017 (a)	3,500,000	3,634,400
ICICI Bank Ltd.
(USD), EMTN, 4.75%, 11/25/2016 (a)	750,000	795,175
(USD), 6.38%, 04/30/2022 (a),(c)	1,650,000	1,707,750
State Bank of India (USD), 4.13%, 08/01/2017 (a)	1,200,000	1,240,380

		10,724,806

Diversified Financial Services (1.7%)
Indian Railway Finance Corp. Ltd.
(USD), 4.41%, 03/30/2016	1,300,000	1,370,122
(USD), 3.42%, 10/10/2017 (a)	3,200,000	3,246,608
Rural Electrification Corp. Ltd., Series 103 (INR), 9.35%, 10/19/2016	258,000,000	4,889,059

		9,505,789

Electric Utilities (1.4%)
NTPC Ltd.
(USD), EMTN, 5.88%, 03/02/2016	1,050,000	1,150,120
(USD), EMTN, 5.63%, 07/14/2021 (a)	2,400,000	2,660,846
Power Grid Corp. of India Ltd., Series B (INR), 9.25%, 12/26/2016	216,250,000	4,117,849

		7,928,815

		28,159,410

INDONESIA (2.3%)
Coal (0.5%)
Adaro Indonesia PT (USD), 7.63%, 10/22/2019 (a)	1,600,000	1,760,000
Indo Energy Finance II BV (USD), 6.38%, 01/24/2023 (a)	1,000,000	1,020,000

		2,780,000

Diversified Telecommunication Services (0.1%)
Indosat Palapa Co. BV (USD), 7.38%, 07/29/2020 (a)	550,000	618,750

Electric Utilities (1.1%)
Majapahit Holding BV
(USD), 8.00%, 08/07/2019 (a)	1,600,000	2,016,000
(USD), 7.88%, 06/29/2037 (a)	600,000	802,500
Perusahaan Listrik Negara PT
(USD), 5.50%, 11/22/2021 (a)	2,600,000	2,899,000
(USD), 5.25%, 10/24/2042 (a)	400,000	396,000

		6,113,500

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

Oil, Gas & Consumable Fuels (0.6%)
Pertamina Persero PT
(USD), 5.25%, 05/23/2021 (a)	$1,800,000	$1,980,000
(USD), 4.88%, 05/03/2022 (a)	600,000	645,000
(USD), 6.00%, 05/03/2042 (a)	800,000	864,000

		3,489,000

		13,001,250

MALAYSIA (1.6%)
Commercial Banks (1.0%)
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/2016 (b),(c)	2,300,000	2,330,905
Public Bank Bhd (USD), 6.84%, 08/22/2036 (c)	400,000	422,688
SBB Capital Corp. (USD), 6.62%, 11/02/2015 (b),(c)	2,650,000	2,703,040

		5,456,633

Diversified Financial Services (0.1%)
Danga Capital Bhd (CNH), 2.90%, 10/20/2014 (a)	5,000,000	803,226

Electric Utilities (0.2%)
TNB Capital (L) Ltd. (USD), 5.25%, 05/05/2015 (a)	1,100,000	1,179,244

Oil, Gas & Consumable Fuels (0.3%)
PETRONAS Capital Ltd. (USD), 5.25%, 08/12/2019 (a)	1,400,000	1,646,669
PETRONAS Global Sukuk Ltd. (USD), 4.25%, 08/12/2014 (a)	50,000	52,343

		1,699,012

		9,138,115

PHILIPPINES (0.9%)
Diversified Telecommunication Services (0.2%)
Philippine Long Distance Telephone Co. (USD), EMTN, 8.35%, 03/06/2017	1,000,000	1,210,000

Electric Utilities (0.3%)
Power Sector Assets & Liabilities Management Corp. (USD), 6.88%, 11/02/2016 (a),(d)	1,250,000	1,468,750

Holding Companies-Diversified Operations (0.4%)
Alliance Global Group Inc. (USD), 6.50%, 08/18/2017	2,350,000	2,599,267

		5,278,017

REPUBLIC OF SOUTH KOREA (2.9%)
Commercial Banks (1.5%)
National Agricultural Cooperative Federation (USD), 4.25%, 01/28/2016 (a)	2,350,000	2,520,596
Shinhan Bank
(USD), 1.88%, 07/30/2018 (a)	600,000	594,208
(USD), 5.66%, 03/02/2035 (a),(c)	1,300,000	1,366,899
(USD), 6.82%, 09/20/2036 (c)	1,650,000	1,815,493
Standard Chartered Bank Korea Ltd. (USD), 7.27%, 03/03/2034 (a),(c)	1,990,000	2,069,600

		8,366,796

Diversified Financial Services (0.6%)
Hyundai Capital Services, Inc.
(USD), 6.00%, 05/05/2015 (a)	1,400,000	1,534,254
(USD), 4.38%, 07/27/2016 (a)	1,800,000	1,933,256

		3,467,510

Electric Utilities (0.8%)
Korea Hydro & Nuclear Power Co. Ltd. (USD), 3.00%, 09/19/2022 (a)	800,000	780,010

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

Korea South-East Power Co. Ltd.
(USD), 6.00%, 05/25/2016 (a)	$2,700,000	$3,062,251
(USD), EMTN, 3.63%, 01/29/2017 (a)	450,000	476,978

		4,319,239

		16,153,545

SINGAPORE (2.8%)
Commercial Banks (1.0%)
Oversea-Chinese Banking Corp. Ltd.
(USD), EMTN, 3.75%, 11/15/2022 (c)	1,350,000	1,421,566
(USD), 3.15%, 03/11/2023 (a),(c)	3,400,000	3,446,097
United Overseas Bank Ltd. (USD), EMTN, 2.88%, 10/17/2022 (a),(c)	800,000	809,600

		5,677,263

Investment Companies (0.6%)
Temasek Financial (I) Ltd. (USD), 4.30%, 10/25/2019 (a)	3,250,000	3,675,958

Real Estate (0.3%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/2017	1,750,000	1,459,793

Real Estate Investment Trust (REIT) Funds (0.6%)
CMT MTN Pte. Ltd.
(SGD), MTN, 2.85%, 09/01/2014	2,000,000	1,633,038
(USD), EMTN, 4.32%, 04/08/2015	1,500,000	1,579,076

		3,212,114

Semiconductors & Semiconductor Equipment (0.3%)
STATS ChipPAC Ltd. (USD), 7.50%, 08/12/2015 (a)	1,700,000	1,799,875

		15,825,003

THAILAND (2.3%)
Chemicals (0.5%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	2,900,000	2,984,097

Commercial Banks (1.5%)
Bangkok Bank PCL
(USD), 4.80%, 10/18/2020 (a)	950,000	1,047,203
(USD), 3.88%, 09/27/2022 (a)	900,000	921,091
(USD), 9.03%, 03/15/2029 (a)	1,350,000	1,852,875
Kasikornbank PCL (USD), EMTN, 3.00%, 03/20/2018 (a)	1,000,000	1,026,405
Siam Commercial Bank Ltd. (USD), EMTN, 3.38%, 09/19/2017 (a)	3,300,000	3,430,809

		8,278,383

Oil, Gas & Consumable Fuels (0.3%)
PTTEP Australia International Finance Pty Ltd. (USD), 4.15%, 07/19/2015 (a)	50,000	52,720
PTTEP Canada International Finance Ltd.
(USD), EMTN, 5.69%, 04/05/2021 (a)	450,000	513,170
(USD), 6.35%, 06/12/2042 (a)	200,000	236,656
Thai Oil PCL (USD), 3.63%, 01/23/2023 (a)	1,025,000	1,011,478

		1,814,024

		13,076,504

UNITED KINGDOM (0.6%)
Commercial Banks (0.6%)
Standard Chartered PLC (USD), 3.95%, 01/11/2023 (a)	3,110,000	3,063,446

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

Total Corporate Bonds		158,228,657

GOVERNMENT BONDS (60.4%)
CHINA (4.4%)
China Government Bond
Series 1113 (CNY), 3.26%, 06/02/2014	$10,000,000	$1,613,856
Series 1104 (CNY), 3.60%, 02/17/2016	30,000,000	4,888,136
(CNH), 2.56%, 06/29/2017 (a)	16,000,000	2,577,815
Series 1216 (CNY), 3.25%, 09/06/2019	11,000,000	1,746,656
(CNY), 3.41%, 06/24/2020	50,000,000	7,980,495
(CNH), 2.48%, 12/01/2020	12,000,000	1,886,969
Series 1124 (CNY), 3.57%, 11/17/2021	22,000,000	3,534,985
(CNH), 3.10%, 06/29/2022 (a)	5,000,000	811,851

		25,040,763

INDIA (3.1%)
India Government Bond
(INR), 7.49%, 04/16/2017	300,000,000	5,566,486
(INR), 8.33%, 06/07/2036	295,000,000	5,723,250
India Government Bonds, Deutsche Bank AG London Credit-Linked Notes (USD), EMTN, 5.16%, 05/22/2014 (c)	7,000,000	6,011,772

		17,301,508

INDONESIA (8.8%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/2015	41,000,000,000	4,689,322
Indonesia Government International Bond
(USD), 11.63%, 03/04/2019 (a)	1,850,000	2,756,500
(USD), 5.88%, 03/13/2020 (a)	1,200,000	1,428,000
(USD), 4.88%, 05/05/2021 (a)	400,000	452,000
(USD), 6.63%, 02/17/2037 (a)	1,100,000	1,399,750
Indonesia Treasury Bond
Series FR66 (IDR), 5.25%, 05/15/2018	54,000,000,000	5,679,525
Series FR61 (IDR), 7.00%, 05/15/2022	21,889,000,000	2,524,422
Series FR35 (IDR), 12.90%, 06/15/2022	35,000,000,000	5,524,944
Series FR63 (IDR), 5.63%, 05/15/2023	125,600,000,000	13,298,139
Series FR64 (IDR), 6.13%, 05/15/2028	35,200,000,000	3,666,065
Series FR54 (IDR), 9.50%, 07/15/2031	9,000,000,000	1,230,167
Series FR58 (IDR), 8.25%, 06/15/2032	24,800,000,000	3,031,915
Perusahaan Penerbit SBSN
(USD), 8.80%, 04/23/2014 (a)	2,400,000	2,593,733
(USD), 4.00%, 11/21/2018 (a)	1,650,000	1,744,875

		50,019,357

MALAYSIA (15.5%)
Malaysia Government Bond
Series 0312 (MYR), 3.20%, 10/15/2015	12,400,000	3,999,257
Series 0207 (MYR), 3.81%, 02/15/2017	30,000,000	9,883,807
Series 0210 (MYR), 4.01%, 09/15/2017	25,900,000	8,612,171
Series 0512 (MYR), 3.31%, 10/31/2017	114,793,000	37,059,259
Series 0511 (MYR), 3.58%, 09/28/2018	44,500,000	14,507,745
Series 0902 (MYR), 4.38%, 11/29/2019	3,870,000	1,316,225
Series 0612 (MYR), 3.49%, 03/31/2020	12,000,000	3,870,238
Series 0111 (MYR), 4.16%, 07/15/2021	11,500,000	3,859,736
Series 0112 (MYR), 3.42%, 08/15/2022	11,800,000	3,769,103
Series 0311 (MYR), 4.39%, 04/15/2026	1,128,000	390,552

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

Series 0212 (MYR), 3.89%, 03/15/2027	$600,000	$197,113

		87,465,206

PHILIPPINES (4.4%)
Philippine Government Bond
Series R102 (PHP), 7.38%, 03/03/2021	50,000,000	1,533,359
Series 1054 (PHP), 6.38%, 01/19/2022	270,000,000	7,886,767
Series 2017 (PHP), 8.00%, 07/19/2031	200,000,000	6,657,323
Philippine Government International Bond
(USD), 6.50%, 01/20/2020	275,000	347,188
(USD), 10.63%, 03/16/2025	2,400,000	4,080,000
(USD), 7.75%, 01/14/2031	3,200,000	4,656,000

		25,160,637

REPUBLIC OF SOUTH KOREA (14.3%)
Korea Monetary Stabilization Bond
Series 1308 (KRW), 3.90%, 08/02/2013	4,000,000,000	3,694,080
Series 1402 (KRW), 3.47%, 02/02/2014	4,000,000,000	3,699,487
Korea Treasury Bond
Series 1506 (KRW), 3.25%, 06/10/2015	3,300,000,000	3,063,914
Series 1703 (KRW), 3.50%, 03/10/2017	48,850,000,000	45,940,466
Series 2106 (KRW), 1.50%, 06/10/2021 (e)	9,618,153,000	9,470,497
Series 2106 (KRW), 4.25%, 06/10/2021	10,600,000,000	10,550,763
Series 2206 (KRW), 3.75%, 06/10/2022	3,000,000,000	2,898,552
Republic of Korea (USD), 7.13%, 04/16/2019	1,200,000	1,547,664

		80,865,423

SINGAPORE (2.0%)
Singapore Government Bond
(SGD), 2.50%, 06/01/2019	3,439,000	3,047,629
(SGD), 3.25%, 09/01/2020	4,680,000	4,325,532
(SGD), 3.13%, 09/01/2022	2,420,000	2,253,473
(SGD), 3.00%, 09/01/2024	2,080,000	1,887,267

		11,513,901

SRI LANKA (0.5%)
Sri Lanka Government International Bond
(USD), 7.40%, 01/22/2015 (a)	750,000	802,500
(USD), 6.25%, 07/27/2021 (a)	1,950,000	2,120,143

		2,922,643

THAILAND (7.4%)
Thailand Government Bond
(THB), 4.13%, 11/18/2016	101,900,000	3,542,570
(THB), 3.25%, 06/16/2017	73,500,000	2,474,221
(THB), 3.45%, 03/08/2019	299,500,000	10,104,399
(THB), 3.88%, 06/13/2019	290,000,000	10,007,412
Series ILB (THB), 1.20%, 07/14/2021 (e)	354,138,304	12,150,851
(THB), 3.65%, 12/17/2021	15,200,000	513,116
(THB), 3.63%, 06/16/2023	94,300,000	3,150,085

		41,942,654

Total Government Bonds		342,232,092

GOVERNMENT AGENCIES (5.2%)
CHINA (0.1%)
Export-Import Bank of China

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

(USD), 5.25%, 07/29/2014 (a)	$500,000	$530,369
(USD), 4.88%, 07/21/2015 (a)	250,000	272,469

		802,838

REPUBLIC OF SOUTH KOREA (2.5%)
Export-Import Bank of Korea
(USD), 8.13%, 01/21/2014	650,000	694,118
(USD), 5.88%, 01/14/2015	900,000	980,322
(USD), 5.13%, 03/16/2015	600,000	648,872
(USD), 4.00%, 01/11/2017	950,000	1,029,313
(USD), 5.00%, 04/11/2022	600,000	686,092
Korea Development Bank (The) (USD), 3.50%, 08/22/2017	3,150,000	3,373,946
Korea Expressway Corp.
(USD), 4.50%, 03/23/2015 (a)	2,350,000	2,507,170
(USD), 1.88%, 10/22/2017 (a)	250,000	248,464
Korea Finance Corp.
(USD), 3.25%, 09/20/2016	2,300,000	2,436,450
(USD), 4.63%, 11/16/2021	1,300,000	1,445,508

		14,050,255

SINGAPORE (2.6%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/2016	5,000,000	4,180,164
(SGD), MTN, 3.95%, 07/15/2018	5,000,000	4,565,988
(SGD), MTN, 1.83%, 11/21/2018 (a)	2,750,000	2,256,936
(SGD), MTN, 3.14%, 03/18/2021	4,000,000	3,509,105

		14,512,193

Total Government Agencies		29,365,286

REPURCHASE AGREEMENT (4.5%)
UNITED STATES (4.5%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $25,536,007, collateralized by U.S.Treasury Note, maturing 08/31/2017; total market value of $26,049,100	25,536,000	25,536,000

Total Repurchase Agreement		25,536,000

Total Investments (Cost $535,860,434) (f)—98.1%		555,362,035

Other assets in excess of liabilities—1.9%		10,981,837

Net Assets—100.0%		$566,343,872

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2013.
(d)	This security is government guaranteed.
(e)	Inflation linked security.
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

KRW	South Korean Won
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At January 31, 2013, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	12	03/28/2013	$375
United States Treasury Note 6%-5 year	UBS	11	03/28/2013	(8,938)
United States Treasury Note 6%-5 year	UBS	(479)	03/28/2013	384,369
United States Treasury Note 6%-10 year	UBS	(206)	03/19/2013	421,579
United States Treasury Bond 6%-30 year	UBS	79	03/19/2013	(511,031)

				$286,354

At January 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
10/30/2013	Deutsche Bank	CNH	1,466,250	USD	230,000	$232,949	$2,949
10/30/2013	Standard Chartered Bank	CNH	330,972,330	USD	52,520,000	52,582,916	62,916
10/30/2013	State Street	CNH	6,348,500	USD	1,000,000	1,008,612	8,612
Hong Kong Dollar/United States Dollar
06/10/2013	Deutsche Bank	HKD	102,657,025	USD	13,250,000	13,243,071	(6,929)
Indian Rupee/United States Dollar
02/21/2013	Credit Suisse	INR	327,323,000	USD	5,800,000	6,133,367	333,367
02/21/2013	Deutsche Bank	INR	848,478,800	USD	15,400,000	15,898,766	498,766
02/21/2013	Royal Bank of Canada	INR	55,340,000	USD	1,000,000	1,036,959	36,959
02/21/2013	Standard Chartered Bank	INR	88,592,000	USD	1,600,000	1,660,034	60,034
02/21/2013	UBS	INR	27,302,800	USD	490,000	511,599	21,599
Indonesian Rupiah/United States Dollar
03/01/2013	Deutsche Bank	IDR	15,240,000,000	USD	1,600,000	1,560,533	(39,467)
03/01/2013	Royal Bank of Canada	IDR	73,612,000,000	USD	7,700,000	7,537,662	(162,338)
03/01/2013	Standard Chartered Bank	IDR	156,832,500,000	USD	16,500,000	16,059,208	(440,792)
06/05/2013	Royal Bank of Canada	IDR	168,174,000,000	USD	16,900,000	17,033,618	133,618
06/05/2013	Standard Chartered Bank	IDR	8,834,400,000	USD	900,000	894,798	(5,202)
06/05/2013	UBS	IDR	105,963,000,000	USD	10,700,000	10,732,535	32,535
Malaysian Ringgit/United States Dollar
03/27/2013	Credit Suisse	MYR	6,331,500	USD	2,100,000	2,030,723	(69,277)
03/27/2013	Deutsche Bank	MYR	74,839,022	USD	24,190,000	24,003,370	(186,630)

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

03/27/2013	UBS	MYR	8,249,850	USD	2,700,000	$2,646,002	$(53,998)
Philippine Peso/United States Dollar
03/08/2013	Deutsche Bank	PHP	466,740,000	USD	11,400,000	11,474,225	74,225
03/08/2013	HSBC	PHP	3,286,160	USD	80,000	80,786	786
03/08/2013	Royal Bank of Canada	PHP	722,052,000	USD	17,700,000	17,750,754	50,754
03/08/2013	Standard Chartered Bank	PHP	154,641,000	USD	3,800,000	3,801,657	1,657
03/08/2013	UBS	PHP	552,589,500	USD	13,650,000	13,584,728	(65,272)
Singapore Dollar/United States Dollar
03/04/2013	Deutsche Bank	SGD	5,527,800	USD	4,500,000	4,466,223	(33,777)
03/04/2013	Goldman Sachs	SGD	59,042,952	USD	48,380,000	47,704,152	(675,848)
03/04/2013	Royal Bank of Canada	SGD	7,219,930	USD	5,900,001	5,833,392	(66,609)
03/04/2013	Standard Chartered Bank	SGD	1,220,500	USD	1,000,000	986,111	(13,889)
South Korean Won/United States Dollar
03/20/2013	Deutsche Bank	KRW	19,237,529,000	USD	17,630,000	17,649,383	19,383
03/20/2013	HSBC	KRW	3,042,900,000	USD	2,700,000	2,791,695	91,695
03/20/2013	Royal Bank of Canada	KRW	44,460,425,000	USD	40,080,000	40,790,015	710,015
03/20/2013	State Street	KRW	1,706,240,000	USD	1,600,000	1,565,382	(34,618)
03/20/2013	UBS	KRW	5,015,770,000	USD	4,700,000	4,601,695	(98,305)
Thai Baht/United States Dollar
03/04/2013	Goldman Sachs	THB	387,237,560	USD	12,580,001	12,964,097	384,096
03/04/2013	Standard Chartered Bank	THB	130,756,500	USD	4,300,000	4,377,519	77,519

						$365,228,536	$648,534

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Indian Rupee
02/21/2013	Deutsche Bank	USD	5,600,000	INR	309,355,200	$5,796,687	$(196,687)
United States Dollar/Indonesian Rupiah
03/01/2013	Deutsche Bank	USD	1,600,000	IDR	15,440,000,000	1,581,013	18,987
03/01/2013	HSBC	USD	15,100,000	IDR	148,433,000,000	15,199,122	(99,122)
06/05/2013	UBS	USD	1,200,000	IDR	12,084,000,000	1,223,936	(23,936)
United States Dollar/Malaysian Ringgit
03/27/2013	Credit Suisse	USD	18,000,000	MYR	54,774,000	17,567,848	432,152
03/27/2013	Deutsche Bank	USD	25,420,000	MYR	78,474,596	25,169,419	250,581
03/27/2013	HSBC	USD	10,100,000	MYR	31,147,720	9,990,112	109,888
03/27/2013	Standard Chartered Bank	USD	9,400,000	MYR	28,820,400	9,243,663	156,337
United States Dollar/Philippine Peso
03/08/2013	Deutsche Bank	USD	9,200,000	PHP	377,660,000	9,284,303	(84,303)
03/08/2013	Standard Chartered Bank	USD	320,000	PHP	13,203,200	324,584	(4,584)
03/08/2013	UBS	USD	6,000,000	PHP	247,620,000	6,087,431	(87,431)
United States Dollar/Singapore Dollar
03/04/2013	Royal Bank of Canada	USD	2,620,000	SGD	3,204,129	2,588,798	31,202
United States Dollar/South Korean Won
03/20/2013	Credit Suisse	USD	4,900,000	KRW	5,336,100,000	4,895,581	4,419
03/20/2013	Goldman Sachs	USD	3,900,000	KRW	4,262,700,000	3,910,795	(10,795)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

03/20/2013	HSBC	USD	2,100,000	KRW	2,366,700,000	$2,171,318	$(71,318)
03/20/2013	Royal Bank of Canada	USD	21,230,000	KRW	23,822,672,500	21,856,002	(626,002)
03/20/2013	UBS	USD	1,500,000	KRW	1,635,450,000	1,500,436	(436)
United States Dollar/Thai Baht
03/04/2013	Credit Suisse	USD	1,900,000	THB	57,000,000	1,908,269	(8,269)
03/04/2013	Standard Chartered Bank	USD	20,000,000	THB	596,100,000	19,956,478	43,522

						$160,255,795	$(165,795)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (3.8%)
AUSTRALIA (0.4%)
SMART Trust
Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/2017 (a)	$110,000	$113,102
Series 2012-4US, Class A4A (USD), 1.25%, 08/14/2018	245,000	244,337

		357,439

UNITED KINGDOM (0.2%)
Motor PLC, Series 12A, Class A1C (USD), 1.29%, 02/25/2020 (a)	250,000	250,745

UNITED STATES (3.2%)
Ally Master Owner Trust, Series 2012-5, Class A (USD), 1.54%, 09/15/2019	250,000	251,560
Capital One Multi-Asset Execution Trust
Series 2004-B3, Class B3 (USD), 0.94%, 01/18/2022 (b)	205,000	203,436
Series 2006-B1, Class B1 (USD), 0.49%, 01/15/2019 (b)	165,000	163,295
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.46%, 04/07/2024 (a)(b)	200,000	202,418
CPS Auto Trust, Series 2011-A, Class A (USD), 2.82%, 04/16/2018 (a)	95,804	97,268
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	307,320	346,857
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class C (USD), 1.37%, 01/15/2018	230,000	229,992
GE Capital Credit Card Master Note Trust, Series 2012-5, Class B (USD), 1.51%, 06/15/2018	290,000	292,562
Mid-State Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/2045 (a)	458,314	473,188
Santander Drive Auto Receivables Trust
Series 2010-2, Class C (USD), 3.89%, 07/17/2017	100,000	103,538
Series 2011-4, Class B (USD), 2.90%, 05/16/2016	134,000	137,551
Series 2012-4, Class B (USD), 1.83%, 03/15/2017	160,000	162,374
Series 2013-1, Class C (USD), 1.76%, 01/15/2019	218,000	218,795
World Financial Network Credit Card Master Trust, Series 2010-A, Class M (USD), 5.20%, 04/15/2019	360,000	391,190

		3,274,024

Total Asset-Backed Securities		3,882,208

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.2%)
UNITED STATES (6.2%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/2041 (b)	250,000	280,310
Series 2007-PW17, Class AMFL (USD), 0.87%, 06/11/2050 (a)(b)	125,000	116,782
Series 2007-PW17, Class AM (USD), 5.89%, 06/11/2050 (b)	250,000	288,207
Citigroup Commercial Mortgage Trust
Series 2005-CD1, Class AM (USD), 5.22%, 07/15/2044 (b)	160,000	176,499
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	225,000	253,225
Series 2007-C6, Class AM (USD), 5.70%, 12/10/2049 (b)	150,000	170,064
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM (USD), 5.65%, 12/10/2049 (b)	484,000	553,241
Extended Stay America Trust
Series 2013-ESH7, Class B7 (USD), 3.60%, 12/05/2031 (a)	300,000	302,999
Series 2013-ESH7, Class C7 (USD), 3.67%, 12/05/2031 (a)	340,000	343,399
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/2049	650,000	737,293

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM (USD), 5.87%, 07/10/2038 (b)	$275,000	$308,593
Jefferies & Co., Inc., Series 2009-R9, Class 1A1 (USD), 2.69%, 08/26/2046 (a)(b)	267,793	271,368
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-PHH, Class C (USD), 2.57%, 10/15/2025 (a)(b)	190,000	192,721
Series 2012-PHH, Class D (USD), 3.47%, 10/15/2025 (a)(b)	150,000	152,101
Series 2010-CNTR, Class A2 (USD), 4.31%, 08/05/2032 (a)	105,000	115,294
Series 2007-CB19, Class ASB (USD), 5.71%, 02/12/2049 (b)	243,788	266,747
Series 2007-LD11, Class ASB (USD), 5.81%, 06/15/2049 (b)	246,477	269,237
Series 2007-CB20, Class ASB (USD), 5.69%, 02/12/2051	164,411	179,728
Series 2007-CB20, Class AM (USD), 5.88%, 02/12/2051 (b)	240,000	278,116
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class AS (USD), 3.21%, 02/15/2046	250,000	254,606
Series 2013-C7, Class B (USD), 3.77%, 02/15/2046	110,000	112,614
Series 2013-C7, Class C (USD), 4.19%, 02/15/2046 (b)	150,000	153,464
Morgan Stanley Capital I, Series 2003-IQ5, Class C (USD), 5.35%, 04/15/2038 (b)	300,000	306,035
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS (USD), 3.54%, 10/15/2045	280,000	293,433

		6,376,076

Total Commercial Mortgage-Backed Securities		6,376,076

RESIDENTIAL MORTGAGE-BACKED SECURITIES (5.2%)
UNITED KINGDOM (1.0%)
Holmes Master Issuer PLC, Series 2011-3A, Class A6 (USD), 2.05%, 10/15/2054 (a)(b)	250,000	263,510
Permanent Master Issuer PLC, Series 2011-2A, Class 1A3 (USD), 1.90%, 07/15/2042 (a)(b)	250,000	258,024
Silverstone Master Issuer PLC, Series 2012-1A, Class 2A1 (USD), 1.95%, 01/21/2055 (a)(b)	460,000	480,883

		1,002,417

UNITED STATES (4.2%)
Banc of America Funding Corp., Series 2009-R6, Class 3A1 (USD), 2.41%, 01/26/2037 (a)(b)	155,921	156,347
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 2.88%, 12/26/2037 (a)(b)	537,288	532,399
Citigroup Mortgage Loan Trust, Inc.
Series 2009-5, Class 7A1 (USD), 0.55%, 07/25/2036 (a)(b)	278,366	274,027
Series 2009-6, Class 11A1 (USD), 0.55%, 05/25/2037 (a)(b)	160,578	155,959
Series 2009-6, Class 4A1 (USD), 2.83%, 04/25/2037 (a)(b)	224,696	228,693
Series 2009-6, Class 6A1 (USD), 0.45%, 07/25/2036 (a)(b)	568,374	551,732
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/2037 (a)	294,688	302,250
Series 2009-2R, Class 2A5 (USD), 2.50%, 06/26/2037 (a)(b)	268,567	268,248
Series 2009-3R, Class 25A1 (USD), 3.02%, 07/27/2036 (a)(b)	356,959	358,540
Series 2009-3R, Class 28A1 (USD), 3.00%, 08/27/2037 (a)(b)	100,049	99,647
JP Morgan Re-Remic
Series 2009-7, Class 11A1 (USD), 2.94%, 09/27/2036 (a)(b)	249,882	246,058
Series 2009-7, Class 13A1 (USD), 3.08%, 06/27/2037 (a)(b)	175,785	172,345
Series 2009-7, Class 14A1 (USD), 2.56%, 07/27/2037 (a)(b)	552,391	545,828
Series 2009-7, Class 1A1 (USD), 2.91%, 08/27/2037 (a)(b)	254,809	256,386
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	79,094	80,991
MASTR Asset Securitization Trust, Series 2003-8, Class 3A13 (USD), 5.25%, 09/25/2033	81,054	81,754

		4,311,204

Total Residential Mortgage-Backed Securities		5,313,621

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

CORPORATE BONDS (28.6%)
CANADA (0.5%)
Metals & Mining (0.5%)
Barrick Gold Corp. (USD), 5.25%, 04/01/2042	$250,000	$262,926
Teck Resources Ltd. (USD), 6.25%, 07/15/2041	50,000	56,345
Xstrata Finance Canada Ltd. (USD), 4.00%, 10/25/2022 (a)	205,000	204,908

		524,179

CAYMAN ISLANDS (0.9%)
Computers & Peripherals (0.6%)
Seagate HDD Cayman (USD), 6.88%, 05/01/2020	180,000	195,300
Seagate Technology International (USD), 10.00%, 05/01/2014 (a)	413,000	441,910

		637,210

Oil, Gas & Consumable Fuels (0.3%)
Noble Holding International Ltd. (USD), 2.50%, 03/15/2017	270,000	275,923

		913,133

FRANCE (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Total Capital International SA (USD), 2.70%, 01/25/2023	100,000	99,350

ISRAEL (0.2%)
Pharmaceutical (0.2%)
Teva Pharmaceutical Finance IV BV (USD), 3.65%, 11/10/2021	215,000	226,286

LUXEMBOURG (0.3%)
Miscellaneous Manufacturing (0.3%)
Pentair Finance SA
(USD), 2.65%, 12/01/2019 (a)	129,000	126,472
(USD), 3.15%, 09/15/2022 (a)	160,000	155,651

		282,123

NETHERLANDS (0.5%)
Commercial Banks (0.3%)
ABN AMRO Bank NV (USD), 1.38%, 01/22/2016 (a)	300,000	299,736

Oil, Gas & Consumable Fuels (0.2%)
Shell International Finance BV (USD), 2.25%, 01/06/2023	265,000	255,686

		555,422

PANAMA (0.1%)
Leisure Time (0.1%)
Carnival Corp. (USD), 1.20%, 02/05/2016	115,000	114,976

UNITED KINGDOM (1.0%)
Commercial Banks (0.4%)
Royal Bank of Scotland Group PLC (USD), 6.40%, 10/21/2019	300,000	357,708

Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/2017 (a)	100,000	117,790

Oil, Gas & Consumable Fuels (0.5%)
BG Energy Capital PLC
(USD), 2.50%, 12/09/2015 (a)	280,000	292,471

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

(USD), 4.00%, 10/15/2021 (a)	$200,000	$216,234

		508,705
		984,203
UNITED STATES (25.0%)
Advertising (0.4%)
Interpublic Group of Cos., Inc.
(USD), 10.00%, 07/15/2017	145,000	156,963
(USD), 3.75%, 02/15/2023	240,000	234,744

		391,707

Auto Manufacturers (0.3%)
Daimler Finance North America LLC (USD), 1.25%, 01/11/2016 (a)	350,000	350,261

Beverages (0.7%)
Anheuser-Busch InBev Finance, Inc. (USD), 4.00%, 01/17/2043	165,000	163,460
Anheuser-Busch InBev Worldwide, Inc. (USD), 0.80%, 07/15/2015	505,000	505,977

		669,437

Chemicals (0.3%)
CF Industries, Inc.
(USD), 6.88%, 05/01/2018	170,000	207,121
(USD), 7.13%, 05/01/2020	120,000	150,255

		357,376

Commercial Banks (3.6%)
Bank of America Corp.
(USD), 1.50%, 10/09/2015	375,000	375,980
(USD), MTN, 2.00%, 01/11/2018	210,000	208,415
(USD), MTN, 3.30%, 01/11/2023	160,000	157,795
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	390,000	388,313
Citigroup, Inc.
(USD), 5.00%, 09/15/2014	100,000	105,319
(USD), 2.25%, 08/07/2015	295,000	301,886
(USD), 4.50%, 01/14/2022	270,000	295,673
First Tennessee Bank
(USD), 4.00%, 02/01/2033	380,000	419,900
(USD), 4.00%, 02/02/2033	360,000	398,700
JPMorgan Chase & Co.
(USD), 3.25%, 09/23/2022	280,000	280,338
(USD), 3.20%, 01/25/2023	315,000	313,002
Wells Fargo & Co. (USD), 1.50%, 07/01/2015	395,000	401,289

		3,646,610

Commercial Services & Supplies (0.2%)
Block Financial LLC (USD), 5.50%, 11/01/2022	155,000	159,335

Computers & Peripherals (0.3%)
International Business Machines Corp. (USD), 1.95%, 07/22/2016	300,000	311,303

Diversified Financial Services (5.8%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/2019 (a)	305,000	361,518
Carlyle Holdings Finance LLC (USD), 3.88%, 02/01/2023 (a)	70,000	70,055
Ford Motor Credit Co. LLC
(USD), 4.21%, 04/15/2016	550,000	585,364
(USD), 3.00%, 06/12/2017	265,000	270,515
(USD), 2.38%, 01/16/2018	200,000	197,354

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

General Electric Capital Corp.
(USD), 1.63%, 07/02/2015	$350,000	$355,779
(USD), MTN, 1.00%, 01/08/2016	190,000	189,923
Series B (USD), 6.25%, 12/15/2022 (b)(c)	200,000	218,314
(USD), MTN, 3.10%, 01/09/2023	280,000	276,573
(USD), MTN, 5.88%, 01/14/2038	55,000	64,306
HSBC Finance Corp. (USD), 5.50%, 01/19/2016	585,000	652,146
International Lease Finance Corp.
(USD), 6.50%, 09/01/2014 (a)	510,000	544,425
(USD), 6.75%, 09/01/2016 (a)	105,000	118,387
Jefferies Group, Inc. (USD), 6.50%, 01/20/2043	100,000	101,804
KKR Group Finance Co. II LLC (USD), 5.50%, 02/01/2043 (a)	180,000	177,416
Legg Mason, Inc. (USD), 6.00%, 05/21/2019 (a)	360,000	395,198
Raymond James Financial, Inc. (USD), 5.63%, 04/01/2024	215,000	240,324
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	170,000	174,077
Toyota Motor Credit Corp.
(USD), 0.88%, 07/17/2015	435,000	437,269
(USD), MTN, 1.25%, 10/05/2017	250,000	248,849
Utility Contract Funding LLC (USD), 7.94%, 10/01/2016 (a)	243,854	260,559

		5,940,155

Diversified Telecommunication Services (1.6%)
AT&T, Inc.
(USD), 1.40%, 12/01/2017	120,000	119,100
(USD), 5.55%, 08/15/2041	67,000	75,622
Cellco Partnership / Verizon Wireless Capital LLC (USD), 5.55%, 02/01/2014	470,000	491,554
Juniper Networks, Inc. (USD), 5.95%, 03/15/2041	95,000	106,768
Qwest Corp.
(USD), 7.25%, 09/15/2025	125,000	143,650
(USD), 6.88%, 09/15/2033	395,000	395,987
SBA Tower Trust (USD), 2.93%, 12/15/2042 (a)	265,000	273,516

		1,606,197

Electric Utilities (1.0%)
American Electric Power Co., Inc. (USD), 1.65%, 12/15/2017	130,000	129,926
Appalachian Power Co., Series L (USD), 5.80%, 10/01/2035	110,000	125,680
Entergy Gulf States, Inc. (USD), 6.20%, 07/01/2033	214,000	214,601
Exelon Corp. (USD), 5.63%, 06/15/2035	125,000	136,970
Nisource Finance Corp. (USD), 5.25%, 02/15/2043	100,000	105,204
Oncor Electric Delivery Co. LLC (USD), 4.55%, 12/01/2041	80,000	80,457
Public Service Co. of New Mexico (USD), 7.95%, 05/15/2018	180,000	216,721

		1,009,559

Electronics (0.5%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/2017	220,000	263,856
Jabil Circuit, Inc. (USD), 8.25%, 03/15/2018	215,000	256,925

		520,781

Energy Equipment & Services (1.3%)
El Paso Pipeline Partners Operating Co. LLC
(USD), 6.50%, 04/01/2020	180,000	217,263
(USD), 5.00%, 10/01/2021	85,000	94,313
(USD), 4.70%, 11/01/2042	80,000	76,134
Energy Transfer Partners LP
(USD), 6.13%, 02/15/2017	125,000	143,697
(USD), 6.70%, 07/01/2018	110,000	132,406
(USD), 5.20%, 02/01/2022	110,000	122,795

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Sunoco Logistics Partners Operations LP (USD), 3.45%, 01/15/2023	$85,000	$83,905
Williams Cos., Inc. (USD), 3.70%, 01/15/2023	210,000	206,807
Williams Partners LP (USD), 7.25%, 02/01/2017	180,000	216,963

		1,294,283

Food & Staples (0.2%)
CVS Caremark Corp. (USD), 5.75%, 05/15/2041	155,000	187,681

Food Products (0.1%)
ConAgra Foods, Inc. (USD), 1.90%, 01/25/2018	140,000	140,583

Gas Utilities (0.1%)
Sempra Energy (USD), 2.88%, 10/01/2022	150,000	147,383

Healthcare Products (0.3%)
Boston Scientific Corp. (USD), 6.00%, 01/15/2020	260,000	300,886

Healthcare Providers & Services (0.6%)
Highmark, Inc. (USD), 6.13%, 05/15/2041 (a)	95,000	89,426
Humana, Inc. (USD), 6.30%, 08/01/2018	200,000	235,252
UnitedHealth Group, Inc. (USD), 6.63%, 11/15/2037	115,000	148,520
WellPoint, Inc. (USD), 4.63%, 05/15/2042	130,000	128,776

		601,974

Housewares (0.5%)
Newell Rubbermaid, Inc. (USD), 2.00%, 06/15/2015	500,000	509,164

Insurance (1.2%)
Berkshire Hathaway, Inc. (USD), 4.50%, 02/11/2043	185,000	183,237
CNA Financial Corp. (USD), 5.85%, 12/15/2014	165,000	178,534
ING US, Inc. (USD), 5.50%, 07/15/2022 (a)	215,000	234,586
Liberty Mutual Group, Inc. (USD), 6.50%, 05/01/2042 (a)	140,000	156,612
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/2039 (a)	130,000	187,560
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/2015	300,000	330,822

		1,271,351

Media (0.8%)
CBS Corp. (USD), 8.88%, 05/15/2019	255,000	343,039
Comcast Corp. (USD), 4.50%, 01/15/2043	150,000	147,235
NBCUniversal Media LLC (USD), 4.38%, 04/01/2021	225,000	247,826
Time Warner, Inc. (USD), 6.10%, 07/15/2040	70,000	82,790

		820,890

Metals & Mining (0.2%)
Newmont Mining Corp. (USD), 4.88%, 03/15/2042	215,000	213,698

Miscellaneous Manufacturing (0.2%)
Eaton Corp. (USD), 1.50%, 11/02/2017 (a)	230,000	229,454

Office/Business Equipment (0.9%)
Xerox Corp. (USD), MTN, 7.20%, 04/01/2016	760,000	873,845

Oil & Gas Services (0.2%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	180,000	181,223

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/2017	170,000	201,431
Apache Corp. (USD), 4.75%, 04/15/2043	110,000	113,667
Noble Energy, Inc. (USD), 6.00%, 03/01/2041	140,000	165,654

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Rowan Cos., Inc. (USD), 7.88%, 08/01/2019	$145,000	$181,903

		662,655

Paper & Forest Products (0.5%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/2024	235,000	327,714
International Paper Co. (USD), 7.95%, 06/15/2018	105,000	134,867

		462,581

Pharmaceutical (0.9%)
AbbVie, Inc.
(USD), 1.75%, 11/06/2017 (a)	530,000	531,152
(USD), 4.40%, 11/06/2042 (a)	55,000	55,233
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/2018	160,000	197,962
Zoetis, Inc. (USD), 4.70%, 02/01/2043 (a)	125,000	126,328

		910,675

Real Estate (0.2%)
Boston Properties LP (USD), 5.88%, 10/15/2019	205,000	244,028

Retail (0.2%)
Walgreen Co. (USD), 3.10%, 09/15/2022	200,000	199,090

Semiconductors (0.3%)
Texas Instruments, Inc. (USD), 0.45%, 08/03/2015	340,000	338,488

Software (0.4%)
Microsoft Corp. (USD), 3.50%, 11/15/2042	127,000	117,585
Oracle Corp. (USD), 2.50%, 10/15/2022	260,000	254,823

		372,408

Trucking & Leasing (0.6%)
Penske Truck Leasing Co. LP
(USD), 3.75%, 05/11/2017 (a)	495,000	521,070
(USD), 2.88%, 07/17/2018 (a)	135,000	134,075

		655,145

		25,580,206

Total Corporate Bonds		29,279,878

MUNICIPAL BONDS (2.4%)
UNITED STATES (2.4%)
CALIFORNIA (0.8%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	290,000	367,859
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/2048	255,000	331,011
University of California General Obligation Unlimited Bonds, Series AD (USD), 4.86%, 05/15/2112	180,000	185,407

		884,277

GEORGIA (0.4%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	370,000	439,475

ILLINOIS (0.7%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	605,000	682,258

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

NEW YORK (0.2%)
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/2029	$145,000	$179,595

OHIO (0.3%)
JobsOhio Beverage System Revenue Bonds, Series B (USD), 4.53%, 01/01/2035	290,000	294,620

		2,480,225

Total Municipal Bonds		2,480,225

U.S. AGENCIES (40.7%)
UNITED STATES (40.7%)
Federal Home Loan Mortgage Corp.
Series 3793, Class LV (USD), 4.00%, 11/15/2023	157,551	163,080
Series 4057, Class VB (USD), 3.50%, 06/15/2025	467,622	512,733
Series 4073, Class VQ (USD), 4.00%, 06/15/2025	252,204	280,926
Series 4097, Class VA (USD), 3.50%, 08/15/2025	589,569	648,723
Series 4097, Class VT (USD), 3.50%, 08/15/2025	419,032	458,429
Pool # G14583 (USD), 3.00%, 10/01/2027	273,313	291,035
Series 4097, Class GT (USD), 3.00%, 10/15/2031	289,445	308,194
Pool # C91442 (USD), 3.50%, 04/01/2032	321,589	345,313
Pool # C91482 (USD), 3.50%, 07/01/2032	285,700	301,464
Series 301, Class 400 (USD), 4.00%, 01/15/2033	460,000	504,223
Pool # G08028 (USD), 6.00%, 12/01/2034	107,860	118,976
Pool # G01840 (USD), 5.00%, 07/01/2035	267,998	289,814
Pool # G06788 (USD), 5.50%, 10/01/2035	215,023	234,571
Pool # A60299 (USD), 6.50%, 05/01/2037	824,407	921,252
Series 4134, Class WA (USD), 3.50%, 04/15/2038	507,643	547,034
Pool # A81046 (USD), 6.00%, 08/01/2038	77,286	84,491
Series 3864, Class AB (USD), 4.00%, 06/15/2039	261,040	281,021
Series 4077, Class MP (USD), 4.00%, 08/15/2040	434,028	477,962
Pool # A94362 (USD), 4.00%, 10/01/2040	471,686	515,746
Pool # 1B7798 (USD), 3.01%, 12/01/2040 (b)	585,788	616,789
Pool # A96374 (USD), 4.00%, 01/01/2041	454,440	494,617
Series 4139, Class PA (USD), 2.50%, 11/15/2041	432,957	445,602
Series 3980, Class EP (USD), 5.00%, 01/15/2042	360,942	410,991
Pool # Q06531 (USD), 4.00%, 03/01/2042	301,331	324,017
Pool # Q08305 (USD), 3.50%, 05/01/2042	401,540	425,264
Pool # Q08765 (USD), 3.50%, 06/01/2042	337,807	357,356
Pool # Q09082 (USD), 3.50%, 06/01/2042	412,693	437,077
Series 4135, Class AD (USD), 2.00%, 06/15/2042	442,187	447,045
Pool # Q09912 (USD), 3.50%, 08/01/2042	647,498	685,755
Pool # Q10152 (USD), 3.50%, 08/01/2042	327,291	347,754
Pool # Q10154 (USD), 3.50%, 08/01/2042	631,325	668,232
Pool # Q11551 (USD), 3.50%, 09/01/2042	700,626	738,519
Pool # Q13160 (USD), 3.50%, 11/01/2042	418,632	447,291
Pool # Q14694 (USD), 3.00%, 01/01/2043	765,000	789,360
Federal National Mortgage Association
Series 2011-34, Class VA (USD), 4.00%, 06/25/2022	457,876	473,985
Pool # AL0302 (USD), 5.00%, 04/01/2024	183,838	198,488
Series 2012-38, Class VK (USD), 4.00%, 02/25/2025	232,616	258,035
Series 2012-98, Class VA (USD), 4.00%, 07/25/2025	350,977	391,233
Series 2012-86, Class VC (USD), 3.50%, 08/25/2025	465,217	507,749
Series 2012-93, Class VK (USD), 3.50%, 09/25/2025	175,387	190,954
Pool # AK6769 (USD), 3.50%, 03/01/2027	369,563	396,933
Pool # AK6972 (USD), 3.50%, 03/01/2027	267,671	288,131
Pool # AL1862 (USD), 3.00%, 04/01/2027	224,682	238,970

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Pool # AO3007 (USD), 3.50%, 05/01/2027	$288,718	$310,101
Pool # AP5191 (USD), 3.00%, 09/01/2027	282,827	301,255
Pool # AB7142 (USD), 2.50%, 12/01/2027	572,209	596,170
Series 2012-84, Class QG (USD), 3.00%, 09/25/2031	410,114	430,378
Pool # AB5959 (USD), 3.00%, 08/01/2032	243,447	253,443
Pool # AP2109 (USD), 4.00%, 08/01/2032	290,641	318,926
Series 2012-137, Class WP (USD), 4.50%, 12/25/2032	308,067	354,696
Series 2012-147, Class WN (USD), 4.50%, 01/25/2033	601,838	682,546
Pool # 555424 (USD), 5.50%, 05/01/2033	353,378	387,878
Pool # 357632 (USD), 5.50%, 10/01/2034	148,068	161,783
Pool # 190354 (USD), 5.50%, 12/01/2034	371,191	405,574
Pool # 889050 (USD), 6.00%, 05/01/2037	649,674	723,496
Pool # AL2627 (USD), 5.00%, 07/01/2037	894,432	971,273
Pool # 995050 (USD), 6.00%, 09/01/2037	179,558	196,471
Pool # 995049 (USD), 5.50%, 02/01/2038	205,971	224,792
Series 2011-76, Class PB (USD), 2.50%, 04/25/2039	327,625	341,019
Pool # AC8518 (USD), 5.00%, 12/01/2039	311,036	343,589
Series 2011-2, Class PD (USD), 4.00%, 12/25/2039	185,000	198,249
Series 2011-2, Class PL (USD), 4.00%, 02/25/2041	320,000	348,232
Series 2011-6, Class PH (USD), 4.00%, 02/25/2041	420,000	450,004
Series 2012-21, Class PJ (USD), 4.00%, 03/25/2041	357,197	388,439
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	473,536	513,187
Pool # AI0036 (USD), 4.50%, 07/01/2041	391,615	422,311
Pool # AI5595 (USD), 5.00%, 07/01/2041	267,857	293,799
Pool # AL0825 (USD), 3.28%, 09/01/2041 (b)	451,268	474,095
Series 2012-38, Class PA (USD), 2.00%, 09/25/2041	363,959	369,699
Pool # AJ1472 (USD), 4.00%, 10/01/2041	208,318	225,315
Pool # AJ7686 (USD), 4.00%, 12/01/2041	470,446	512,847
Pool # AK2818 (USD), 4.50%, 01/01/2042	176,048	192,818
Pool # AK3774 (USD), 4.00%, 03/01/2042	267,437	289,508
Pool # AK4827 (USD), 3.50%, 04/01/2042	388,646	410,627
Pool # AO1877 (USD), 3.50%, 04/01/2042	262,671	277,527
Pool # AK7900 (USD), 4.00%, 04/01/2042	349,228	377,975
Pool # AO1797 (USD), 4.50%, 06/01/2042	435,195	480,459
Pool # AO8034 (USD), 3.50%, 07/01/2042	785,827	831,007
Pool # AO8719 (USD), 3.50%, 07/01/2042	447,265	473,534
Pool # AO9950 (USD), 4.00%, 07/01/2042	435,595	476,489
Pool # AO9937 (USD), 4.50%, 07/01/2042	508,304	560,536
Pool # AB6228 (USD), 3.50%, 09/01/2042	760,640	803,659
Pool # AP3966 (USD), 3.50%, 09/01/2042	352,253	374,982
Pool # AB6250 (USD), 4.00%, 09/01/2042	391,947	421,026
Series 2013-12, Class UA (USD), 2.50%, 09/25/2042	575,000	596,023
Pool # AI9139 (USD), 3.00%, 11/01/2042	427,816	444,847
Pool # AB6935 (USD), 3.50%, 11/01/2042	323,494	346,137
Pool # AQ6196 (USD), 3.50%, 11/01/2042	274,156	291,846
Pool # AB7120 (USD), 3.00%, 12/01/2042	647,544	670,895
Pool # AB7317 (USD), 4.00%, 12/01/2042	358,882	396,724
Pool # AR1183 (USD), 3.00%, 01/01/2043	499,115	516,334
Pool # AR3390 (USD), 3.00%, 01/01/2043	440,000	455,454
TBA (USD), 3.00%, 02/01/2043	430,000	444,042
Series 2013-2, Class NP (USD), 2.00%, 02/25/2043	385,000	391,166
Series 2009-85, Class LC (USD), 4.50%, 10/25/2049	445,000	480,575
FREMF Mortgage Trust, Series 2011-K703, Class B (USD), 4.89%, 07/25/2044 (a)(b)	110,000	120,447
Government National Mortgage Association
Pool # 783356 (USD), 6.00%, 06/20/2041	132,566	149,099
Pool # AP9907 (USD), 3.50%, 10/01/2042	507,488	540,234

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Tennessee Valley Authority (USD), 3.50%, 12/15/2042	$800,000	$765,066

		41,643,737

Total U.S. Agencies		41,643,737

U.S. TREASURIES (12.1%)
UNITED STATES (12.1%)
U.S. Treasury Bond (USD), 2.75%, 08/15/2042	2,426,000	2,234,196
U.S. Treasury Bonds (USD), 6.25%, 08/15/2023	335,000	470,204
U.S. Treasury Notes
(USD), 0.50%, 05/31/2013 (d)	50,000	50,066
(USD), 0.13%, 12/31/2014	5,232,000	5,218,512
(USD), 0.38%, 01/15/2016	626,000	625,462
(USD), 0.88%, 01/31/2018	2,245,000	2,244,300
(USD), 1.63%, 11/15/2022	1,632,000	1,579,980

		12,422,720

Total U.S. Treasuries		12,422,720

REPURCHASE AGREEMENT (3.1%)
UNITED STATES (3.1%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $3,222,001, collateralized by a U.S. Treasury Note, maturing 08/31/2017; market value of $3,288,475	3,222,000	3,222,000

Total Repurchase Agreement		3,222,000

Total Investments (Cost $102,974,197) (e)—102.1%		104,620,465

Liabilities in excess of other assets—(2.1)%		(2,198,652)

Net Assets—100.0%		$102,421,813

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2013.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

MTN	Medium Term Note
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

At January 31, 2013, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-5 year	UBS	(17)	03/28/2013	$9,179
United States Treasury Bond 6%-30 year	UBS	(3)	03/19/2013	(757)

				$8,422

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (18.9%)
BRAZIL (2.0%)
Commercial Banks (0.9%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$170,000	$96,681

Engineering & Construction (1.1%)
Odebrecht Finance Ltd. (USD), 7.50%, 09/14/2015 (a)(b)	100,000	107,750

		204,431

CAYMAN ISLANDS (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Petrobras International Finance Co.—Pifco (USD), 6.88%, 01/20/2040	80,000	94,554

CHILE (0.2%)
Electric Utilities (0.2%)
AES Gener SA (USD), 5.25%, 08/15/2021 (a)	20,000	22,397

CHINA (2.7%)
Chemicals (1.6%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/2014	1,000,000	159,157

Real Estate Management & Development (1.1%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	100,000	111,484

		270,641

COLOMBIA (0.6%)
Commercial Banks (0.6%)
Bancolombia SA (USD), 5.13%, 09/11/2022	60,000	62,100

INDIA (2.0%)
Commercial Banks (2.0%)
Export-Import Bank of India (USD), EMTN, 4.00%, 08/07/2017 (a)	200,000	207,680

INDONESIA (1.1%)
Coal (1.1%)
Adaro Indonesia PT (USD), 7.63%, 10/22/2019 (a)	100,000	110,000

MEXICO (4.5%)
Building Materials (0.5%)
Desarrolladora Homex SAB de CV (USD), 9.75%, 03/25/2020 (a)	50,000	52,000

Home Builders (0.5%)
Servicios Corporativos Javer SAPI de CV (USD), 9.88%, 04/06/2021 (a)	50,000	51,125

Oil & Gas (3.5%)
Pemex Project Funding Master Trust (USD), 6.63%, 06/15/2038	210,000	253,575
Petroleos Mexicanos
(USD), 5.50%, 01/21/2021	40,000	45,900
(USD), 3.50%, 01/30/2023 (a)	60,000	58,800

		358,275

		461,400

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

RUSSIA (4.2%)
Commercial Banks (4.2%)
Alfa Bank OJSC Via Alfa Bond Issuance PLC (USD), 7.88%, 09/25/2017 (a)	$100,000	$113,250
Russian Agricultural Bank OJSC Via RSHB Capital SA (RUB), 7.50%, 03/25/2013 (a)	9,300,000	310,339

		423,589

VENEZUELA (0.7%)
Oil & Gas (0.7%)
Petroleos de Venezuela SA (USD), 8.50%, 11/02/2017 (a)	70,000	68,600

Total Corporate Bonds		1,925,392

GOVERNMENT BONDS (72.4%)
ARGENTINA (1.4%)
Argentine Republic Government International Bond
Series 1 (USD), 8.75%, 06/02/2017	170,000	134,725
(EUR), 7.82%, 12/31/2033	6,720	5,338

		140,063

BRAZIL (4.5%)
Banco Nacional de Desenvolvimento Economico e Social (USD), 6.37%, 06/16/2018 (a)	240,000	283,200
Brazilian Government International Bond (BRL), 12.50%, 01/05/2022	250,000	179,213

		462,413

CHINA (1.0%)
China Development Bank (CNH), 2.70%, 11/11/2013	630,000	101,517

CROATIA (2.1%)
Croatia Government International Bond (USD), 6.25%, 04/27/2017 (a)	200,000	220,000

DOMINICAN REPUBLIC (1.7%)
Dominican Republic International Bond (USD), 7.50%, 05/06/2021 (a)	150,000	171,000

EL SALVADOR (0.6%)
El Salvador Government International Bond (USD), 8.25%, 04/10/2032 (a)	50,000	63,250

GEORGIA (2.3%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	200,000	236,000

INDONESIA (1.2%)
Indonesia Government International Bond (USD), 6.88%, 01/17/2018 (a)	100,000	120,370

LATVIA (1.9%)
Republic of Latvia (USD), 2.75%, 01/12/2020 (a)	200,000	195,500

LITHUANIA (3.0%)
Lithuania Government International Bond (USD), 6.63%, 02/01/2022 (a)	250,000	311,250

MALAYSIA (1.9%)
Malaysia Government Bond, Series 0509 (MYR), 3.21%, 05/31/2013	610,000	196,424

MEXICO (7.8%)
Mexico Fixed Rate Bonds
Series M10 (MXN), 8.00%, 12/17/2015	3,800,000	326,213
Series M10 (MXN), 8.50%, 12/13/2018	450,000	42,218
Mexico Government International Bond (USD), 6.05%, 01/11/2040	340,000	425,850

		794,281

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

MONGOLIA (1.9%)
Mongolia Government International Bond (USD), 5.13%, 12/05/2022 (a)	$200,000	$192,000

PAKISTAN (0.9%)
Pakistan Government International Bond (USD), 6.88%, 06/01/2017 (a)	100,000	89,750

PERU (1.7%)
Peru Government Bond (PEN), 7.84%, 08/12/2020	350,000	170,700

PHILIPPINES (1.0%)
Philippine Government International Bond (USD), 9.38%, 01/18/2017	80,000	104,700

ROMANIA (2.5%)
Romanian Government International Bond (USD), 6.75%, 02/07/2022 (a)	210,000	252,836

RUSSIA (5.2%)
Russian Foreign Bond—Eurobond (USD), 7.50%, 03/31/2030 (a)(c)	426,250	532,812

SERBIA (3.9%)
Republic of Serbia (USD), 7.25%, 09/28/2021 (a)	340,000	395,250

SOUTH AFRICA (6.0%)
South Africa Government Bond
Series R203 (ZAR), 8.25%, 09/15/2017	2,760,000	339,090
Series R213 (ZAR), 7.00%, 02/28/2031	240,000	24,555
South Africa Government International Bond (USD), 5.88%, 05/30/2022	210,000	249,375

		613,020

TURKEY (5.5%)
Export Credit Bank of Turkey (USD), 5.88%, 04/24/2019 (a)	200,000	223,500
Turkey Government International Bond (USD), 6.25%, 09/26/2022	280,000	341,600

		565,100

UNITED ARAB EMIRATES (5.2%)
Emirate of Dubai Government International Bonds (USD), EMTN, 7.75%, 10/05/2020 (a)	420,000	530,250

URUGUAY (2.2%)
Uruguay Government International Bond (UYU), 4.25%, 04/05/2027 (d)	2,300,000	225,062

VENEZUELA (5.9%)
Venezuela Government International Bond (USD), 12.75%, 08/23/2022 (a)	500,000	600,000

VIETNAM (1.1%)
Vietnam Government International Bond (USD), 6.88%, 01/15/2016 (a)	100,000	110,000

Total Government Bonds		7,393,548

REPURCHASE AGREEMENT (4.1%)
UNITED STATES (4.1%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $419,000, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $427,850	419,000	419,000

Total Repurchase Agreement		419,000

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

Total Investments (Cost $9,643,070) (e)—95.4%	$9,737,940

Other assets in excess of liabilities—4.6%	467,371

Net Assets—100.0%	$10,205,311

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2013.
(d)	Inflation linked security.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
EMTN	Euro Medium Term Note
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At January 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
03/04/2013	Royal Bank of Scotland	BRL	21,000	USD	10,286	$10,515	$229
Indian Rupee/United States Dollar
03/04/2013	JPMorgan Chase	INR	10,798,000	USD	193,808	201,898	8,090
Mexican Peso/United States Dollar
04/19/2013	Deutsche Bank	MXN	246,000	USD	19,243	19,208	(35)
South African Rand/United States Dollar
04/19/2013	Barclays Bank	ZAR	911,000	USD	102,678	100,831	(1,847)
04/19/2013	UBS	ZAR	381,000	USD	42,406	42,170	(236)
South Korean Won/United States Dollar
03/04/2013	UBS	KRW	219,384,000	USD	201,713	201,320	(393)

						$575,942	$5,808

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
03/04/2013	Royal Bank of Scotland	USD	194,735	BRL	398,000	$199,284	$(4,549)
03/04/2013	UBS	USD	84,247	BRL	179,000	89,628	(5,381)
United States Dollar/Mexican Peso
04/19/2013	JPMorgan Chase	USD	57,523	MXN	734,000	57,311	212

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

United States Dollar/South African Rand
04/19/2013	UBS	USD	314,911	ZAR	2,829,000	$313,120	$1,791

						$659,343	$(7,927)

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (14.8%)
BRAZIL (5.0%)
Commercial Banks (5.0%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$965,000	$548,805
Banco Votorantim SA (BRL), EMTN, 6.25%, 05/16/2016 (a)(b)	2,350,000	1,395,827

		1,944,632

MEXICO (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/2020	9,300,000	874,982

RUSSIA (5.3%)
Oil, Gas & Consumable Fuels (2.4%)
Gazprom OAO Via RBS AG (USD), 9.63%, 03/01/2013 (a)	920,000	924,857

Transportation (2.9%)
RZD Capital Ltd. (RUB), 8.30%, 04/02/2019 (a)	32,400,000	1,130,848

		2,055,705

THAILAND (2.3%)
Commercial Banks (2.3%)
Bank of Thailand, Series 3YR (THB), 3.40%, 09/08/2014	26,200,000	885,642

Total Corporate Bonds		5,760,961

GOVERNMENT BONDS (79.1%)
ARGENTINA (2.3%)
Republic of Argentina, Series VII (USD), 7.00%, 09/12/2013	900,000	903,600

BRAZIL (4.3%)
Brazilian Government International Bond
(BRL), 12.50%, 01/05/2022	1,580,000	1,132,623
(BRL), 10.25%, 01/10/2028	840,000	529,390

		1,662,013

HUNGARY (3.7%)
Hungary Government Bond
Series 15\C (HUF), 7.75%, 08/24/2015	278,200,000	1,361,827
Series 22\A (HUF), 7.00%, 06/24/2022	14,000,000	68,008

		1,429,835

INDONESIA (6.3%)
Indonesia Treasury Bond
Series FR48 (IDR), 9.00%, 09/15/2018	1,880,000,000	231,098
Series FR53 (IDR), 8.25%, 07/15/2021	365,000,000	44,927
Series FR43 (IDR), 10.25%, 07/15/2022	3,494,000,000	483,580
Series FR59 (IDR), 7.00%, 05/15/2027	2,833,000,000	313,108
Series FR54 (IDR), 9.50%, 07/15/2031	9,556,000,000	1,306,164
Series FR58 (IDR), 8.25%, 06/15/2032	450,000,000	55,014

		2,433,891

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

MALAYSIA (4.6%)
Malaysia Government Bond
Series 0511 (MYR), 3.58%, 09/28/2018	$890,000	$290,155
Series 0111 (MYR), 4.16%, 07/15/2021	2,700,000	906,199
Series 0112 (MYR), 3.42%, 08/15/2022	1,900,000	606,889

		1,803,243

MEXICO (10.3%)
Mexico Fixed Rate Bonds
Series M10 (MXN), 8.00%, 12/17/2015	8,400,000	721,102
Series M10 (MXN), 7.25%, 12/15/2016	7,000,000	600,497
Series M10 (MXN), 8.50%, 12/13/2018	5,800,000	544,146
Series M (MXN), 8.00%, 06/11/2020	5,100,000	480,559
Series M20 (MXN), 10.00%, 12/05/2024	3,800,000	425,705
Series M20 (MXN), 7.50%, 06/03/2027	13,050,000	1,222,237

		3,994,246

NIGERIA (2.9%)
Nigeria Government Bond (NGN), 15.10%, 04/27/2017	152,900,000	1,111,116

PERU (1.5%)
Peru Government Bond (PEN), 7.84%, 08/12/2020	1,180,000	575,504

POLAND (9.1%)
Poland Government Bond
Series 0413 (PLN), 5.25%, 04/25/2013	2,300,000	746,764
Series 0416 (PLN), 5.00%, 04/25/2016	800,000	271,920
Series 1017 (PLN), 5.25%, 10/25/2017	2,680,000	936,682
Series 1020 (PLN), 5.25%, 10/25/2020	1,170,000	418,652
Series 1021 (PLN), 5.75%, 10/25/2021	2,800,000	1,034,602
Series 0922 (PLN), 5.75%, 09/23/2022	400,000	148,984

		3,557,604

RUSSIA (4.7%)
Russian Foreign Bond—Eurobond (RUB), 7.85%, 03/10/2018 (a)	50,000,000	1,811,359

SOUTH AFRICA (11.7%)
Eskom Holdings Ltd., Series E170 (ZAR), 13.50%, 08/01/2021	4,500,000	703,517
South Africa Government Bond
Series 157 (ZAR), 13.50%, 09/15/2015	1,450,000	193,923
Series R203 (ZAR), 8.25%, 09/15/2017	3,900,000	479,148
Series 204 (ZAR), 8.00%, 12/21/2018	1,300,000	159,221
Series R207 (ZAR), 7.25%, 01/15/2020	9,400,000	1,102,700
Series R186 (ZAR), 10.50%, 12/21/2026	7,900,000	1,123,388
Series R213 (ZAR), 7.00%, 02/28/2031	7,650,000	782,695

		4,544,592

THAILAND (4.8%)
Thailand Government Bond
(THB), 3.25%, 06/16/2017	10,200,000	343,362
(THB), 2.80%, 10/10/2017	24,800,000	817,550
(THB), 3.45%, 03/08/2019	12,200,000	411,598
Series ILB (THB), 1.20%, 07/14/2021 (b)	8,926,112	306,264

		1,878,774

TURKEY (11.0%)
Turkey Government Bond

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Series CPI (TRY), 7.00%, 10/01/2014 (b)	$298,443	$188,696
(TRY), 10.00%, 06/17/2015	2,400,000	1,483,326
(TRY), 9.00%, 01/27/2016	1,640,000	1,005,214
(TRY), 10.50%, 01/15/2020	1,070,000	739,798
Series CPI (TRY), 4.00%, 04/01/2020 (b)	1,248,061	861,490

		4,278,524

URUGUAY (1.9%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (b)	10,579,282	646,444
(UYU), 4.25%, 04/05/2027 (b)	1,685,915	105,947

		752,391

Total Government Bonds		30,736,692

REPURCHASE AGREEMENT (6.4%)
UNITED STATES (6.4%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $2,467,001, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $2,517,350	2,467,000	2,467,000

Total Repurchase Agreement		2,467,000

Total Investments (Cost $38,067,765) (c)—100.3%		38,964,653

Liabilities in excess of other assets—(0.3)%		(106,219)

Net Assets—100.0%		$38,858,434

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Inflation linked security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
EMTN	Euro Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

At January 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
03/04/2013	JPMorgan Chase	BRL	399,000	USD	191,430	$199,785	$8,355
03/04/2013	Royal Bank of Scotland	BRL	265,000	USD	126,281	132,689	6,408
03/04/2013	UBS	BRL	1,657,000	USD	779,875	829,682	49,807
Hungarian Forint/United States Dollar
04/19/2013	Deutsche Bank	HUF	16,825,000	USD	75,378	77,411	2,033
Indian Rupee/United States Dollar
03/04/2013	Deutsche Bank	INR	2,488,000	USD	46,245	46,520	275
03/04/2013	JPMorgan Chase	INR	32,324,000	USD	580,167	604,385	24,218
03/04/2013	Royal Bank of Scotland	INR	4,788,000	USD	86,740	89,525	2,785
03/04/2013	UBS	INR	2,127,000	USD	38,451	39,770	1,319
Indonesian Rupiah/United States Dollar
03/04/2013	JPMorgan Chase	IDR	4,739,655,000	USD	485,123	485,173	50
03/04/2013	Royal Bank of Scotland	IDR	4,930,162,000	USD	507,208	504,674	(2,534)
Malaysian Ringgit/United States Dollar
03/04/2013	Barclays Bank	MYR	6,179,000	USD	2,022,255	1,984,977	(37,278)
03/04/2013	JPMorgan Chase	MYR	979,000	USD	319,831	314,500	(5,331)
03/04/2013	Royal Bank of Scotland	MYR	778,000	USD	254,109	249,929	(4,180)
Mexican Peso/United States Dollar
04/19/2013	Royal Bank of Scotland	MXN	9,442,000	USD	740,914	737,234	(3,680)
New Russian Ruble/United States Dollar
03/04/2013	Barclays Bank	RUB	44,110,000	USD	1,405,448	1,463,294	57,846
03/04/2013	JPMorgan Chase	RUB	16,817,000	USD	541,473	557,883	16,410
03/04/2013	Royal Bank of Scotland	RUB	5,283,000	USD	168,592	175,257	6,665
Polish Zloty/United States Dollar
04/19/2013	Citibank	PLN	1,580,000	USD	501,776	507,629	5,853
South African Rand/United States Dollar
04/19/2013	Barclays Bank	ZAR	3,682,000	USD	414,995	407,532	(7,463)
04/19/2013	UBS	ZAR	551,000	USD	61,328	60,986	(342)
South Korean Won/United States Dollar
03/04/2013	Deutsche Bank	KRW	56,574,000	USD	52,866	51,916	(950)
03/04/2013	UBS	KRW	346,631,000	USD	318,711	318,090	(621)
Thai Baht/United States Dollar
04/19/2013	Royal Bank of Scotland	THB	7,467,000	USD	250,035	249,497	(538)
04/19/2013	UBS	THB	9,101,000	USD	304,017	304,095	78
Turkish Lira/United States Dollar
04/19/2013	UBS	TRY	1,346,000	USD	754,992	758,277	3,285

						$11,150,710	$122,470

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
03/04/2013	Deutsche Bank	USD	303,223	BRL	622,000	$311,444	$(8,221)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

03/04/2013	Royal Bank of Scotland	USD	451,286	BRL	923,000	$462,159	$(10,873)
United States Dollar/Hungarian Forint
04/19/2013	Royal Bank of Scotland	USD	148,465	HUF	33,043,000	152,029	(3,564)
United States Dollar/Indonesian Rupiah
03/04/2013	Royal Bank of Scotland	USD	66,622	IDR	643,770,000	65,899	723
United States Dollar/Malaysian Ringgit
03/04/2013	JPMorgan Chase	USD	650,381	MYR	1,977,000	635,103	15,278
United States Dollar/Mexican Peso
04/19/2013	Citibank	USD	179,463	MXN	2,300,000	179,585	(122)
04/19/2013	Credit Suisse	USD	111,976	MXN	1,435,000	112,045	(69)
United States Dollar/New Russian Ruble
03/04/2013	Barclays Bank	USD	217,673	RUB	6,725,000	223,094	(5,421)
United States Dollar/Peruvian Nuevo Sol
03/04/2013	UBS	USD	532,227	PEN	1,379,000	534,310	(2,083)
United States Dollar/Polish Zloty
04/19/2013	Credit Suisse	USD	660,507	PLN	2,076,000	666,987	(6,480)
04/19/2013	Morgan Stanley	USD	415,725	PLN	1,294,000	415,742	(17)
United States Dollar/South African Rand
04/19/2013	Citibank	USD	541,335	ZAR	4,867,000	538,690	2,645
United States Dollar/Thai Baht
04/19/2013	Royal Bank of Scotland	USD	1,873,082	THB	55,969,000	1,870,110	2,972
United States Dollar/Turkish Lira
04/19/2013	Citibank	USD	1,245,078	TRY	2,218,000	1,249,523	(4,445)
04/19/2013	HSBC	USD	393,197	TRY	701,000	394,912	(1,715)
04/19/2013	Royal Bank of Canada	USD	135,794	TRY	243,000	136,895	(1,101)

						$7,948,527	$(22,493)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (0.4%)
UNITED STATES (0.4%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	$49,250	$55,586
Santander Drive Auto Receivables Trust, Series 2013-1, Class C (USD), 1.76%, 01/15/2019	7,000	7,025
World Financial Network Credit Card Master Trust, Series 2010-A, Class M (USD), 5.20%, 04/15/2019	45,000	48,899

		111,510

Total Asset-Backed Securities		111,510

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
UNITED STATES (1.3%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/2029 (a)(b)	100,000	100,056
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/2041 (b)	25,000	28,031
Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/2042	18,810	19,546
Series 2007-PW17, Class AMFL (USD), 0.87%, 06/11/2050 (a)(b)	25,000	23,356
Citigroup Commercial Mortgage Trust
Series 2005-CD1, Class AM (USD), 5.22%, 07/15/2044 (b)	10,000	11,031
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	10,000	11,255
Series 2007-C6, Class AM (USD), 5.70%, 12/10/2049 (b)	20,000	22,675
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM (USD), 5.65%, 12/10/2049 (b)	20,000	22,861
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/2049	20,000	22,686
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM (USD), 5.87%, 07/10/2038 (b)	25,000	28,054
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB (USD), 5.81%, 06/15/2049 (b)	41,079	44,873
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS (USD), 3.21%, 02/15/2046	10,000	10,184
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM (USD), 5.34%, 11/15/2048	10,000	11,258
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS (USD), 3.54%, 10/15/2045	10,000	10,480

		366,346

Total Commercial Mortgage-Backed Securities		366,346

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.0%)
UNITED STATES (2.0%)
BCAP LLC Trust
Series 2009-RR2, Class A1 (USD), 2.85%, 01/21/2038 (a)(b)	78,846	79,656
Series 2009-RR4, Class 3A1 (USD), 2.38%, 04/26/2037 (a)(b)	28,913	28,621
Series 2009-RR6, Class 3A1 (USD), 2.88%, 12/26/2037 (a)(b)	47,131	46,702
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/2036 (a)	33,574	33,575
Series 2009-2R, Class 2A5 (USD), 2.50%, 06/26/2037 (a)(b)	34,317	34,276
Series 2009-3R, Class 28A1 (USD), 3.00%, 08/27/2037 (a)(b)	15,633	15,570
Series 2009-3R, Class 30A1 (USD), 4.85%, 07/27/2037 (a)(b)	40,207	40,703

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

Series 2009-8R, Class 5A1 (USD), 5.66%, 05/26/2037 (a)(b)	$65,733	$69,685
JP Morgan Re-Remic
Series 2009-7, Class 14A1 (USD), 2.56%, 07/27/2037 (a)(b)	42,492	41,987
Series 2009-7, Class 17A1 (USD), 5.88%, 07/27/2037 (a)(b)	53,356	54,007
Series 2009-7, Class 1A1 (USD), 2.91%, 08/27/2037 (a)(b)	36,401	36,627
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	52,729	53,994
Series 2009-8, Class A1 (USD), 5.84%, 04/20/2036 (a)(b)	40,982	42,116

		577,519

Total Residential Mortgage-Backed Securities		577,519

CORPORATE BONDS (30.9%)
AUSTRALIA (0.9%)
Commercial Banks (0.4%)
Commonwealth Bank of Australia (USD), 3.25%, 03/17/2016 (a)	100,000	106,640

Diversified Telecommunication Services (0.5%)
Telstra Corp. Ltd. (EUR), EMTN, 3.50%, 09/21/2022 (a)	100,000	146,475

		253,115

AUSTRIA (0.9%)
Commercial Banks (0.4%)
Oesterreichische Postsparkasse AG (GBP), EMTN, 6.13%, 10/20/2014	67,000	113,326

Diversified Telecommunication Services (0.5%)
Telekom Finanzmanagement GmbH (EUR), 6.38%, 01/29/2016 (a)	100,000	152,867

		266,193

BELGIUM (0.3%)
Beverages (0.3%)
Anheuser-Busch InBev NV (EUR), EMTN, 4.00%, 04/26/2018 (a)	50,000	75,738

CAYMAN ISLANDS (1.1%)
Investment Companies (0.7%)
IPIC GMTN Ltd. (USD), MTN, 1.75%, 11/30/2015 (a)	200,000	200,000

Iron/Steel (0.4%)
Vale Overseas Ltd. (USD), 6.25%, 01/23/2017	100,000	114,028

		314,028

FRANCE (2.6%)
Commercial Banks (2.0%)
BPCE SA (EUR), EMTN, 1.75%, 03/14/2016	100,000	136,473
Societe Generale SA (EUR), EMTN, 3.75%, 03/01/2017 (a)	100,000	145,892
Societe Generale SFH
(EUR), EMTN, 3.25%, 06/06/2016 (a)	100,000	145,439
(EUR), EMTN, 2.88%, 03/14/2019	100,000	144,778

		572,582

Government Agency (0.4%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/2016 (b)(c)	100,000	126,615

Insurance (0.2%)
Groupama SA (EUR), 4.38%, 07/06/2015 (b)(c)	50,000	46,114

		745,311

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

GERMANY (0.5%)
Chemicals (0.5%)
BASF SE, Series 10Y (EUR), 2.00%, 12/05/2022	$100,000	$132,276

ISRAEL (0.5%)
Pharmaceutical (0.5%)
Teva Pharmaceutical Finance IV BV (EUR), EMTN, 2.88%, 04/15/2019	100,000	141,161

LUXEMBOURG (0.6%)
Diversified Telecommunication Services (0.5%)
SES SA (EUR), EMTN, 4.63%, 03/09/2020 (a)	80,000	124,438

Miscellaneous Manufacturing (0.1%)
Pentair Finance SA (USD), 1.88%, 09/15/2017 (a)	38,000	37,821

		162,259

NETHERLANDS (2.3%)
Auto Manufacturers (0.3%)
BMW Finance NV (GBP), EMTN, 3.38%, 12/14/2018 (a)	48,000	80,367

Commercial Banks (1.0%)
ABN Amro Bank (USD), 4.25%, 02/02/2017 (a)	200,000	216,874
ING Bank NV (EUR), EMTN, 6.13%, 05/29/2023 (b)	50,000	74,552

		291,426

Diversified Telecommunication Services (0.5%)
Koninklijke KPN (EUR), EMTN, 4.25%, 03/01/2022 (a)	100,000	141,062

Oil, Gas & Consumable Fuels (0.5%)
Shell International Finance BV (USD), 2.25%, 01/06/2023	140,000	135,080

		647,935

NORWAY (0.7%)
Commercial Banks (0.7%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (a)	200,000	212,066

PANAMA (0.1%)
Leisure Time (0.1%)
Carnival Corp. (USD), 1.20%, 02/05/2016	18,000	17,996

REPUBLIC OF IRELAND (0.4%)
Diversified Financial Services (0.4%)
GE Capital UK Funding (GBP), EMTN, 4.38%, 07/31/2019 (a)	72,000	124,088

REPUBLIC OF SOUTH KOREA (0.7%)
Commercial Banks (0.7%)
Korea Development Bank (USD), 1.00%, 01/22/2016	200,000	198,665

SPAIN (1.5%)
Commercial Banks (0.8%)
Caja de Ahorros y Monte de Piedad de Gipuzkoa y San Sebastian (EUR), 4.38%, 11/05/2014	150,000	209,547

Insurance (0.2%)
Mapfre SA (EUR), 5.92%, 07/24/2037 (b)	50,000	57,707

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

Software (0.5%)
Amadeus Capital Markets SA (EUR), EMTN, 4.88%, 07/15/2016	$100,000	$146,116

		413,370

SUPRANATIONAL (0.4%)
Supranational (0.4%)
Eurofima (AUD), MTN, 6.00%, 03/30/2022	90,000	101,085

UNITED KINGDOM (5.8%)
Commercial Banks (3.9%)
Abbey National Treasury Services PLC (EUR), EMTN, 3.13%, 06/30/2015 (a)	100,000	140,173
Barclays Bank PLC (EUR), EMTN, 6.00%, 01/14/2021 (a)	50,000	73,636
Co-Operative Bank PLC (EUR), EMTN, 2.38%, 10/23/2015 (a)	200,000	270,819
Lloyds TSB Bank PLC
(EUR), EMTN, 4.63%, 02/02/2017 (a)	100,000	150,854
(EUR), EMTN, 4.13%, 04/06/2017	100,000	148,701
Royal Bank of Scotland Group PLC
(EUR), EMTN, 5.25%, 05/15/2013	100,000	137,493
(USD), 2.55%, 09/18/2015	54,000	55,676
Royal Bank of Scotland PLC (CAD), EMTN, 5.88%, 05/12/2016	106,000	114,416

		1,091,768

Diversified Financial Services (0.6%)
Nationwide Building Society
(EUR), EMTN, 3.75%, 01/20/2015	50,000	71,063
(EUR), EMTN, 6.75%, 07/22/2020	60,000	93,905

		164,968

Food & Staples (0.5%)
Tesco PLC (EUR), EMTN, 5.88%, 09/12/2016	100,000	156,850

Insurance (0.3%)
Aviva PLC (EUR), EMTN, 6.88%, 05/22/2038 (b)	50,000	73,321

Oil, Gas & Consumable Fuels (0.5%)
BP Capital Markets PLC (EUR), EMTN, 2.18%, 02/16/2016 (a)	100,000	139,584

		1,626,491

UNITED STATES (11.6%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (USD), 2.25%, 11/15/2017	50,000	49,568

Chemicals (0.2%)
Dow Chemical Co. (USD), 4.38%, 11/15/2042	60,000	57,220

Commercial Banks (2.4%)
Bank of America Corp.
(USD), MTN, 2.00%, 01/11/2018	80,000	79,396
(USD), MTN, 3.30%, 01/11/2023	35,000	34,518
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	80,000	79,654
Citigroup, Inc.
(USD), 2.65%, 03/02/2015	120,000	123,081
(USD), 4.50%, 01/14/2022	30,000	32,852
First Tennessee Bank
(USD), 4.00%, 02/01/2033	20,000	22,100
(USD), 4.00%, 02/02/2033	20,000	22,150
JPMorgan Chase & Co.

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

(USD), 3.45%, 03/01/2016	$115,000	$122,587
(USD), 1.80%, 01/25/2018	60,000	59,796
(USD), 3.20%, 01/25/2023	62,000	61,607
(USD), 5.40%, 01/06/2042	40,000	46,843

		684,584

Commercial Services & Supplies (0.4%)
Block Financial LLC (USD), 5.50%, 11/01/2022	29,000	29,811
Catholic Health Initiatives (USD), 1.60%, 11/01/2017	72,000	72,453

		102,264

Diversified Financial Services (2.3%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/2019 (a)	58,000	68,748
ERAC USA Finance LLC (USD), 6.20%, 11/01/2016 (a)	45,000	52,208
General Electric Capital Corp.
(USD), GMTN, 1.60%, 11/20/2017	115,000	114,725
(USD), MTN, 3.10%, 01/09/2023	90,000	88,898
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	50,000	59,497
International Lease Finance Corp. (USD), 6.50%, 09/01/2014 (a)	70,000	74,725
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	20,000	20,480
Toyota Motor Credit Corp. (USD), 0.88%, 07/17/2015	158,000	158,824

		638,105

Diversified Telecommunication Services (0.5%)
Juniper Networks, Inc. (USD), 5.95%, 03/15/2041	15,000	16,858
SBA Tower Trust (USD), 2.93%, 12/15/2042 (a)	75,000	77,410
Verizon Communications, Inc. (USD), 3.85%, 11/01/2042	55,000	50,314

		144,582

Electric Utilities (0.2%)
American Electric Power Co., Inc. (USD), 1.65%, 12/15/2017	32,000	31,982
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	35,000	37,275

		69,257

Electronics (0.2%)
Jabil Circuit, Inc. (USD), 5.63%, 12/15/2020	40,000	43,400

Energy Equipment & Services (0.9%)
El Paso Pipeline Partners Operating Co. LLC
(USD), 5.00%, 10/01/2021	30,000	33,287
(USD), 4.70%, 11/01/2042	46,000	43,777
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	55,816
Enterprise Products Operating LLC (USD), 4.45%, 02/15/2043	60,000	57,006
Sunoco Logistics Partners Operations LP (USD), 3.45%, 01/15/2023	30,000	29,614
Williams Cos., Inc. (USD), 3.70%, 01/15/2023	46,000	45,300

		264,800

Food & Staples (0.3%)
CVS Caremark Corp. (USD), 5.75%, 05/15/2041	75,000	90,813

Healthcare Products (0.3%)
Boston Scientific Corp. (USD), 6.00%, 01/15/2020	65,000	75,221

Healthcare Providers & Services (0.2%)
Aetna, Inc. (USD), 4.13%, 11/15/2042	43,000	41,086
Humana, Inc. (USD), 6.30%, 08/01/2018	25,000	29,407

		70,493

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

Information Technology Services (0.2%)
Affiliated Computer Services, Inc. (USD), 5.20%, 06/01/2015	$50,000	$53,836

Insurance (0.6%)
American International Group, Inc. (USD), 4.88%, 09/15/2016	55,000	61,430
Liberty Mutual Group, Inc. (USD), 6.50%, 05/01/2042 (a)	50,000	55,933
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/2039 (a)	41,000	59,154

		176,517

Media (1.0%)
CBS Corp. (USD), 8.88%, 05/15/2019	45,000	60,536
Comcast Corp. (USD), 4.50%, 01/15/2043	63,000	61,839
NBCUniversal Media LLC (USD), 4.38%, 04/01/2021	82,000	90,319
Time Warner Cable, Inc. (USD), 5.88%, 11/15/2040	55,000	60,904

		273,598

Oil & Gas Services (0.2%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	65,000	65,442

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/2017	40,000	47,396
Rowan Cos., Inc. (USD), 7.88%, 08/01/2019	20,000	25,090

		72,486

Paper & Forest Products (0.4%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/2024	30,000	41,836
International Paper Co. (USD), 7.95%, 06/15/2018	60,000	77,067

		118,903

Pharmaceutical (0.1%)
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/2018	35,000	43,304

Real Estate (0.2%)
HCP, Inc. (USD), 3.75%, 02/01/2016	50,000	53,422

Tobacco (0.3%)
Philip Morris International, Inc. (EUR), EMTN, 5.75%, 03/24/2016	50,000	77,200

Trucking & Leasing (0.2%)
Penske Truck Leasing Co. LP (USD), 3.75%, 05/11/2017 (a)	60,000	63,160

		3,288,175

Total Corporate Bonds		8,719,952

MUNICIPAL BONDS (1.1%)
UNITED STATES (1.1%)
CALIFORNIA (0.3%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	25,000	31,712
University of California General Obligation Unlimited Bonds, Series AD (USD), 4.86%, 05/15/2112	50,000	51,502

		83,214

GEORGIA (0.2%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	55,000	65,327

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

ILLINOIS (0.2%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	$55,000	$62,024

NEW YORK (0.1%)
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/2029	20,000	24,772

OHIO (0.3%)
JobsOhio Beverage System Revenue Bonds, Series B (USD), 4.53%, 01/01/2035	70,000	71,115

		306,452

Total Municipal Bonds		306,452

GOVERNMENT BONDS (44.4%)
AUSTRALIA (2.8%)
Australia Government Bond
Series 130 (AUD), 4.75%, 06/15/2016	600,000	664,184
Series 120 (AUD), 6.00%, 02/15/2017	115,000	134,267

		798,451

AUSTRIA (0.6%)
Austria Government Bond, Series 976 (EUR), 6.25%, 07/15/2027 (a)	90,000	180,884

BELGIUM (0.8%)
Belgium Government Bond, Series 61 (EUR), 4.25%, 09/28/2021	150,000	237,724

CANADA (2.4%)
Canadian Government Bond
(CAD), 4.00%, 06/01/2017	350,000	387,723
Series WL43 (CAD), 5.75%, 06/01/2029	210,000	304,904

		692,627

DENMARK (0.3%)
Denmark Government Bond (DKK), 4.50%, 11/15/2039	300,000	79,274

FINLAND (0.2%)
Finland Government Bond (EUR), 3.50%, 04/15/2021	30,000	46,453

FRANCE (2.4%)
France Government Bond OAT
(EUR), 3.00%, 04/25/2022	280,000	407,003
(EUR), 5.50%, 04/25/2029	50,000	91,495
(EUR), 4.75%, 04/25/2035	90,000	155,823
(EUR), 4.00%, 10/25/2038	10,000	15,696

		670,017

GERMANY (3.5%)
Bundesobligation, Series 158 (EUR), 1.75%, 10/09/2015	100,000	140,866
Bundesrepublik Deutschland
Series 07 (EUR), 4.00%, 01/04/2018	289,000	454,094
(EUR), 2.00%, 01/04/2022	70,000	98,801
(EUR), 5.50%, 01/04/2031	145,000	290,775
Series 07 (EUR), 4.25%, 07/04/2039	10,000	18,632

		1,003,168

ITALY (2.3%)
Buoni Poliennali Del Tesoro
(EUR), 5.00%, 03/01/2022	50,000	72,561

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

(EUR), 5.50%, 09/01/2022	$180,000	$268,952
(EUR), 4.50%, 03/01/2026	100,000	136,519
(EUR), 5.00%, 09/01/2040	130,000	178,396

		656,428

JAPAN (12.4%)
Japan Government 10 Year Bond
Series 275 (JPY), 1.40%, 12/20/2015	70,000,000	794,433
Series 297 (JPY), 1.40%, 12/20/2018	33,000,000	385,756
Series 299 (JPY), 1.30%, 03/20/2019	16,000,000	186,116
Japan Government 20 Year Bond, Series 112 (JPY), 2.10%, 06/20/2029	65,000,000	773,103
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/2033	25,000,000	242,769
Series 30 (JPY), 2.30%, 03/20/2039	25,000,000	295,389
Japan Government 5 Year Bond
Series 81 (JPY), 0.80%, 03/20/2014	35,900,000	395,732
Series 105 (JPY), 0.20%, 06/20/2017	40,000,000	438,778

		3,512,076

NETHERLANDS (2.3%)
Netherlands Government Bond
(EUR), 3.75%, 07/15/2014 (a)	200,000	285,084
(EUR), 3.25%, 07/15/2015 (a)	140,000	203,256
(EUR), 4.50%, 07/15/2017 (a)	60,000	94,323
(EUR), 2.25%, 07/15/2022 (a)	40,000	56,076

		638,739

POLAND (0.4%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/2015	310,000	104,938

REPUBLIC OF IRELAND (0.3%)
Ireland Government Bond (EUR), 4.40%, 06/18/2019	60,000	83,985

SINGAPORE (4.2%)
Singapore Government Bond (SGD), 3.63%, 07/01/2014	1,400,000	1,185,086

SPAIN (2.5%)
Spain Government Bond (EUR), 4.25%, 10/31/2016	500,000	697,638

SUPRANATIONAL (2.1%)
Council of Europe Development Bank (AUD), MTN, 5.63%, 12/14/2015	100,000	109,650
European Investment Bank (EUR), EMTN, 4.75%, 10/15/2017	300,000	476,018

		585,668

SWEDEN (0.6%)
Sweden Government Bond, Series 1051 (SEK), 3.75%, 08/12/2017	1,000,000	173,361

UNITED KINGDOM (4.3%)
United Kingdom Treasury Gilt
(GBP), 2.75%, 01/22/2015	190,000	315,084
(GBP), 4.75%, 09/07/2015	50,000	88,082
(GBP), 4.00%, 03/07/2022	50,000	92,852
(GBP), 4.25%, 03/07/2036	130,000	242,385
(GBP), 4.25%, 09/07/2039	175,000	325,322
(GBP), 4.25%, 12/07/2049	75,000	139,889

		1,203,614

Total Government Bonds		12,550,131

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

U.S. AGENCIES (8.2%)
UNITED STATES (8.2%)
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/2020	$36,978	$40,017
Series 3793, Class LV (USD), 4.00%, 11/15/2023	26,259	27,180
Series 4057, Class VB (USD), 3.50%, 06/15/2025	28,925	31,715
Series 4073, Class VQ (USD), 4.00%, 06/15/2025	19,400	21,610
Series 4097, Class VA (USD), 3.50%, 08/15/2025	24,362	26,807
Series 4097, Class VT (USD), 3.50%, 08/15/2025	14,617	15,992
Series 4103, Class DV (USD), 3.00%, 11/15/2025	24,479	26,087
Pool # G14583 (USD), 3.00%, 10/01/2027	14,642	15,591
Pool # C91293 (USD), 5.00%, 03/01/2030	22,646	24,376
Series 4097, Class GT (USD), 3.00%, 10/15/2031	29,435	31,342
Pool # C91442 (USD), 3.50%, 04/01/2032	22,333	23,980
Pool # C91482 (USD), 3.50%, 07/01/2032	28,570	30,146
Series 301, Class 400 (USD), 4.00%, 01/15/2033	25,000	27,403
Series 4134, Class WA (USD), 3.50%, 04/15/2038	29,861	32,178
Series 4077, Class MP (USD), 4.00%, 08/15/2040	14,630	16,111
Pool # A95803 (USD), 4.00%, 12/01/2040	43,263	47,710
Pool # Q04603 (USD), 4.00%, 11/01/2041	40,205	43,036
Series 4139, Class PA (USD), 2.50%, 11/15/2041	24,883	25,609
Series 3980, Class EP (USD), 5.00%, 01/15/2042	26,736	30,444
Pool # Q06531 (USD), 4.00%, 03/01/2042	29,161	31,356
Pool # Q08305 (USD), 3.50%, 05/01/2042	48,378	51,237
Pool # Q09082 (USD), 3.50%, 06/01/2042	34,391	36,423
Series 4135, Class AD (USD), 2.00%, 06/15/2042	24,842	25,115
Pool # Q09912 (USD), 3.50%, 08/01/2042	53,553	56,717
Pool # Q10152 (USD), 3.50%, 08/01/2042	29,754	31,614
Pool # Q10154 (USD), 3.50%, 08/01/2042	24,470	25,900
Pool # Q11164 (USD), 4.00%, 09/01/2042	19,873	21,742
Pool # Q13160 (USD), 3.50%, 11/01/2042	49,837	53,249
Federal National Mortgage Association
Series 2011-34, Class VA (USD), 4.00%, 06/25/2022	12,959	13,415
Series 2012-86, Class VC (USD), 3.50%, 08/25/2025	14,538	15,867
Series 2012-93, Class VK (USD), 3.50%, 09/25/2025	29,231	31,826
Pool # AK6972 (USD), 3.50%, 03/01/2027	36,294	39,069
Pool # AL1862 (USD), 3.00%, 04/01/2027	23,404	24,893
Pool # AO3007 (USD), 3.50%, 05/01/2027	25,855	27,770
Pool # AP5191 (USD), 3.00%, 09/01/2027	29,258	31,164
Series 2012-84, Class QG (USD), 3.00%, 09/25/2031	14,647	15,371
Pool # AB5959 (USD), 3.00%, 08/01/2032	19,476	20,275
Pool # AP2109 (USD), 4.00%, 08/01/2032	14,778	16,217
Pool # 891386 (USD), 5.50%, 10/01/2035	51,279	55,965
Pool # 888367 (USD), 7.00%, 03/01/2037	13,997	16,097
Pool # 889050 (USD), 6.00%, 05/01/2037	17,325	19,293
Pool # AL2627 (USD), 5.00%, 07/01/2037	22,139	24,041
Pool # 966202 (USD), 6.00%, 12/01/2037	40,244	44,035
Pool # 995049 (USD), 5.50%, 02/01/2038	15,518	16,936
Pool # 890149 (USD), 6.50%, 10/01/2038	23,192	25,753
Pool # 995228 (USD), 6.50%, 11/01/2038	37,414	41,765
Pool # 890101 (USD), 6.00%, 02/01/2039	9,710	10,814
Series 2011-76, Class PB (USD), 2.50%, 04/25/2039	25,202	26,232
Series 2011-2, Class PD (USD), 4.00%, 12/25/2039	60,000	64,297
Pool # AE8388 (USD), 4.50%, 11/01/2040	25,975	29,042
Series 2012-21, Class PJ (USD), 4.00%, 03/25/2041	28,200	30,666
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	29,291	31,744

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

Pool # AI0036 (USD), 4.50%, 07/01/2041	$34,966	$37,706
Pool # AI5595 (USD), 5.00%, 07/01/2041	44,643	48,966
Pool # AJ1422 (USD), 5.00%, 09/01/2041	53,657	58,384
Series 2012-38, Class PA (USD), 2.00%, 09/25/2041	43,100	43,780
Pool # AJ1472 (USD), 4.00%, 10/01/2041	29,165	31,544
Pool # AK2818 (USD), 4.50%, 01/01/2042	16,377	17,937
Pool # AK3774 (USD), 4.00%, 03/01/2042	23,878	25,849
Pool # AK4827 (USD), 3.50%, 04/01/2042	43,723	46,195
Pool # AO1877 (USD), 3.50%, 04/01/2042	43,779	46,254
Pool # AO8034 (USD), 3.50%, 07/01/2042	23,958	25,336
Pool # AO8719 (USD), 3.50%, 07/01/2042	28,549	30,226
Pool # AO9950 (USD), 4.00%, 07/01/2042	29,366	32,123
Pool # AO9937 (USD), 4.50%, 07/01/2042	9,682	10,677
Pool # AP3966 (USD), 3.50%, 09/01/2042	19,845	21,126
Pool # AB6250 (USD), 4.00%, 09/01/2042	14,517	15,594
Series 2013-12, Class UA (USD), 2.50%, 09/25/2042	30,000	31,097
Pool # AI9139 (USD), 3.00%, 11/01/2042	19,898	20,691
Pool # AB6935 (USD), 3.50%, 11/01/2042	19,907	21,301
Pool # AQ6196 (USD), 3.50%, 11/01/2042	14,954	15,919
Pool # AR1183 (USD), 3.00%, 01/01/2043	4,991	5,163
Pool # AR3390 (USD), 3.00%, 01/01/2043	25,000	25,878
TBA (USD), 3.00%, 02/01/2043	60,000	61,959
Series 2013-2, Class NP (USD), 2.00%, 02/25/2043	25,000	25,400
Series 2009-85, Class LC (USD), 4.50%, 10/25/2049	30,000	32,398
Government National Mortgage Association, Pool # 783356 (USD), 6.00%, 06/20/2041	26,513	29,820

		2,304,557

Total U.S. Agencies		2,304,557

U.S. TREASURIES (7.2%)
UNITED STATES (7.2%)
U.S. Treasury Bond (USD), 2.75%, 08/15/2042	500,000	460,469
U.S. Treasury Notes
(USD), 0.13%, 12/31/2014	65,000	64,833
(USD), 0.38%, 01/15/2016	442,000	441,620
(USD), 0.75%, 12/31/2017	550,000	547,035
(USD), 1.63%, 11/15/2022	531,000	514,074

		2,028,031

Total U.S. Treasuries		2,028,031

REPURCHASE AGREEMENT (1.0%)
UNITED STATES (1.0%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $283,000, collateralized by U.S. Treasury Note, maturing 05/15/2022; total market value of $292,641	283,000	283,000

Total Repurchase Agreement		283,000

Total Investments (Cost $26,194,351) (d)—96.5%		27,247,498

Other assets in excess of liabilities—3.5%		978,941

Net Assets—100.0%		$28,226,439

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2013.

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
GMTN	Global Medium Term Note
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar
ZAR	South African Rand

At January 31, 2013, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
German Euro BOBL Futures	JPMorgan Chase	6	03/07/2013	$(9,947)
German Euro Bond Futures	JPMorgan Chase	4	03/07/2013	(7,487)
German Euro Schatz Futures	JPMorgan Chase	(8)	03/07/2013	5,583
Japan Government 10 Year Bond Mini Futures	JPMorgan Chase	7	03/08/2013	(2,167)
United States Treasury Note 6%-2 year	JPMorgan Chase	(2)	03/28/2013	(98)
United States Treasury Note 6%-5 year	JPMorgan Chase	(2)	03/28/2013	1,245
United States Treasury Note 6%-10 year	JPMorgan Chase	3	03/19/2013	(4,669)
United States Treasury Note 6%-Ultra Long	JPMorgan Chase	(3)	03/19/2013	24,229

				$6,689

At January 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/19/2013	Citibank	AUD	80,000	USD	83,169	$82,963	$(206)
British Pound/United States Dollar
04/19/2013	Citibank	GBP	115,000	USD	182,417	182,317	(100)
Czech Koruna/United States Dollar
04/19/2013	Barclays Bank	CZK	660,000	USD	34,331	34,937	606

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

Danish Krone/United States Dollar
04/19/2013	Barclays Bank	DKK	129,000	USD	23,039	$23,494	$455
Japanese Yen/United States Dollar
04/19/2013	Royal Bank of Canada	JPY	161,911,000	USD	1,804,091	1,771,521	(32,570)
Malaysian Ringgit/United States Dollar
03/04/2013	JPMorgan Chase	MYR	190,000	USD	62,234	61,037	(1,197)
Mexican Peso/United States Dollar
04/19/2013	Royal Bank of Canada	MXN	5,055,000	USD	394,404	394,696	292
New Zealand Dollar/United States Dollar
04/19/2013	Royal Bank of Canada	NZD	52,000	USD	43,195	43,424	229
Norwegian Krone/United States Dollar
04/19/2013	Royal Bank of Canada	NOK	298,000	USD	52,992	54,388	1,396
South African Rand/United States Dollar
04/19/2013	Citibank	ZAR	631,000	USD	70,380	69,840	(540)
South Korean Won/United States Dollar
03/04/2013	Royal Bank of Scotland	KRW	383,000,000	USD	352,148	351,465	(683)
Swiss Franc/United States Dollar
04/19/2013	Barclays Bank	CHF	197,000	USD	211,308	216,656	5,348

						$3,286,738	$(26,970)

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/19/2013	Barclays Bank	USD	709,029	AUD	679,000	$704,152	$4,877
United States Dollar/British Pound
04/19/2013	Royal Bank of Canada	USD	69,650	GBP	44,000	69,756	(106)
United States Dollar/Canadian Dollar
04/19/2013	Barclays Bank	USD	45,226	CAD	45,000	45,042	184
United States Dollar/Euro Currency
04/19/2013	Barclays Bank	USD	1,751,826	EUR	1,315,000	1,786,204	(34,378)
United States Dollar/Japanese Yen
04/19/2013	Citibank	USD	300,572	JPY	26,940,000	294,759	5,813
United States Dollar/Polish Zloty
04/19/2013	Royal Bank of Canada	USD	41,217	PLN	130,000	41,767	(550)
United States Dollar/Singapore Dollar
04/19/2013	Royal Bank of Canada	USD	1,159,228	SGD	1,424,000	1,150,526	8,702
United States Dollar/Swedish Krona
04/19/2013	Royal Bank of Canada	USD	20,485	SEK	134,000	21,043	(558)

						$4,113,249	$(16,016)

At January 31, 2013, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro Currency/Swiss Franc
03/22/2013	Citibank	EUR	251,170	CHF	301,000	$330,012	$340,217	$10,205
Swiss Franc/Euro Currency
03/22/2013	Deutsche Bank	CHF	301,000	EUR	247,908	320,434	314,660	(5,774)

							$654,877	$4,431

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (97.3%)
Alaska (1.1%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	$1,000,000	$1,210,210

Arizona (1.9%)
City of Tempe General Obligation Unlimited Bonds, 5.00%, 07/01/2022	1,900,000	2,134,099

California (15.7%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(a)	1,000,000	534,660
Cabrillo Community College District General Obligation Unlimited Bonds, Series B, 0.00%, 08/01/2037(a)	2,500,000	735,325
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,121,160
Centinela Valley Union High School District General Obligation Unlimited Bonds, Series A, 0.00%, 08/01/2034(a)	2,750,000	675,043
Chula Vista Industrial Development Revenue (San Diego Gas & Electric), Series A, 1.65%, 07/01/2018	500,000	508,865
Cypress School District General Obligation Unlimited Bonds, Series B-1, 0.00%, 08/01/2031(a)	1,740,000	693,216
Franklin-Mckinley School District General Obligation Unlimited Bonds, 0.00%, 08/01/2035(a)	1,600,000	497,760
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/2025	1,000,000	1,222,210
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project, Partially Prerefunded), Series A, 5.00%, 10/01/2022	1,300,000	1,334,658
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	630,815
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	683,660
Magnolia School District General Obligation Unlimited Bonds, 0.00%, 08/01/2036(a)	2,500,000	787,325
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds (Rancho Redevelopment Project), 5.38%, 09/01/2025	500,000	500,330
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	362,310
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	540,274
State of California General Obligation Unlimited Bonds
Series A, 5.00%, 07/01/2022	1,100,000	1,240,239
5.00%, 03/01/2026	2,000,000	2,209,380
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,129,290
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,695,631

		18,102,151

Colorado (0.9%)
Colorado Health Facilities Authority Revenue Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 12/01/2042	1,000,000	1,090,950

Connecticut (1.9%)
City of Hartford General Obligation Unlimited Bonds, Series A
5.00%, 08/15/2015	100,000	110,065
5.00%, 08/15/2016	1,870,000	2,116,111

		2,226,176

Florida (3.8%)
Citizens Property Insurance Corp. Revenue Bonds, Series A-1, 5.00%, 06/01/2015	1,000,000	1,095,210
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,027,290

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	$1,000,000	$1,147,970
Escambia County, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project), 1.35%, 04/01/2039(b)	1,165,000	1,168,460

		4,438,930

Georgia (4.6%)
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(b)	1,000,000	1,015,040
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	617,420
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	117,385
Georgia Local Government Certificate of Participation (Grantor Trust), Series A, 4.75%, 06/01/2028	936,000	966,897
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded, Series V, 6.60%, 01/01/2018	45,000	48,530
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	465,000	543,292
Unrefunded, Series V, 6.60%, 01/01/2018	1,805,000	1,979,923

		5,288,487

Illinois (1.5%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	571,260
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/2027	1,000,000	1,149,930

		1,721,190

Indiana (2.4%)
Indiana Toll Road Commission Revenue Bonds, Prerefunded/Escrowed to Maturity, 9.00%, 01/01/2015	2,475,000	2,763,733

Louisiana (2.7%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	640,289
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(b)	1,250,000	1,380,925
Saint John The Baptist Parish Revenue Bonds (Marathon Oil), Series A, 5.13%, 06/01/2037	1,000,000	1,067,920

		3,089,134

Massachusetts (5.2%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,172,540
5.50%, 10/01/2018	2,000,000	2,491,160
5.50%, 08/01/2019	1,000,000	1,264,100
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center), Series C, 5.00%, 07/01/2017	1,000,000	1,134,930

		6,062,730

Michigan (0.9%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	1,041,003

Minnesota (0.5%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	601,365

Mississippi (1.0%)
Mississippi Development Bank Revenue Bonds (Jackson Public School District), 5.50%, 04/01/2022	1,000,000	1,157,860

Nebraska (0.7%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	850,493

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

New Hampshire (2.0%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	$1,000,000	$1,174,550
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,138,220

		2,312,770

New Jersey (3.5%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,345,940
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series C, 6.50%, 01/01/2016	490,000	535,653
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,195,570

		4,077,163

New York (6.3%)
New York Local Government Assistance Corp. Revenue Bonds, Series E, 6.00%, 04/01/2014	645,000	667,865
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,764,800
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,506,643
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,163,660
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,188,560

		7,291,528

North Dakota (0.9%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,050,480

Ohio (1.3%)
Jobs Ohio Beverage System Revenue Bonds, Series A, 5.00%, 01/01/2018	500,000	592,345
Ohio Air Quality Development Authority Revenue Bonds, Prerefunded, Series A, 5.75%, 06/01/2033(b)	800,000	897,584

		1,489,929

Pennsylvania (5.4%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	987,008
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	5,210,567

		6,197,575

Puerto Rico (1.0%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds (Public Improvement), Series A, 5.50%, 07/01/2017	250,000	269,818
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series C, 5.00%, 08/01/2022	750,000	889,455

		1,159,273

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	406,014

Tennessee (0.5%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	579,150

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

Texas (23.3%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	$1,575,000	$1,815,660
City of Houston Revenue Bonds, Series A, 5.25%, 05/15/2020	1,500,000	1,586,655
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/2036	1,250,000	1,393,650
Dallas/Fort Worth International Airport, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,210,080
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,777,641
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	7,088,746
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,489,182
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	500,000	553,075
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/2020	2,500,000	2,933,900
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,291,542
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,727,070
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,262,941
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	500,000	652,545
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,182,250

		26,964,937

Washington (7.4%)
City of Seattle Municipal Light and Power Revenue Bonds
Unrefunded, (AGM), 4.50%, 08/01/2019	875,000	922,416
Prerefunded, (AGM), 4.50%, 08/01/2019	125,000	132,794
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,155,650
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,309,340
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,400,420
Prerefunded, Series D, 5.00%, 01/01/2024	1,250,000	1,412,050
Series C, 5.00%, 01/01/2026	200,000	230,526

		8,563,196

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	559,065

Total Municipal Bonds		112,429,591

REPURCHASE AGREEMENT (2.4%)
United States (2.4%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $2,800,001, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $2,860,625	2,800,000	2,800,000

Total Repurchase Agreement		2,800,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

Total Investments (Cost $102,268,093) (c)—99.7%	$115,229,591

Other assets in excess of liabilities—0.3%	331,217

Net Assets—100.0%	$115,560,808

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2013.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (8.0%)
AUSTRALIA (1.4%)
SMART Trust, Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/2017 (a)	$220,000	$226,205

UNITED STATES (6.6%)
Ally Master Owner Trust, Series 2010-2, Class A (USD), 4.25%, 04/15/2017 (a)	250,000	268,345
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A (USD), 0.27%, 07/15/2016 (b)	100,000	99,967
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.46%, 04/07/2024 (a)(b)	200,000	202,418
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1 (USD), 1.50%, 09/15/2015	200,000	201,299
Series 2010-5, Class A2 (USD), 0.91%, 09/15/2015 (b)	100,000	100,303
GE Equipment Transportation LLC, Series 2012-1, Class A4 (USD), 1.23%, 01/22/2020	135,000	136,350
World Financial Network Credit Card Master Trust, Series 2009-D, Class A (USD), 4.66%, 05/15/2017	100,000	101,883

		1,110,565

Total Asset-Backed Securities		1,336,770

CORPORATE BONDS (59.5%)
AUSTRALIA (1.8%)
Commercial Banks (0.9%)
National Australia Bank Ltd. (USD), 1.25%, 07/25/2014 (a)(b)	150,000	151,752

Metals & Mining (0.9%)
BHP Billiton Finance USA Ltd. (USD), 1.00%, 02/24/2015	150,000	151,376

		303,128

CANADA (6.6%)
Commercial Banks (1.4%)
Bank of Nova Scotia (USD), 1.35%, 01/12/2015 (b)	235,000	238,469

Electric Utilities (0.6%)
TransAlta Corp. (USD), 5.75%, 12/15/2013	100,000	103,847

Energy Equipment & Services (1.1%)
TransCanada PipeLines Ltd. (USD), 0.88%, 03/02/2015	175,000	175,846

Metals & Mining (1.2%)
Barrick Gold Corp. (USD), 1.75%, 05/30/2014	200,000	202,594

Oil, Gas & Consumable Fuels (2.3%)
Talisman Energy, Inc. (USD), 5.13%, 05/15/2015	220,000	237,221
Total Capital Canada Ltd. (USD), 0.68%, 01/15/2016 (b)	150,000	150,562

		387,783

		1,108,539

FRANCE (1.2%)
Pharmaceutical (1.2%)
Sanofi-Aventis (USD), 0.62%, 03/28/2014 (b)	200,000	200,655

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

GERMANY (1.5%)
Commercial Banks (1.5%)
Deutsche Bank AG (USD), GMTN, 4.88%, 05/20/2013	$245,000	$248,191

PANAMA (0.1%)
Leisure Time (0.1%)
Carnival Corp. (USD), 1.20%, 02/05/2016	20,000	19,996

UNITED KINGDOM (4.0%)
Commercial Banks (0.5%)
Royal Bank of Scotland Group PLC (USD), 2.55%, 09/18/2015	85,000	87,638

Food Products (1.1%)
TESCO PLC (USD), 2.00%, 12/05/2014 (a)	175,000	178,846

Metals & Mining (0.9%)
Rio Tinto Finance USA PLC (USD), 1.13%, 03/20/2015	150,000	151,151

Oil, Gas & Consumable Fuels (1.5%)
BP Capital Markets PLC (USD), 0.94%, 12/06/2013 (b)	250,000	251,188

		668,823

UNITED STATES (44.3%)
Auto Manufacturers (0.9%)
Daimler Finance North America LLC (USD), 1.25%, 01/11/2016 (a)	150,000	150,112

Auto Parts & Equipment (1.4%)
Johnson Controls, Inc. (USD), 0.71%, 02/04/2014 (b)	225,000	225,582

Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 0.85%, 01/27/2014 (b)	205,000	206,181

Commercial Banks (2.0%)
Bank of America Corp. (USD), 1.50%, 10/09/2015	70,000	70,183
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	65,000	64,719
JPMorgan Chase & Co. (USD), MTN, 1.10%, 01/24/2014 (b)	200,000	201,464

		336,366

Computers & Peripherals (0.6%)
Hewlett-Packard Co. (USD), 0.71%, 05/30/2014 (b)	100,000	98,953

Cosmetics/Personal Care (1.0%)
Procter & Gamble Co. (USD), 0.23%, 02/06/2014 (b)	160,000	159,905

Diversified Financial Services (8.1%)
American Express Credit Corp. (USD), MTN, 1.75%, 06/12/2015	95,000	96,764
Caterpillar Financial Services Corp. (USD), MTN, 1.38%, 05/20/2014	230,000	232,737
ERAC USA Finance LLC (USD), 2.25%, 01/10/2014 (a)	75,000	76,013
General Electric Capital Corp. (USD), 0.91%, 12/11/2015 (b)	200,000	200,565
HSBC Finance Corp. (USD), 0.55%, 01/15/2014 (b)	200,000	199,852
International Lease Finance Corp. (USD), 6.50%, 09/01/2014 (a)	115,000	122,762
John Deere Capital Corp. (USD), 0.95%, 06/29/2015	150,000	151,213
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 03/01/2014	125,000	130,660
Toyota Motor Credit Corp. (USD), MTN, 1.00%, 02/17/2015	150,000	151,180

		1,361,746

Diversified Telecommunication Services (1.0%)
AT&T, Inc. (USD), 0.80%, 12/01/2015	170,000	169,952

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Electric Utilities (11.1%)
Ameren Corp. (USD), 8.88%, 05/15/2014	$75,000	$81,609
Baltimore Gas & Electric Co. (USD), 6.13%, 07/01/2013	100,000	102,270
Cleveland Electric Illuminating Co. (USD), 5.65%, 12/15/2013	110,000	114,537
Commonwealth Edison Co. (USD), 1.63%, 01/15/2014	170,000	171,877
Consolidated Edison Co. of New York, Inc., Series 02-B (USD), 4.88%, 02/01/2013	257,000	257,000
Florida Power Corp. (USD), 4.80%, 03/01/2013	100,000	100,266
Georgia Power Co. (USD), 0.63%, 11/15/2015	160,000	159,846
NextEra Energy Capital Holding, Inc. (USD), 1.61%, 06/01/2014	240,000	242,522
Oncor Electric Delivery Co. LLC (USD), 6.38%, 01/15/2015	230,000	253,463
PSEG Power LLC (USD), 2.50%, 04/15/2013	25,000	25,105
Public Service Electric & Gas Co., Series G (USD), MTN, 0.85%, 08/15/2014	200,000	201,095
Sierra Pacific Power Co. (USD), 5.45%, 09/01/2013	150,000	154,111

		1,863,701

Electrical Equipment (1.1%)
Emerson Electric Co. (USD), 4.50%, 05/01/2013	187,000	188,823

Energy Equipment & Services (1.2%)
Energy Transfer Partners LP (USD), 5.95%, 02/01/2015	190,000	206,898

Food Products (1.2%)
General Mills, Inc. (USD), 0.60%, 01/29/2016 (b)	100,000	100,089
Kroger Co. (USD), 5.00%, 04/15/2013	100,000	100,885

		200,974

Gas Utilities (2.9%)
CenterPoint Energy, Inc., Series B (USD), 6.85%, 06/01/2015	210,000	235,988
Sempra Energy (USD), 1.07%, 03/15/2014 (b)	250,000	251,189

		487,177

Healthcare Providers & Services (0.8%)
Quest Diagnostics, Inc. (USD), 1.16%, 03/24/2014 (b)	140,000	140,794

Information Technology Services (1.1%)
International Business Machines Corp. (USD), 0.55%, 02/06/2015	180,000	179,893

Insurance (4.2%)
21st Century Insurance Group (USD), 5.90%, 12/15/2013	75,000	77,626
American International Group, Inc. (USD), 3.00%, 03/20/2015	200,000	207,701
Berkshire Hathaway, Inc. (USD), 0.80%, 02/11/2016	160,000	160,245
Principal Life Global Funding II (USD), 1.00%, 12/11/2015 (a)	85,000	84,850
Prudential Financial, Inc., Series B (USD), MTN, 4.75%, 04/01/2014	170,000	177,787

		708,209

Oil & Gas Services (1.4%)
Cameron International Corp. (USD), 1.60%, 04/30/2015	240,000	241,792

Pharmaceutical (1.7%)
AbbVie, Inc. (USD), 1.20%, 11/06/2015 (a)	100,000	100,514
Express Scripts Holding Co. (USD), 2.75%, 11/21/2014	175,000	180,400

		280,914

Real Estate (1.4%)
HCP, Inc. (USD), 2.70%, 02/01/2014	125,000	127,285

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Mack-Cali Realty LP (USD), 5.13%, 02/15/2014	$105,000	$109,027

		236,312

		7,444,284

Total Corporate Bonds		9,993,616

U.S. AGENCIES (28.4%)
UNITED STATES (28.4%)
Federal Home Loan Bank
(USD), 0.00%, 02/20/2013 (c)	350,000	349,972
(USD), 0.00%, 02/27/2013 (c)	300,000	299,982
(USD), 0.00%, 04/15/2013 (c)	500,000	499,959
(USD), 0.00%, 07/12/2013 (c)	600,000	599,785
Federal Home Loan Mortgage Corp.
(USD), 0.00%, 04/01/2013 (c)	300,000	299,980
(USD), 0.00%, 04/22/2013 (c)	270,000	269,976
(USD), 0.00%, 04/23/2013 (c)	355,000	354,968
(USD), 0.18%, 11/04/2013 (b)	500,000	500,054
Federal National Mortgage Association
(USD), 0.00%, 04/18/2013 (c)	600,000	599,950
(USD), 0.50%, 10/30/2014	1,000,000	1,000,782

		4,775,408

Total U.S. Agencies		4,775,408

U.S. TREASURIES (4.3%)
UNITED STATES (4.3%)
U.S. Treasury Notes
(USD), 0.50%, 05/31/2013	50,000	50,066
(USD), 3.13%, 09/30/2013	275,000	280,393
(USD), 0.50%, 10/15/2013	400,000	401,000

		731,459

Total U.S. Treasuries		731,459

Total Investments (Cost $16,739,366) (d)—100.2%		16,837,253

Liabilities in excess of other assets—(0.2)%		(34,627)

Net Assets—100.0%		$16,802,626

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2013.
(c)	Issued with a zero coupon.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

GMTN	Global Medium Term Note
MTN	Medium Term Note
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (90.6%)
AUSTRALIA (1.0%)
Metals & Mining (1.0%)
FMG Resources August 2006 Pty Ltd. (USD), 6.88%, 04/01/2022 (a)	$170,000	$175,950

AUSTRIA (1.8%)
Oil, Gas & Consumable Fuels (0.5%)
OGX Austria GmbH (USD), 8.50%, 06/01/2018 (a)	100,000	93,250

Paper & Forest Products (1.3%)
Sappi Papier Holding GmbH (USD), 7.75%, 07/15/2017 (a)	200,000	225,000

		318,250

BERMUDA (1.0%)
Diversified Financial Services (1.0%)
Aircastle Ltd. (USD), 7.63%, 04/15/2020	155,000	177,863

CANADA (3.4%)
Commercial Services & Supplies (1.7%)
Garda World Security Corp. (CAD), 9.75%, 03/15/2017	300,000	315,821

Metals & Mining (1.7%)
Taseko Mines Ltd. (USD), 7.75%, 04/15/2019	305,000	298,138

		613,959

CAYMAN ISLANDS (4.3%)
Computers & Peripherals (1.0%)
Seagate HDD Cayman (USD), 7.00%, 11/01/2021	160,000	175,600

Investment Companies (1.6%)
Offshore Group Investment Ltd.
(USD), 11.50%, 08/01/2015	68,000	73,780
(USD), 7.50%, 11/01/2019 (a)	215,000	219,837

		293,617

Oil, Gas & Consumable Fuels (1.7%)
Shelf Drilling Holdings Ltd. (USD), 8.63%, 11/01/2018 (a)	280,000	295,400

		764,617

LUXEMBOURG (7.6%)
Apparel (0.8%)
Boardriders SA (EUR), 8.88%, 12/15/2017 (a)	100,000	144,945

Cosmetics/Personal Care (0.7%)
Albea Beauty Holdings SA (USD), 8.38%, 11/01/2019 (a)	120,000	126,900

Diversified Telecommunication Services (1.6%)
Intelsat Luxembourg SA, PIK (USD), 11.50%, 02/04/2017	275,000	291,500

Healthcare Products (1.1%)
ConvaTec Healthcare E SA (USD), 10.50%, 12/15/2018 (a)	170,000	188,700

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Packaging & Containers (3.4%)
ARD Finance SA, PIK (EUR), 11.13%, 06/01/2018 (a)	$237,231	$343,050
Greif Luxembourg Finance SCA (EUR), EMTN, 7.38%, 07/15/2021 (a)	165,000	254,282

		597,332

		1,349,377

SWEDEN (1.2%)
Chemicals (1.2%)
Perstorp Holding AB (USD), 8.75%, 05/15/2017 (a)	200,000	208,500

UNITED STATES (70.3%)
Aerospace & Defense (0.7%)
AAR Corp. (USD), 7.25%, 01/15/2022	120,000	127,800

Apparel (0.8%)
Hanesbrands, Inc. (USD), 6.38%, 12/15/2020	75,000	81,188
Levi Strauss & Co. (USD), 6.88%, 05/01/2022	60,000	65,250

		146,438

Chemicals (2.1%)
Axiall Corp. (USD), 4.88%, 05/15/2023 (a)	90,000	90,675
Tronox Finance LLC (USD), 6.38%, 08/15/2020 (a)	125,000	125,625
US Coatings Acquisition, Inc. / Flash Dutch 2 BV (USD), 7.38%, 05/01/2021 (a)	150,000	154,500

		370,800

Coal (8.6%)
Alpha Natural Resources, Inc. (USD), 6.25%, 06/01/2021	380,000	340,100
Arch Coal, Inc. (USD), 7.25%, 06/15/2021	565,000	505,675
Consol Energy, Inc. (USD), 6.38%, 03/01/2021	170,000	173,825
Peabody Energy Corp. (USD), 6.25%, 11/15/2021	165,000	172,425
Westmoreland Coal Co. (USD), 10.75%, 02/01/2018	335,000	339,187

		1,531,212

Commercial Services & Supplies (3.2%)
DynCorp International, Inc. (USD), 10.38%, 07/01/2017	205,000	199,875
H&E Equipment Services, Inc. (USD), 7.00%, 09/01/2022 (a)	65,000	71,013
Iron Mountain, Inc. (USD), 5.75%, 08/15/2024	170,000	171,487
ServiceMaster Co. (USD), 8.00%, 02/15/2020	80,000	84,800
United Rentals North America, Inc. (USD), 10.25%, 11/15/2019	40,000	46,500

		573,675

Diversified Financial Services (1.5%)
Milestone Aviation Group LLC (USD), 8.63%, 12/15/2017 (a)	165,000	171,600
Nationstar Mortgage LLC (USD), 7.88%, 10/01/2020 (a)	80,000	87,200

		258,800

Diversified Telecommunication Services (8.3%)
Alaska Communications Systems Group, Inc. (USD), 6.25%, 05/01/2018 (a)	360,000	238,725
Cincinnati Bell, Inc. (USD), 8.38%, 10/15/2020	227,000	246,863
Cricket Communications, Inc. (USD), 7.75%, 10/15/2020	170,000	176,375
Integra Telecom Holdings, Inc. (USD), 10.75%, 04/15/2016 (a)	255,000	269,025
Sprint Nextel Corp. (USD), 11.50%, 11/15/2021	241,000	329,567
Windstream Corp. (USD), 6.38%, 08/01/2023 (a)	220,000	220,550

		1,481,105

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Electric Utilities (1.8%)
Energy Future Intermediate Holding Co. LLC (USD), 10.00%, 12/01/2020 (a)	$90,000	$103,050
GenOn Energy, Inc. (USD), 9.88%, 10/15/2020	70,000	80,500
NRG Energy, Inc. (USD), 6.63%, 03/15/2023 (a)	120,000	128,700

		312,250

Electronics (0.1%)
Jabil Circuit, Inc. (USD), 4.70%, 09/15/2022	15,000	15,375

Energy Equipment & Services (2.2%)
Access Midstream Partners LP (USD), 5.88%, 04/15/2021	120,000	126,900
Sabine Pass Liquefaction LLC (USD), 5.63%, 02/01/2021 (a)	270,000	271,013

		397,913

Engineering & Construction (1.0%)
Zachry Holdings, Inc. (USD), 7.50%, 02/01/2020 (a)	165,000	169,950

Entertainment (0.9%)
Greektown Superholdings, Inc., Series A (USD), 13.00%, 07/01/2015	150,000	161,063

Environmental Control (1.2%)
Casella Waste Systems, Inc. (USD), 7.75%, 02/15/2019	220,000	212,300

Food Products (1.0%)
Post Holdings, Inc. (USD), 7.38%, 02/15/2022	165,000	183,150

Healthcare Products (0.6%)
Biomet, Inc. (USD), 6.50%, 10/01/2020 (a)	100,000	101,500

Healthcare Providers & Services (2.9%)
HCA, Inc.
(USD), 6.50%, 02/15/2020	60,000	66,750
(USD), 4.75%, 05/01/2023	130,000	130,812
Radnet Management, Inc. (USD), 10.38%, 04/01/2018	200,000	206,500
Tenet Healthcare Corp. (USD), 8.00%, 08/01/2020	100,000	108,750

		512,812

Home Builders (1.2%)
KB Home (USD), 8.00%, 03/15/2020	115,000	133,256
Meritage Homes Corp. (USD), 7.00%, 04/01/2022	80,000	88,200

		221,456

Home Furnishings (1.7%)
Norcraft Cos. LP (USD), 10.50%, 12/15/2015	285,000	294,975

Information Technology Services (1.4%)
SunGard Data Systems, Inc.
(USD), 6.63%, 11/01/2019 (a)	50,000	51,625
(USD), 7.63%, 11/15/2020	180,000	196,200

		247,825

Iron/Steel (0.5%)
Steel Dynamics, Inc. (USD), 6.38%, 08/15/2022 (a)	90,000	97,200

Lodging (4.0%)
Boyd Gaming Corp. (USD), 9.13%, 12/01/2018	215,000	223,600
Marina District Finance Co., Inc. (USD), 9.88%, 08/15/2018	335,000	340,025

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

MGM Resorts International (USD), 6.63%, 12/15/2021	$150,000	$154,500

		718,125

Machinery-Diversified (1.5%)
Cleaver-Brooks, Inc. (USD), 8.75%, 12/15/2019 (a)	135,000	144,619
Manitowoc Co., Inc. (USD), 5.88%, 10/15/2022	130,000	131,300

		275,919

Miscellaneous Manufacturing (0.4%)
Park-Ohio Industries, Inc. (USD), 8.13%, 04/01/2021	75,000	80,250

Oil & Gas Services (1.2%)
Forbes Energy Services Ltd. (USD), 9.00%, 06/15/2019	250,000	222,500

Oil, Gas & Consumable Fuels (12.1%)
Carrizo Oil & Gas, Inc. (USD), 7.50%, 09/15/2020	235,000	244,400
Chaparral Energy, Inc. (USD), 8.25%, 09/01/2021	125,000	138,750
Comstock Resources, Inc. (USD), 9.50%, 06/15/2020	245,000	264,600
EV Energy Partners LP (USD), 8.00%, 04/15/2019	115,000	122,762
Forest Oil Corp. (USD), 7.50%, 09/15/2020 (a)	210,000	223,650
GMX Resources, Inc. (USD), 9.00%, 03/02/2018	367,000	255,065
Hercules Offshore, Inc. (USD), 10.25%, 04/01/2019 (a)	150,000	166,125
Quicksilver Resources, Inc.
(USD), 8.25%, 08/01/2015	205,000	197,825
(USD), 7.13%, 04/01/2016	100,000	83,500
SandRidge Energy, Inc.
(USD), 7.50%, 03/15/2021	100,000	106,000
(USD), 7.50%, 02/15/2023	50,000	53,125
Venoco, Inc. (USD), 8.88%, 02/15/2019	310,000	301,475

		2,157,277

Packaging & Containers (1.8%)
Pretium Packaging LLC (USD), 11.50%, 04/01/2016	250,000	262,500
Sealed Air Corp. (USD), 8.38%, 09/15/2021 (a)	50,000	57,375

		319,875

Paper & Forest Products (0.7%)
PH Glatfelter Co. (USD), 5.38%, 10/15/2020	70,000	73,150
UNIFRAX I LLC (USD), 7.50%, 02/15/2019 (a)	50,000	50,000

		123,150

Retail (3.6%)
99 Cents Only Stores (USD), 11.00%, 12/15/2019	140,000	160,475
NPC International, Inc. (USD), 10.50%, 01/15/2020	100,000	116,000
Pantry, Inc. (USD), 8.38%, 08/01/2020 (a)	120,000	128,400
Wok Acquisition Corp. (USD), 10.25%, 06/30/2020 (a)	220,000	235,675

		640,550

Software (2.5%)
Fidelity National Information Services, Inc. (USD), 5.00%, 03/15/2022	165,000	178,612
First Data Corp.
PIK, (USD), 10.55%, 09/24/2015	110,000	113,369
(USD), 6.75%, 11/01/2020 (a)	155,000	159,263

		451,244

Trucking & Leasing (0.8%)
NESCO LLC (USD), 11.75%, 04/15/2017 (a)	125,000	136,250

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

		$12,542,739

Total Corporate Bonds		16,151,255

REPURCHASE AGREEMENT (3.5%)
UNITED STATES (3.5%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $636,000 collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $651,725	$636,000	$636,000

Total Repurchase Agreement		636,000

Total Investments (Cost $16,247,071) (b)—94.1%		16,787,255

Other assets in excess of liabilities—5.9%		1,044,504

Net Assets—100.0%		$17,831,759

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
PIK	Payment In Kind
USD	U.S. Dollar

At January 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Canadian Dollar
04/19/2013	Deutsche Bank	USD	327,338	CAD	326,000	$326,307	$1,031
United States Dollar/Euro Currency
04/19/2013	Goldman Sachs	USD	547,217	EUR	411,000	558,273	(11,056)
04/19/2013	UBS	USD	133,252	EUR	100,000	135,833	(2,581)

						$1,020,413	$(12,606)

At January 31, 2013, the Fund held the following credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	09/20/2013	200,000	Pay: Fixed rate equal to 5.00% Receive: Alcatel-Lucent, 1/15/2028, 6.50%	$(14,882)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Barclays Capital	06/20/2017	300,000	Pay: Fixed rate equal to 1.00% Receive: Southwest Airlines 3/01/2017, 5.13%	$(9,683)
Barclays Capital	09/20/2017	300,000	Pay: Fixed rate equal to 5.00% Receive: Avis Budget Car Rental LLC, 6/15/2016, 7.75%	(30,939)
Barclays Capital	03/20/2018	350,000	Pay: Fixed rate equal to 1.00% Receive: Alcoa, Inc., 2/23/2019, 5.72%	(418)

				$(55,922)

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Barclays Capital	06/20/2017	200,000	Pay: Chesapeake Energy Corp., 8/15/2020, 6.63% Receive: Fixed rate equal to 5.00%	$37,502	3.30%
Barclays Capital	09/20/2017	300,000	Pay: Bombardier, Inc., 5/01/2034, 7.45% Receive: Fixed rate equal to 5.00%	11,619	2.25%
Deutsche Bank	09/20/2017	400,000	Pay: Goodyear Tire & Rubber Co., 3/15/2028, 7.00% Receive: Fixed rate equal to 5.00%	29,115	4.90%

				$78,236

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (76.2%)
Alternative Investment (22.6%)
AQR Managed Futures Strategy Fund, Class I	140,943	$1,423,517
Arbitrage Event Driven Fund, Institutional Class	117,849	1,149,029
Eaton Vance Parametric Option Absolute Return Strategy Fund, Institutional Class	83,700	841,185
MainStay Marketfield Fund, Institutional Class*	110,401	1,833,764

		5,247,495

Commodity Fund (5.9%)
Credit Suisse Commodity Return Strategy Fund, Class I*	167,284	1,375,073

Equity Funds (28.1%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (a)	138,100	1,628,200
Aberdeen Emerging Markets Fund, Institutional Class (a)	73,406	1,169,353
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	118,021	1,382,022
Aberdeen Global Natural Resources Fund, Institutional Class (a)	40,646	697,486
Ivy Micro Cap Growth Fund, Class I*	48,719	934,436
Tortoise MLP & Pipeline Fund, Institutional Class	52,037	693,662

		6,505,159

Fixed Income Funds (19.6%)
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	114,654	1,144,250
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	88,840	922,154
Eaton Vance Floating-Rate Fund, Class I	144,484	1,324,916
PIMCO Emerging Markets Currency Fund, Institutional Class	108,082	1,147,833

		4,539,153

Total Mutual Funds		17,666,880

EXCHANGE TRADED FUNDS (22.2%)
Equity Funds (7.1%)
First Trust Health Care AlphaDEX Fund	26,796	952,062
iShares S&P Global Infrastructure Index Fund	19,148	699,859

		1,651,921

Fixed Income Fund (5.0%)
iShares Barclays 7-10 Year Treasury Bond Fund	10,764	1,142,061

Real Estate Investment Trust (REIT) Funds (10.1%)
iShares Cohen & Steers Realty Majors Index Fund	14,703	1,188,002
SPDR Dow Jones International Real Estate Fund	27,828	1,156,810

		2,344,812

Total Exchange Traded Funds		5,138,794

Total Investments (Cost $21,425,677) (b)—98.4%		22,805,674

Other assets in excess of liabilities—1.6%		376,440

Net Assets—100.0%		$23,182,114

*	Non-income producing security.
(a)	Investment in affiliate.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Diversified Alternatives Fund

(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (63.4%)
Commodity Fund (5.0%)
PIMCO Commodity RealReturn Strategy Fund, Institutional Class	263,772	$1,796,284

Equity Funds (19.2%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	113,389	1,806,282
Aberdeen Global Natural Resources Fund, Institutional Class (a)	105,876	1,816,837
Aberdeen International Equity Fund, Institutional Class (a)	214,645	3,213,237

		6,836,356

Fixed Income Funds (39.2%)
Aberdeen Core Fixed Income Fund, Institutional Class (a)	223,873	2,462,607
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	214,126	2,136,975
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	206,698	2,145,529
Eaton Vance Floating-Rate Fund, Class I	274,393	2,516,183
Nuveen Preferred Securities Fund, Institutional Class	121,425	2,143,156
Oppenheimer International Bond Fund, Class Y	386,522	2,551,041

		13,955,491

Total Mutual Funds		22,588,131

EXCHANGE TRADED FUNDS (35.0%)
Equity Funds (21.8%)
ETRACS Alerian MLP Infrastructure Index ETN	30,089	1,088,620
iShares Russell Midcap Index Fund	21,882	2,644,659
iShares S&P 500 Index Fund	10,000	1,504,600
iShares S&P Global Healthcare Sector Index Fund	15,967	1,103,320
iShares S&P Global Infrastructure Index Fund	39,519	1,444,419

		7,785,618

Fixed Income Fund (4.0%)
iShares Barclays 7-10 Year Treasury Bond Fund	13,408	1,422,589

Real Estate Investment Trust (REIT) Funds (9.2%)
iShares Cohen & Steers Realty Majors Index Fund	18,334	1,481,387
SPDR Dow Jones International Real Estate Fund	42,885	1,782,729

		3,264,116

Total Exchange Traded Funds		12,472,323

REPURCHASE AGREEMENT (2.4%)
State Street Bank, 0.01%, dated 01/31/2013, due 02/01/2013, repurchase price $860,000, collateralized by U.S. Treasury Note, maturing 08/31/2017; total market value of $880,575	$860,000	860,000

Total Repurchase Agreement		860,000

Total Investments (Cost $32,962,203) (b)—100.8%		35,920,454

Liabilities in excess of other assets—(0.8)%		(271,151)

Net Assets—100.0%		$35,649,303

(a)	Investment in affiliate.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Diversified Income Fund

(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2013 (unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (67.6%)
Alternative Investment (7.9%)
AQR Managed Futures Strategy Fund, Class I	145,921	$1,473,807
Eaton Vance Parametric Option Absolute Return Strategy Fund, Institutional Class	85,665	860,928

		2,334,735

Commodity Fund (4.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	142,707	1,173,055

Equity Funds (31.2%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (a)	54,651	644,341
Aberdeen Emerging Markets Fund, Institutional Class (a)	129,887	2,069,101
Aberdeen Global Natural Resources Fund, Institutional Class (a)	61,989	1,063,733
Aberdeen International Equity Fund, Institutional Class (a)	140,723	2,106,622
Aberdeen Small Cap Fund, Institutional Class* (a)	50,556	900,900
Aberdeen U.S. Equity Fund, Institutional Class (a)	104,613	1,175,848
Tortoise MLP & Pipeline Fund, Institutional Class	88,024	1,173,359

		9,133,904

Fixed Income Funds (24.5%)
Aberdeen Core Fixed Income Fund, Institutional Class (a)	160,536	1,765,892
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	88,526	883,493
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	89,165	925,527
Eaton Vance Floating-Rate Fund, Class I	196,395	1,800,944
Oppenheimer International Bond Fund, Class Y	177,081	1,168,734
PIMCO Emerging Markets Currency Fund, Institutional Class	58,635	622,707

		7,167,297

Total Mutual Funds		19,808,991

EXCHANGE TRADED FUNDS (30.6%)
Equity Funds (18.4%)
First Trust Health Care AlphaDEX Fund	34,029	1,209,050
iShares Russell Midcap Index Fund	12,601	1,522,957
iShares S&P 500 Index Fund	7,896	1,188,032
iShares S&P Global Infrastructure Index Fund	40,464	1,478,959

		5,398,998

Fixed Income Fund (4.0%) iShares Barclays 7-10 Year Treasury Bond Fund	11,016	1,168,798

Real Estate Investment Trust (REIT) Funds (8.2%) iShares Cohen & Steers Realty Majors Index Fund	14,549	1,175,559
SPDR Dow Jones International Real Estate Fund	29,101	1,209,729

		2,385,288

Total Exchange Traded Funds		8,953,084

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2013 (unaudited)

Aberdeen Dynamic Allocation Fund

Total Investments (Cost $26,250,823) (b)—98.2%	$28,762,075

Other assets in excess of liabilities—1.8%	524,235

Net Assets—100.0%	$29,286,310

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Notes to Statements of Investments (unaudited)

January 31, 2013

1. Summary of Significant Accounting Policies

(a) Security Valuation

The Aberdeen Funds (each a “Fund”; collectively, the “Funds”) are required to value their securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. Closed-end mutual funds and exchange traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing a Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are determined as Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Notes to Statements of Investments (unaudited) (continued)

January 31, 2013

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Debt and other fixed- income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity
Forward foreign currency contracts	Forward exchange rate quotations
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments carried at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	20,867,955	613,078,314	—	633,946,269
Preferred Stocks	—	27,102,675	—	27,102,675
Repurchase Agreement	—	21,685,000	—	21,685,000

	20,867,955	661,865,989	—	682,733,944

Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Closed-End Mutual Funds	—	260,649	—	260,649
Common Stocks	10,902,920	21,363,531	—	32,266,451
Repurchase Agreement	—	1,592,000	—	1,592,000

	10,902,920	23,216,180	—	34,119,100

Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	4,840,295	38,132,053	—	42,972,348
Repurchase Agreement	—	866,000	—	866,000

	4,840,295	38,998,053	—	43,838,348

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	1,966,133,036	6,384,415,467	—	8,350,548,503
Preferred Stocks	973,730,236	433,213,448	—	1,406,943,684
Repurchase Agreement	—	547,566,000	—	547,566,000

Notes to Statements of Investments (unaudited) (continued)

January 31, 2013

	2,939,863,272	7,365,194,915	—	10,305,058,187

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	507,883,016	—	—	507,883,016
Repurchase Agreement	—	75,701,000	—	75,701,000
Common Stocks—Short Positions	(194,180,242)	—	—	(194,180,242)
Exchange Traded Funds—Short Positions	(37,845,644)	—	—	(37,845,644)

	275,857,130	75,701,000	—	351,558,130

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	50,339,427	70,373,989	—	120,713,416
Preferred Stocks	7,419,633	3,414,013	—	10,833,646
Repurchase Agreement	—	5,824,000	—	5,824,000

	57,759,060	79,612,002	—	137,371,062

Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	25,392,666	19,632,923	—	45,025,589

	25,392,666	19,632,923	—	45,025,589

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	56,235,984	78,550,668	—	134,786,652
Preferred Stocks	3,434,140	—	—	3,434,140
Repurchase Agreement	—	7,186,000	—	7,186,000

	59,670,124	85,736,668	—	145,406,792

Aberdeen International Equity Fund
Investments in Securities
Common Stocks	135,645,221	799,952,297	—	935,597,518
Preferred Stocks	57,140,876	41,336,636	—	98,477,512
Repurchase Agreement	—	46,173,000	—	46,173,000

	192,786,097	887,461,933	—	1,080,248,030

Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	141,642,122	—	—	141,642,122
Repurchase Agreement	—	3,945,000	—	3,945,000

	141,642,122	3,945,000	—	145,587,122

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	320,660,739	—	—	320,660,739
Repurchase Agreement	—	4,643,000	—	4,643,000

	320,660,739	4,643,000	—	325,303,739

Aberdeen U.S. Equity II Fund
Investments in Securities
Common Stocks	68,368,472	—	—	68,368,472
Repurchase Agreement	—	986,000	—	986,000

	68,368,472	986,000	—	69,354,472

Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	158,228,657	—	158,228,657
Government Bonds	—	342,232,092	—	342,232,092
Government Agencies	—	29,365,286	—	29,365,286
Repurchase Agreement	—	25,536,000	—	25,536,000
Other Financial Instruments
Assets
Futures Contracts	806,323	—	—	806,323
Forward Foreign Currency Exchange Contracts	—	3,648,573	—	3,648,573
Liabilities
Futures Contracts	(519,969)	—	—	(519,969)

Notes to Statements of Investments (unaudited) (continued)

January 31, 2013

Forward Foreign Currency Exchange Contracts	—	(3,165,834)	—	(3,165,834)

	286,354	555,844,774	—	556,131,128

Aberdeen Core Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	3,882,208	—	3,882,208
Commercial Mortgage-Backed Securities	—	6,376,076	—	6,376,076
Residential Mortgage-Backed Securities	—	5,313,621	—	5,313,621
Corporate Bonds	—	29,279,878	—	29,279,878
Municipal Bonds	—	2,480,225	—	2,480,225
U.S. Agencies	—	41,643,737	—	41,643,737
U.S. Treasuries	—	12,422,720	—	12,422,720
Repurchase Agreement	—	3,222,000	—	3,222,000
Other Financial Instruments
Assets
Futures Contracts	9,179	—	—	9,179
Liabilities
Futures Contracts	(757)	—	—	(757)

	8,422	104,620,465	—	104,628,887

Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	1,925,392	—	1,925,392
Government Bonds	—	7,393,548	—	7,393,548
Repurchase Agreement	—	419,000	—	419,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	10,322	—	10,322
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12,441)	—	(12,441)

	—	9,735,821	—	9,735,821

Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	5,760,961	—	5,760,961
Government Bonds	—	30,736,692	—	30,736,692
Repurchase Agreement	—	2,467,000	—	2,467,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	207,005	—	207,005
Liabilities
Forward Foreign Currency Exchange Contracts	—	(107,028)	—	(107,028)

	—	39,064,630	—	39,064,630

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	111,510	—	111,510
Commercial Mortgage-Backed Securities	—	366,346	—	366,346
Residential Mortgage-Backed Securities	—	577,519	—	577,519
Corporate Bonds	—	8,719,952	—	8,719,952
Municipal Bonds	—	306,452	—	306,452
Government Bonds	—	12,550,131	—	12,550,131
U.S. Agencies	—	2,304,557	—	2,304,557
U.S. Treasuries	—	2,028,031	—	2,028,031
Repurchase Agreement	—	283,000	—	283,000
Other Financial Instruments
Assets
Futures Contracts	31,057	—	—	31,057
Forward Foreign Currency Exchange Contracts	—	38,107	—	38,107
Liabilities
Futures Contracts	(24,368)	—	—	(24,368)
Forward Foreign Currency Exchange Contracts	—	(76,662)	—	(76,662)

	6,689	27,208,943	—	27,215,632

Notes to Statements of Investments (unaudited) (continued)

January 31, 2013

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	112,429,591	—	112,429,591
Repurchase Agreement	—	2,800,000	—	2,800,000

	—	115,229,591	—	115,229,591

Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	1,336,770	—	1,336,770
Corporate Bonds	—	9,993,616	—	9,993,616
U.S. Agencies	—	4,775,408	—	4,775,408
U.S. Treasuries	—	731,459	—	731,459

	—	16,837,253	—	16,837,253

Aberdeen U.S. High Yield Bond Fund
Investments in Securities
Corporate Bonds	—	16,151,255	—	16,151,255
Repurchase Agreement	—	636,000	—	636,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	1,031	—	1,031
Credit Default Swaps Contracts	—	78,236	—	78,236
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13,637)	—	(13,637)
Credit Default Swaps Contracts	—	(55,922)	—	(55,922)

	—	16,796,963	—	16,796,963

Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	17,666,880	—	—	17,666,880
Exchange Traded Funds	5,138,794	—	—	5,138,794

	22,805,674	—	—	22,805,674

Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	22,588,131	—	—	22,588,131
Exchange Traded Funds	12,472,323	—	—	12,472,323
Repurchase Agreement	—	860,000	—	860,000

	35,060,454	860,000	—	35,920,454

Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	19,808,991	—	—	19,808,991
Exchange Traded Funds	8,953,084	—	—	8,953,084

	28,762,075	—	—	28,762,075

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2013, transfers from Level 1 to Level 2 occurred due to the utilization of the fair value factors, described above. For the period ended January 31, 2013 there have been no other significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
Asia Pacific Smaller Companies Fund	416,856	3,652,499
China Opportunities Fund	233,790	1,521,273
Emerging Markets Fund	291,487,253	—
Global Small Cap Fund	—	9,536,236

(b) Repurchase Agreements

Notes to Statements of Investments (unaudited) (continued)

January 31, 2013

The Funds may enter into repurchase agreements. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

(e) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that a Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2013

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by a Fund, and/or the termination value at the end of the contract. Therefore, a Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. A Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Credit Default Swaps

Certain Funds use credit default swap contracts to limit or reduce risk exposure of defaults of corporate and sovereign issuers (i.e., to reduce risk when a Fund owns or has exposure to such issuers), or to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which a Fund is not otherwise exposed. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the

Notes to Statements of Investments (unaudited) (continued)

January 31, 2013

purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Interest Rate Swaps

Certain Funds may invest in interest rate swap contracts. A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts may have a term of one to ten years, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund in accordance with the terms of the contract based on the closing level of the relevant index or security and interest accrual through the valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements on interest rate swaps are recorded as realized gains or losses.

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Board. A Fund bears the interest rate and market risk arising from any change in index or security values or interest rates.

(f) Short Sales

During the period, the Aberdeen Equity Long-Short Fund engaged in short-selling of portfolio securities. Certain of the Funds are authorized to engage in short selling of portfolio securities, which obligates a Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g) Credit-Linked Notes

The Aberdeen Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(h) Mortgage Dollar Rolls

Notes to Statements of investments (unaudited) (continued)

January 31, 2013

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

(i) Security Transactions, Investment Income and Expenses

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all or certain funds of the Trust. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2. Tax Information

As of January 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$607,764,666	$86,914,155	$(11,944,877)	$74,969,278
Aberdeen Asia-Pacific Smaller Companies Fund	29,196,363	5,472,820	(550,083)	4,922,737
Aberdeen China Opportunities Fund	35,763,551	9,761,091	(1,686,294)	8,074,797
Aberdeen Emerging Markets Fund	8,494,681,366	1,989,918,493	(179,541,672)	1,810,376,821
Aberdeen Equity Long-Short Fund	506,796,896	83,961,531	(7,174,411)	76,787,120
Aberdeen Global Equity Fund	119,106,638	18,822,616	(558,192)	18,264,424
Aberdeen Global Natural Resources Fund	41,285,870	6,031,933	(2,292,214)	3,739,719
Aberdeen Global Small Cap Fund	118,319,245	27,781,198	(693,651)	27,087,547
Aberdeen International Equity Fund	907,718,352	185,469,317	(12,939,639)	172,529,678
Aberdeen Small Cap Fund	118,602,766	27,632,681	(648,325)	26,984,356
Aberdeen U.S. Equity Fund	260,420,804	64,933,735	(50,800)	64,882,935
Aberdeen U.S. Equity II Fund	55,425,943	13,936,449	(7,920)	13,928,529
Aberdeen Asia Bond Fund	535,860,434	23,072,472	(3,570,871)	19,501,601
Aberdeen Core Fixed Income Fund	102,974,197	2,190,254	(543,986)	1,646,268
Aberdeen Emerging Markets Debt Fund	9,643,070	206,840	(111,970)	94,870
Aberdeen Emerging Markets Debt Local Currency Fund	38,067,765	1,304,638	(407,750)	896,888
Aberdeen Global Fixed Income Fund	26,194,351	1,335,442	(282,295)	1,053,147
Aberdeen Tax-Free Income Fund	102,268,093	12,976,416	(14,918)	12,961,498
Aberdeen Ultra-Short Duration Bond Fund	16,739,366	101,994	(4,107)	97,887
Aberdeen U.S. High Yield Bond Fund	16,247,071	669,830	(129,646)	540,184
Aberdeen Diversified Alternatives Fund	21,425,677	1,550,536	(170,539)	1,379,997

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2013

Aberdeen Diversified Income Fund	32,962,203	3,101,186	(142,935)	2,958,251
Aberdeen Dynamic Allocation Fund	26,250,823	2,719,514	(208,262)	2,511,252

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Gary Marshall
Gary Marshall, Principal Executive Officer

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Marshall
Gary Marshall, Principal Executive Officer

Date: March 27, 2013

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer

Date: March 27, 2013